UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21981
American Funds Target Date Retirement Series
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Gregory F. Niland
5300 Robin Hood Rd.
Norfolk, VA 23513
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2024
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class A
| AAFJX
for the period ended October 31, 2024
This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund
(the "fund") for the period from May 3, 2024, commencement of operations, to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
period
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 20 *	0.39% †
*
Based on operations for the period from May 3, 2024 to October 31, 2024. Expenses for the full year would be higher.
†
Annualized.
Management's discussion of fund performance
The fund’s Class A shares gained 8.40% for the period from May 3, 2024 to October 31, 2024. That result compares with a 8.29% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal period, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
Since inception 1
American Funds 2070 Target Date Retirement Fund — Class A (with sales charge) 2	2.17%
American Funds 2070 Target Date Retirement Fund — Class A (without sales charge) 2	8.40%
S&P 500 Index 3	12.02%
S&P Target Date 2065+ Index 3	8.29%
Bloomberg U.S. Aggregate Index 3	4.00%
1
Class A shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-187-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class C
| CCGDX
for the period ended October 31, 2024
This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund
(the "fund") for the period from May 3, 2024, commencement of operations, to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
period
?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 47 *	0.91% †
*
Based on operations for the period from May 3, 2024 to October 31, 2024. Expenses for the full year would be higher.
†
Annualized.
Management's discussion of fund performance
The fund’s Class C shares gained 8.10% for the period from May 3, 2024 to October 31, 2024. That result compares with a 8.29% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal period, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
Since inception 1
American Funds 2070 Target Date Retirement Fund — Class C (with sales charge) 2	7.10%
American Funds 2070 Target Date Retirement Fund — Class C (without sales charge) 2	8.10%
S&P 500 Index 3	12.02%
S&P Target Date 2065+ Index 3	8.29%
Bloomberg U.S. Aggregate Index 3	4.00%
1
Class C shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-187-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class T
| TDABX
for the period ended October 31, 2024
This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund
(the "fund") for the period from May 3, 2024, commencement of operations, to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
period
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 5 *	0.09% †
*
Based on operations for the period from May 3, 2024 to October 31, 2024. Expenses for the full year would be higher.
†
Annualized.
Management's discussion of fund performance
The fund’s Class T shares gained 8.50% for the period from May 3, 2024 to October 31, 2024. That result compares with a 8.29% gain for the S&P Target Date 2065+ Index.
What factors influenced results
During the fund’s fiscal period, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
Since inception 1
American Funds 2070 Target Date Retirement Fund — Class T (with sales charge) 2	5.75%
American Funds 2070 Target Date Retirement Fund — Class T (without sales charge) 2	8.50%
S&P 500 Index 3	12.02%
S&P Target Date 2065+ Index 3	8.29%
Bloomberg U.S. Aggregate Index 3	4.00%
1
Class T shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-187-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class F-1
| FATSX
for the period ended October 31, 2024
This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund
(the "fund") for the period from May 3, 2024, commencement of operations, to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
period
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 6 *	0.11% †
*
Based on operations for the period from May 3, 2024 to October 31, 2024. Expenses for the full year would be higher.
†
Annualized.
Management's discussion of fund performance
The fund’s Class F-1 shares gained 8.50% for the period from May 3, 2024 to October 31, 2024. That result compares with a 8.29% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal period, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
Since inception 1
American Funds 2070 Target Date Retirement Fund — Class F-1 2	8.50%
S&P 500 Index 3	12.02%
S&P Target Date 2065+ Index 3	8.29%
Bloomberg U.S. Aggregate Index 3	4.00%
1
Class F-1 shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions )	None
Portfolio turnover rate	$ 7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-187-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class F-2
| FBAJX
for the period ended October 31, 2024
This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund
(the "fund") for the period from May 3, 2024, commencement of operations, to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
period
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 4 *	0.07% †
*
Based on operations for the period from May 3, 2024 to October 31, 2024. Expenses for the full year would be higher.
†
Annualized.
Management's discussion of fund performance
The fund’s Class F-2 shares gained 8.50% for the period from May 3, 2024 to October 31, 2024. That result compares with a 8.29% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal period, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
Since inception 1
American Funds 2070 Target Date Retirement Fund — Class F-2 2	8.50%
S&P 500 Index 3	12.02%
S&P Target Date 2065+ Index 3	8.29%
Bloomberg U.S. Aggregate Index 3	4.00%
1
Class F-2 shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-187-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class F-3
| FCBEX
for the period ended October 31, 2024
This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund
(the "fund") for the period from May 3, 2024, commencement of operations, to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
period
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1 *	0.01% †
*
Based on operations for the period from May 3, 2024 to October 31, 2024. Expenses for the full year would be higher.
†
Annualized.
Management's discussion of fund performance
The fund’s Class F-3 shares gained 8.60% for the period from May 3, 2024 to October 31, 2024. That result compares with a 8.29% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal period, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
Since inception 1
American Funds 2070 Target Date Retirement Fund — Class F-3 2	8.60%
S&P 500 Index 3	12.02%
S&P Target Date 2065+ Index 3	8.29%
Bloomberg U.S. Aggregate Index 3	4.00%
1
Class F-3 shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-187-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class R-1
| RAADX
for the period ended October 31, 2024
This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund
(the "fund") for the period from May 3, 2024, commencement of operations, to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
period
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 5 *	0.10% †
*
Based on operations for the period from May 3, 2024 to October 31, 2024. Expenses for the full year would be higher.
†
Annualized.
Management's discussion of fund performance
The fund’s Class R-1 shares gained 8.50% for the period from May 3, 2024 to October 31, 2024. That result compares with a 8.29% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal period, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
Since inception 1
American Funds 2070 Target Date Retirement Fund — Class R-1 2	8.50%
S&P 500 Index 3	12.02%
S&P Target Date 2065+ Index 3	8.29%
Bloomberg U.S. Aggregate Index 3	4.00%
1
Class R-1 shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-187-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class R-2
| RAABX
for the period ended October 31, 2024
This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund
(the "fund") for the period from May 3, 2024, commencement of operations, to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
period
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 56 *	1.08% †
*
Based on operations for the period from May 3, 2024 to October 31, 2024. Expenses for the full year would be higher.
†
Annualized.
Management's discussion of fund performance
The fund’s Class R-2 shares gained 8.10% for the period from May 3, 2024 to October 31, 2024. That result compares with a 8.29% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal period, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
Since inception 1
American Funds 2070 Target Date Retirement Fund — Class R-2 2	8.10%
S&P 500 Index 3	12.02%
S&P Target Date 2065+ Index 3	8.29%
Bloomberg U.S. Aggregate Index 3	4.00%
1
Class R-2 shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-187-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class R-2E
| RBAHX
for the period ended October 31, 2024
This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund
(the "fund") for the period from May 3, 2024, commencement of operations, to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
period
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 41 *	0.79% †
*
Based on operations for the period from May 3, 2024 to October 31, 2024. Expenses for the full year would be higher.
†
Annualized.
Management's discussion of fund performance
The fund’s Class R-2E shares gained 8.20% for the period from May 3, 2024 to October 31, 2024. That result compares with a 8.29% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal period, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
Since inception 1
American Funds 2070 Target Date Retirement Fund — Class R-2E 2	8.20%
S&P 500 Index 3	12.02%
S&P Target Date 2065+ Index 3	8.29%
Bloomberg U.S. Aggregate Index 3	4.00%
1
Class R-2E shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-187-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class R-3
| RCADX
for the period ended October 31, 2024
This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund
(the "fund") for the period from May 3, 2024, commencement of operations, to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
period
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 36 *	0.69% †
*
Based on operations for the period from May 3, 2024 to October 31, 2024. Expenses for the full year would be higher.
†
Annualized.
Management's discussion of fund performance
The fund’s Class R-3 shares gained 8.20% for the period from May 3, 2024 to October 31, 2024. That result compares with a 8.29% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal period, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
Since inception 1
American Funds 2070 Target Date Retirement Fund — Class R-3 2	8.20%
S&P 500 Index 3	12.02%
S&P Target Date 2065+ Index 3	8.29%
Bloomberg U.S. Aggregate Index 3	4.00%
1
Class R-3 shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-187-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class R-4
| RCAEX
for the period ended October 31, 2024
This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund
(the "fund") for the period from May 3, 2024, commencement of operations, to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
period
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 20 *	0.38% †
*
Based on operations for the period from May 3, 2024 to October 31, 2024. Expenses for the full year would be higher.
†
Annualized.
Management's discussion of fund performance
The fund’s Class R-4 shares gained 8.40% for the period from May 3, 2024 to October 31, 2024. That result compares with a 8.29% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal period, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
Since inception 1
American Funds 2070 Target Date Retirement Fund — Class R-4 2	8.40%
S&P 500 Index 3	12.02%
S&P Target Date 2065+ Index 3	8.29%
Bloomberg U.S. Aggregate Index 3	4.00%
1
Class R-4 shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%
Portfolio holdings by fund type
(
percent
of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-187-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class R-5E
| RAAJX
for the period ended October 31, 2024
This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund
(the "fund") for the period from May 3, 2024, commencement of operations, to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
period
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 9 *	0.17% †
*
Based on operations for the period from May 3, 2024 to October 31, 2024. Expenses for the full year would be higher.
†
Annualized.
Management's discussion of fund performance
The fund’s Class R-5E shares gained 8.50% for the period from May 3, 2024 to October 31, 2024. That result compares with a 8.29% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal period, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
Since inception 1
American Funds 2070 Target Date Retirement Fund — Class R-5E 2	8.50%
S&P 500 Index 3	12.02%
S&P Target Date 2065+ Index 3	8.29%
Bloomberg U.S. Aggregate Index 3	4.00%
1
Class R-5E shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-187-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class R-5
| REAGX
for the period ended October 31, 2024
This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund
(the "fund") for the period from May 3, 2024, commencement of operations, to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
period
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 3 *	0.06% †
*
Based on operations for the period from May 3, 2024 to October 31, 2024. Expenses for the full year would be higher.
†
Annualized.
Management's discussion of fund performance
The fund’s Class R-5 shares gained 8.50% for the period from May 3, 2024 to October 31, 2024. That result compares with a 8.29% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal period, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
Since inception 1
American Funds 2070 Target Date Retirement Fund — Class R-5 2	8.50%
S&P 500 Index 3	12.02%
S&P Target Date 2065+ Index 3	8.29%
Bloomberg U.S. Aggregate Index 3	4.00%
1
Class R-5 shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-187-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class R-6
| RFBFX
for the period ended October 31, 2024
This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund
(the "fund") for the period from May 3, 2024, commencement of operations, to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
period
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1 *	0.01% †
*
Based on operations for the period from May 3, 2024 to October 31, 2024. Expenses for the full year would be higher.
†
Annualized.
Management's discussion of fund performance
The fund’s Class R-6 shares gained 8.60% for the period from May 3, 2024 to October 31, 2024. That result compares with a 8.29% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal period, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
Since inception 1
American Funds 2070 Target Date Retirement Fund — Class R-6 2	8.60%
S&P 500 Index 3	12.02%
S&P Target Date 2065+ Index 3	8.29%
Bloomberg U.S. Aggregate Index 3	4.00%
1
Class R-6 shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%
Portfolio holdings by fund type
(percent of net
assets
)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-187-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class A
| AAOTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 42	0.36%
Management's discussion of fund performance
The fund’s Class A shares gained 30.88% for the year ended October 31, 2024. That result compares with a 30.24% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class A (with sales charge) 2	23.33%	13.47% )
American Funds 2065 Target Date Retirement Fund — Class A (without sales charge) 2	30.88%	14.94% )
S&P 500 Index 3	38.02%	21.11% )
S&P Target Date 2065+ Index 3	30.24%	16.00% )
Bloomberg U.S. Aggregate Index 3	10.55%	(0.79) %
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2065+ Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class A shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,659%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-185-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class C
| CCLTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 126	1.10%
Management's discussion of fund performance
The fund’s Class C shares gained 29.93% for the year ended October 31, 2024. That result compares with a 30.24%
gain
for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class C (with sales charge) 2	28.93%	14.16% )
American Funds 2065 Target Date Retirement Fund — Class C (without sales charge) 2	29.93%	14.16% )
S&P 500 Index 3	38.02%	21.11% )
S&P Target Date 2065+ Index 3	30.24%	16.00% )
Bloomberg U.S. Aggregate Index 3	10.55%	(0.79) %
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2065+ Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class C shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,659%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability
of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-185-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class T
| TDTTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 12	0.10%
Management's discussion of fund performance
The fund’s Class T shares gained 31.25% for the year ended October 31, 2024. That result
compares with a 30.24% gain for the S&P Target Date 2065+ Index.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class T (with sales charge) 2	28.01%	14.66% )
American Funds 2065 Target Date Retirement Fund — Class T (without sales charge) 2	31.25%	15.30% )
S&P 500 Index 3	38.02%	21.11% )
S&P Target Date 2065+ Index 3	30.24%	16.00% )
Bloomberg U.S. Aggregate Index 3	10.55%	(0.79) %
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2065+ Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,659%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple
accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-185-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class F-1
| FAXTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 43	0.37%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 30.84% for the year ended October 31, 2024. That result
compares with a 30.24% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class F-1 2	30.84%	14.98% )
S&P 500 Index 3	38.02%	21.11% )
S&P Target Date 2065+ Index 3	30.24%	16.00% )
Bloomberg U.S. Aggregate Index 3	10.55%	(0.79) %
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2065+ Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-1 shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest
directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,659%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-185-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class F-2
| FBMTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 12	0.10%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 31.19% for the year ended October 31, 2024. That result compares with a 30.24% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return
, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
total returns
	1 year	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class F-2 2	31.19%	15.28% )
S&P 500 Index 3	38.02%	21.11% )
S&P Target Date 2065+ Index 3	30.24%	16.00% )
Bloomberg U.S. Aggregate Index 3	10.55%	(0.79) %
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2065+ Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-2 shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,659%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-185-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class F-3
| FCQTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 31.30% for the year ended October 31, 2024. That result compares with a 30.24% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class F-3 2	31.30%	15.37% )
S&P 500 Index 3	38.02%	21.11% )
S&P Target Date 2065+ Index 3	30.24%	16.00% )
Bloomberg U.S. Aggregate Index 3	10.55%	(0.79) %
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2065+ Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,659%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-185-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class R-1
| RAQTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 125	1.09%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 29.92% for the year ended October 31, 2024. That result compares with a 30.24% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class R-1 2	29.92%	14.37% )
S&P 500 Index 3	38.02%	21.11% )
S&P Target Date 2065+ Index 3	30.24%	16.00% )
Bloomberg U.S. Aggregate Index 3	10.55%	(0.79) %
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2065+ Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-1 shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest
directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,659%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-185-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class R-2
| RBOTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $
10,000 investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 126	1.10%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 29.95% for the year ended October 31, 2024. That result compares with a 30.24% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class R-2 2	29.95%	14.12% )
S&P 500 Index 3	38.02%	21.11% )
S&P Target Date 2065+ Index 3	30.24%	16.00% )
Bloomberg U.S. Aggregate Index 3	10.55%	(0.79) %
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2065+ Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-2 shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,659%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-185-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class R-2E
| RBEOX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $
10,000 investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 92	0.80%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 30.35% for the year ended October 31, 2024. That result compares with a 30.24% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class R-2E 2	30.35%	14.47% )
S&P 500 Index 3	38.02%	21.11% )
S&P Target Date 2065+ Index 3	30.24%	16.00% )
Bloomberg U.S. Aggregate Index 3	10.55%	(0.79) %
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2065+ Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-2E shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 3,659%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%
Portfolio holdings by fund
type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-185-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class R-3
| RCPTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 76	0.66%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 30.46% for the year ended October 31, 2024. That result compares with a 30.24% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class R-3 2	30.46%	14.62% )
S&P 500 Index 3	38.02%	21.11% )
S&P Target Date 2065+ Index 3	30.24%	16.00% )
Bloomberg U.S. Aggregate Index 3	10.55%	(0.79) %
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2065+ Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-3 shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,659%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-185-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class R-4
| RDLTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 42	0.36%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 30.89% for the year ended October 31, 2024. That result compares with a 30.24% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class R-4 2	30.89%	14.96% )
S&P 500 Index 3	38.02%	21.11% )
S&P Target Date 2065+ Index 3	30.24%	16.00% )
Bloomberg U.S. Aggregate Index 3	10.55%	(0.79) %
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2065+ Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-4 shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,659%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-185-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class R-5E
| RHLTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 17	0.15%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 31.10% for the year ended October 31, 2024. That result compares with a 30.24% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class R-5E 2	31.10%	15.20% )
S&P 500 Index 3	38.02%	21.11% )
S&P Target Date 2065+ Index 3	30.24%	16.00% )
Bloomberg U.S. Aggregate Index 3	10.55%	(0.79) %
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2065+ Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,659%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional inf
or
mation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed
to
shareholders
with
multiple
accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-185-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class R-5
| REOTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 31.30% for the year ended October 31, 2024. That result compares with a 30.24% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class R-5 2	31.30%	15.31% )
S&P 500 Index 3	38.02%	21.11% )
S&P Target Date 2065+ Index 3	30.24%	16.00% )
Bloomberg U.S. Aggregate Index 3	10.55%	(0.79) %
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2065+ Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment st rat
egies as a result of the benchmark change.
1
Class R-5 shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees
and
expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,659%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of
most
shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-185-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class R-6
| RFVTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 31.30% for the year ended October 31, 2024. That result compares with a 30.24% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class R-6 2	31.30%	15.37% )
S&P 500 Index 3	38.02%	21.11% )
S&P Target Date 2065+ Index 3	30.24%	16.00% )
Bloomberg U.S. Aggregate Index 3	10.55%	(0.79) %
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2065+ Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-6 shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,659%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional in
for
mation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed
to shareholders with
multiple
accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-185-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class A
| AANTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 40	0.35%
Management's discussion of fund performance
The fund’s Class A shares gained 30.87% for the year ended October 31, 2024. That result compares with a 29.84% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
While positive, the fund’s holdings in overseas equities were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter offers the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2060 Target Date Retirement Fund — Class A (with sales charge) 2	23.37%	9.08% )	8.57%
American Funds 2060 Target Date Retirement Fund — Class A (without sales charge) 2	30.87%	10.37% )	9.24%
S&P 500 Index 3	38.02%	15.27% )	13.23%
S&P Target Date 2060 Index 3	29.84%	10.14% )	8.89%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2060 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class A shares were first offered on March 27, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC
o
r Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,306%
Total number of portfolio holdings	$ 16%
Total advisory fee s paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-083-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class C
| CCKTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 124	1.08%
Management's discussion of fund performance
The fund’s Class C shares gained 29.87% for the year ended October 31, 2024. That result compares with a 29.84% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
While positive, the fund’s holdings in overseas equities were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter offers the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2060 Target Date Retirement Fund — Class C (with sales charge) 2	28.87%	9.55% )	8.57%
American Funds 2060 Target Date Retirement Fund — Class C (without sales charge) 2	29.87%	9.55% )	8.57%
S&P 500 Index 3	38.02%	15.27% )	13.23%
S&P Target Date 2060 Index 3	29.84%	10.14% )	8.89%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2060 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class C shares were first offered on March 27, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,306%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by
fund
type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-083-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class T
| TDSSX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 12	0.10%
Management's discussion of fund performance
The fund’s Class T shares gained 31.14% for the year ended October 31, 2024. That result compares with a 29.84% gain for the S&P Target Date 2060 Index.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
While positive, the fund’s holdings in overseas equities were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter offers the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2060 Target Date Retirement Fund — Class T (with sales charge) 2	27.91%	10.07% )	9.99%
American Funds 2060 Target Date Retirement Fund — Class T (without sales charge) 2	31.14%	10.63% )	10.36%
S&P 500 Index 3	38.02%	15.27% )	14.36%
S&P Target Date 2060 Index 3	29.84%	10.14% )	9.78%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2060 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,306%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-083-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class F-1
| FAWTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 43	0.37%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 30.88% for the year ended October 31, 2024. That result compares with a 29.84% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
While positive, the fund’s holdings in overseas equities were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter offers the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2060 Target Date Retirement Fund — Class F-1 2	30.88%	10.34% )	9.24%
S&P 500 Index 3	38.02%	15.27% )	13.23%
S&P Target Date 2060 Index 3	29.84%	10.14% )	8.89%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2060 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-1 shares were first offered on March 27, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,306%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to
shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-083-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class F-2
| FBKTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 12	0.10%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 31.20% for the year ended October 31, 2024. That result compares with a 29.84% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
While positive, the fund’s holdings in overseas equities were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter offers the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2060 Target Date Retirement Fund — Class F-2 2	31.20%	10.65% )	9.51%
S&P 500 Index 3	38.02%	15.27% )	13.23%
S&P Target Date 2060 Index 3	29.84%	10.14% )	8.89%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2060 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-2 shares were first offered on March 27, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,306%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-083-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class F-3
| FCKTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 31.28% for the year ended October 31, 2024. That result compares with a 29.84% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
While positive, the fund’s holdings in overseas equities were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter offers the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2060 Target Date Retirement Fund — Class F-3 2	31.28%	10.73% )	10.58%
S&P 500 Index 3	38.02%	15.27% )	14.43%
S&P Target Date 2060 Index 3	29.84%	10.14% )	9.88%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.40%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2060 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,306%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-083-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class R-1
| RANTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 126	1.10%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 29.87% for the year ended October 31, 2024. That result compares with a 29.84% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
While positive, the fund’s holdings in overseas equities were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter offers the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2060 Target Date Retirement Fund — Class R-1 2	29.87%	9.53% )	8.48%
S&P 500 Index 3	38.02%	15.27% )	13.23%
S&P Target Date 2060 Index 3	29.84%	10.14% )	8.89%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2060 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-1 shares were first offered on March 27, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,306%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-083-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class R-2
| RBNTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 126	1.10%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 29.83% for the year ended October 31, 2024. That result compares with a 29.84% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
While positive, the fund’s holdings in overseas equities were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter offers the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2060 Target Date Retirement Fund — Class R-2 2	29.83%	9.52% )	8.42%
S&P 500 Index 3	38.02%	15.27% )	13.23%
S&P Target Date 2060 Index 3	29.84%	10.14% )	8.89%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2060 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-2 shares were first offered on March 27, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,306%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-083-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class R-2E
| RBENX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 92	0.80%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 30.24% for the year ended October 31, 2024. That result compares with a 29.84% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
While positive, the fund’s holdings in overseas equities were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter offers the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2060 Target Date Retirement Fund — Class R-2E 2	30.24%	9.86% )	8.80%
S&P 500 Index 3	38.02%	15.27% )	13.23%
S&P Target Date 2060 Index 3	29.84%	10.14% )	8.89%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2060 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-2E shares were first offered on March 27, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,306%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-083-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class R-3
| RCNTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 75	0.65%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 30.47% for the year ended October 31, 2024. That result compares with a 29.84% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
While positive, the fund’s holdings in overseas equities were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter offers the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2060 Target Date Retirement Fund — Class R-3 2	30.47%	10.03% )	8.90%
S&P 500 Index 3	38.02%	15.27% )	13.23%
S&P Target Date 2060 Index 3	29.84%	10.14% )	8.89%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2060 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-3 shares were first offered on March 27, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,306%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-083-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class R-4
| RDKTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 42	0.36%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 30.85% for the year ended October 31, 2024. That result compares with a 29.84% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
While positive, the fund’s holdings in overseas equities were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter offers the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2060 Target Date Retirement Fund — Class R-4 2	30.85%	10.36% )	9.23%
S&P 500 Index 3	38.02%	15.27% )	13.23%
S&P Target Date 2060 Index 3	29.84%	10.14% )	8.89%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2060 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-4 shares were first offered on March 27, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,306%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-083-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class R-5E
| RHKTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 17	0.15%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 31.15% for the year ended October 31, 2024. That result compares with a 29.84% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
While positive, the fund’s holdings in overseas equities were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter offers the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2060 Target Date Retirement Fund — Class R-5E 2	31.15%	10.58% )	10.13%
S&P 500 Index 3	38.02%	15.27% )	13.90%
S&P Target Date 2060 Index 3	29.84%	10.14% )	9.70%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.50%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2060 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,306%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-083-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class R-5
| REMTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 31.25% for the year ended October 31, 2024. That result compares with a 29.84% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
While positive, the fund’s holdings in overseas equities were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter offers the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	5 years	Since inception 1
American Funds 2060 Target Date Retirement Fund — Class R-5 2	31.25%	10.69% )	9.55%
S&P 500 Index 3	38.02%	15.27% )	13.23%
S&P Target Date 2060 Index 3	29.84%	10.14% )	8.89%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2060 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5 shares were first offered on March 27, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees
and
expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 14,306%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-083-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class R-6
| RFUTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 31.26% for the year ended October 31, 2024. That result compares with a 29.84% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
While positive, the fund’s holdings in overseas equities were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter offers the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual total returns
	1 year	5 years	Since inception 1
American Funds 2060 Target Date Retirement Fund — Class R-6 2	31.26%	10.74% )	9.61%
S&P 500 Index 3	38.02%	15.27% )	13.23%
S&P Target Date 2060 Index 3	29.84%	10.14% )	8.89%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2060 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-6 shares were first offered on March 27, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index
Services
Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 14,306%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-083-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class A
| AAMTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.34%
Management's discussion of fund performance
The fund’s Class A shares gained 30.76% for the year ended October 31, 2024. That result compares with a 29.69% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2055 Target Date Retirement Fund — Class A (with sales charge) *	23.26%	9.09% )	8.49%
American Funds 2055 Target Date Retirement Fund — Class A (without sales charge) *	30.76%	10.40% )	9.14%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2055 Index †	29.69%	10.10% )	8.79%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2055 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 23,679%
Total number of portfolio holdings	$ 17%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-082-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class C
| CCJTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 123	1.07%
Management's discussion of fund performance
The fund’s Class C shares gained 29.76% for the year ended October 31, 2024. That result compares with a 29.69% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall
return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2055 Target Date Retirement Fund — Class C (with sales charge) *	28.76%	9.58% )	8.47%
American Funds 2055 Target Date Retirement Fund — Class C (without sales charge) *	29.76%	9.58% )	8.47%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2055 Index †	29.69%	10.10% )	8.79%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2055 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,679%
Total number of portfolio holdings	$ 17%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts
at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-082-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class T
| TDFWX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 12	0.10%
Management's discussion of fund performance
The fund’s Class T shares gained 31.03% for the year ended October 31, 2024. That result compares with a 29.69% gain for the S&P Target Date 2055 Index.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree
of stability.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2055 Target Date Retirement Fund — Class T (with sales charge) 2	27.74%	10.10% )	10.01%
American Funds 2055 Target Date Retirement Fund — Class T (without sales charge) 2	31.03%	10.66% )	10.38%
S&P 500 Index 3	38.02%	15.27% )	14.36%
S&P Target Date 2055 Index 3	29.69%	10.10% )	9.70%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2055 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,679%
Total number of portfolio holdings	$ 17%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-082-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class F-1
| FAJTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 43	0.37%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 30.71% for the year ended October 31, 2024. That result compares with a 29.69% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	10 years
American Funds 2055 Target Date Retirement Fund — Class F-1 *	30.71%	10.36% )	9.10%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2055 Index †	29.69%	10.10% )	8.79%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2055 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 23,679%
Total number of portfolio holdings	$ 17%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-082-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class F-2
| FBJTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 12	0.10%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 31.08% for the year ended October 31, 2024. That result compares with a 29.69% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	10 years
American Funds 2055 Target Date Retirement Fund — Class F-2 *	31.08%	10.67% )	9.40%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2055 Index †	29.69%	10.10% )	8.79%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2055 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services
Ltd
.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 23,679%
Total number of portfolio holdings	$ 17%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-082-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class F-3
| FCJTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 31.14% for the year ended October 31, 2024. That result compares with a 29.69% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	Since inception 1
American Funds 2055 Target Date Retirement Fund — Class F-3 2	31.14%	10.76% )	10.60%
S&P 500 Index 3	38.02%	15.27% )	14.43%
S&P Target Date 2055 Index 3	29.69%	10.10% )	9.80%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.40%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2055 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,679%
Total number of portfolio holdings	$ 17%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-082-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class R-1
| RAMTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 126	1.10%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 29.78% for the year ended October 31, 2024. That result compares with a 29.69% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2055 Target Date Retirement Fund — Class R-1 *	29.78%	9.55% )	8.28%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2055 Index †	29.69%	10.10% )	8.79%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2055 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,679%
Total number of portfolio holdings	$ 17%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-082-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class R-2
| RBMTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 126	1.10%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 29.76% for the year ended October 31, 2024. That result compares with a 29.69% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2055 Target Date Retirement Fund — Class R-2 *	29.76%	9.55% )	8.31%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2055 Index †	29.69%	10.10% )	8.79%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2055 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,679%
Total number of portfolio holdings	$ 17%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-082-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class R-2E
| RBEMX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 93	0.81%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 30.11% for the year ended October 31, 2024. That result compares with a 29.69% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2055 Target Date Retirement Fund — Class R-2E *	30.11%	9.88% )	8.67%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2055 Index †	29.69%	10.10% )	8.79%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2055 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,679%
Total number of portfolio holdings	$ 17%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important informati
on
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-082-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class R-3
| RCMTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 75	0.65%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 30.34% for the year ended October 31, 2024. That result compares with a 29.69% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2055 Target Date Retirement Fund — Class R-3 *	30.34%	10.05% )	8.79%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2055 Index †	29.69%	10.10% )	8.79%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2055 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,679%
Total number of portfolio holdings	$ 17%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with
multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-082-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class R-4
| RDJTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 42	0.36%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 30.71% for the year ended October 31, 2024. That result compares with a 29.69% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2055 Target Date Retirement Fund — Class R-4 *	30.71%	10.38% )	9.11%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2055 Index †	29.69%	10.10% )	8.79%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2055 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,679%
Total number of portfolio holdings	$ 17%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-082-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class R-5E
| RHJTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 17	0.15%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 31.00% for the year ended October 31, 2024. That result compares with a 29.69% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings.
Ce
rtain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2055 Target Date Retirement Fund — Class R-5E 2	31.00%	10.60% )	10.15%
S&P 500 Index 3	38.02%	15.27% )	13.90%
S&P Target Date 2055 Index 3	29.69%	10.10% )	9.62%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.50%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2055 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,679%
Total number of portfolio holdings	$ 17%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-082-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class R-5
| REKTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 31.10% for the year ended October 31, 2024. That result compares with a 29.69% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2055 Target Date Retirement Fund — Class R-5 *	31.10%	10.72% )	9.44%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2055 Index †	29.69%	10.10% )	8.79%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2055 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,679%
Total number of portfolio holdings	$ 17%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-082-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class R-6
| RFKTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 31.21% for the year ended Octo ber 31
, 2024. That result compares with a 29.69% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2055 Target Date Retirement Fund — Class R-6 *	31.21%	10.77% )	9.49%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2055 Index †	29.69%	10.10% )	8.79%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2055 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 23,679%
Total number of portfolio holdings	$ 17%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-082-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class A
| AALTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.34%
Management's discussion of fund performance
The fund’s Class A shares gained 30.43% for the year ended October 31, 2024. That result compares with a 29.63% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2050 Target Date Retirement Fund — Class A (with sales charge) *	22.91%	9.15% )	8.52%
American Funds 2050 Target Date Retirement Fund — Class A (without sales charge) *	30.43%	10.45% )	9.16%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2050 Index †	29.63%	10.04% )	8.72%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2050 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 33,619%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-069-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class C
| CCITX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 123	1.07%
Management's discussion of fund performance
The fund’s Class C shares gained 29.51% for the year ended October 31, 2024. That result compares with a 29.63% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2050 Target Date Retirement Fund — Class C (with sales charge) *	28.51%	9.63% )	8.50%
American Funds 2050 Target Date Retirement Fund — Class C (without sales charge) *	29.51%	9.63% )	8.50%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2050 Index †	29.63%	10.04% )	8.72%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2050 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 33,619%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-069-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class T
| TDFYX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 12	0.10%
Management's discussion of fund performance
The fund’s Class T shares gained 30.72% for the year ended October 31, 2024. That result compares with a 29.63% gain for the S&P Target Date 2050 Index.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2050 Target Date Retirement Fund — Class T (with sales charge) 2	27.44%	10.15% )	10.04%
American Funds 2050 Target Date Retirement Fund — Class T (without sales charge) 2	30.72%	10.71% )	10.41%
S&P 500 Index 3	38.02%	15.27% )	14.36%
S&P Target Date 2050 Index 3	29.63%	10.04% )	9.64%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2050 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 33,619%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-069-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class F-1
| FAITX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 43	0.37%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 30.40% for the year ended October 31, 2024. That result compares with a 29.63% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2050 Target Date Retirement Fund — Class F-1 *	30.40%	10.41% )	9.13%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2050 Index †	29.63%	10.04% )	8.72%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2050 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 33,619%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-069-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class F-2
| FBITX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 12	0.10%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 30.75% for the year ended October 31, 2024. That result compares with a 29.63% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	10 years
American Funds 2050 Target Date Retirement Fund — Class F-2 *	30.75%	10.71% )	9.43%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2050 Index †	29.63%	10.04% )	8.72%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2050 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 33,619%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-069-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class F-3
| DITFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 30.81% for the year ended October 31, 2024. That result compares with a 29.63% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2050 Target Date Retirement Fund — Class F-3 2	30.81%	10.80% )	10.63%
S&P 500 Index 3	38.02%	15.27% )	14.43%
S&P Target Date 2050 Index 3	29.63%	10.04% )	9.74%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.40%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2050 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 33,619%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-069-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class R-1
| RAITX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 126	1.10%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 29.41% for the year ended October 31, 2024. That result compares with a 29.63% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2050 Target Date Retirement Fund — Class R-1 *	29.41%	9.59% )	8.31%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2050 Index †	29.63%	10.04% )	8.72%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2050 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 33,619%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-069-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class R-2
| RBITX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 126	1.10%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 29.42% for the year ended October 31, 2024. That result compares with a 29.63% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2050 Target Date Retirement Fund — Class R-2 *	29.42%	9.60% )	8.34%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2050 Index †	29.63%	10.04% )	8.72%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2050 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 33,619%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-069-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class R-2E
| RBHEX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 93	0.81%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 29.82% for the year ended October 31, 2024. That result compares with a 29.63% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2050 Target Date Retirement Fund — Class R-2E *	29.82%	9.93% )	8.69%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2050 Index †	29.63%	10.04% )	8.72%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2050 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 33,619%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-069-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class R-3
| RCITX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 75	0.65%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 30.02% for the year ended October 31, 2024. That result compares with a 29.63% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2050 Target Date Retirement Fund — Class R-3 *	30.02%	10.08% )	8.81%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2050 Index †	29.63%	10.04% )	8.72%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2050 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 33,619%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-069-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class R-4
| RDITX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 41	0.36%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 30.43% for the year ended October 31, 2024. That result compares with a 29.63% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2050 Target Date Retirement Fund — Class R-4 *	30.43%	10.42% )	9.14%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2050 Index †	29.63%	10.04% )	8.72%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2050 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 33,619%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-069-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class R-5E
| RHITX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 17	0.15%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 30.67% for the year ended October 31, 2024. That result compares with a 29.63% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2050 Target Date Retirement Fund — Class R-5E 2	30.67%	10.65% )	10.17%
S&P 500 Index 3	38.02%	15.27% )	13.90%
S&P Target Date 2050 Index 3	29.63%	10.04% )	9.54%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.50%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2050 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 33,619%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-069-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class R-5
| REITX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 30.80% for the year ended October 31, 2024. That result compares with a 29.63% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2050 Target Date Retirement Fund — Class R-5 *	30.80%	10.76% )	9.47%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2050 Index †	29.63%	10.04% )	8.72%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2050 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 33,619%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-069-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class R-6
| RFITX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 30.86% for the year ended October 31, 2024. That result compares with a 29.63% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while strong, were lesser contributors to the fund’s overall return, as was the fund’s small fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2050 Target Date Retirement Fund — Class R-6 *	30.86%	10.82% )	9.52%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2050 Index †	29.63%	10.04% )	8.72%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2050 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 33,619%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-069-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class A
| AAHTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.34%
Management's discussion of fund performance
The fund’s Class A shares gained 30.08% for the year ended October 31, 2024. That result compares with a 28.69% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary dr
iv
er of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in ov
ers
eas equities, while positive, were lesser contributors to the fund’s overall return, as was the fund’s fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total ret
ur
ns
	1 year	5 years	10 years
American Funds 2045 Target Date Retirement Fund — Class A (with sales charge) *	22.58%	9.10% )	8.47%
American Funds 2045 Target Date Retirement Fund — Class A (without sales charge) *	30.08%	10.40% )	9.11%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2045 Index †	28.69%	9.73% )	8.50%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2045 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key f
u
nd st
at
istics
Fund net assets (in m illio ns)	$ 37,441%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-068-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class C
| CCHTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 123	1.07%
Management's discussion of fund performance
The fund’s Class C shares gained 29.09% for the year ended October 31, 2024. That result compares with a 28.69% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the pri
m
ary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas eq
ui
ties, while positive, were lesser contributors to the fund’s overall return, as was the fund’s fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total re
tu
rns
	1 year	5 years	10 years
American Funds 2045 Target Date Retirement Fund — Class C (with sales charge) *	28.09%	9.59% )	8.44%
American Funds 2045 Target Date Retirement Fund — Class C (without sales charge) *	29.09%	9.59% )	8.44%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2045 Index †	28.69%	9.73% )	8.50%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2045 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund stat
is
tics
Fund net assets (in mil lions)	$ 37,441%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-068-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class T
| TDFUX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 10	0.09%
Management's discussion of fund performance
The fund’s Class T shares gained 30.39% for the year ended October 31, 2024. That result compares with a 28.69% gain for the S&P Target Date 2045 Index.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the p
rim
ary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas e
quit
ies, while positive, were lesser contributors to the fund’s overall return, as was the fund’s fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual t
otal
returns
	1 year	5 years	Since inception 1
American Funds 2045 Target Date Retirement Fund — Class T (with sales charge) 2	27.11%	10.10% )	9.98%
American Funds 2045 Target Date Retirement Fund — Class T (without sales charge) 2	30.39%	10.67% )	10.35%
S&P 500 Index 3	38.02%	15.27% )	14.36%
S&P Target Date 2045 Index 3	28.69%	9.73% )	9.40%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2045 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund sta
ti
s
tics
Fund net assets (in millions)	$ 37,441%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-068-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class F-1
| FATTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 43	0.37%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 30.04% for the year ended October 31, 2024. That result compares with a 28.69% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equ
it
ies were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s hol
din
gs in overseas equities, while positive, were lesser contributors to the fund’s overall return, as was the fund’s fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average a
nn
ual total returns
	1 year	5 years	10 years
American Funds 2045 Target Date Retirement Fund — Class F-1 *	30.04%	10.37% )	9.07%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2045 Index †	28.69%	9.73% )	8.50%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2045 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund sta
tis
tics
Fund net assets (in millions)	$ 37,441%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-068-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class F-2
| FBHTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 10	0.09%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 30.36% for the year ended October 31, 2024. That result compares with a 28.69% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the pr
im
ary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in over
sea
s equities, while positive, were lesser contributors to the fund’s overall return, as was the fund’s fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total re
tur
ns
	1 year	5 years	10 years
American Funds 2045 Target Date Retirement Fund — Class F-2 *	30.36%	10.67% )	9.36%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2045 Index †	28.69%	9.73% )	8.50%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2045 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund sta
tist
ics
Fund net assets (in millions)	$ 37,441%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-068-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class F-3
| FCHTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 30.47% for the year ended October 31, 2024. That result compares with a 28.69% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the pri
ma
ry driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overs
ea
s equities, while positive, were lesser contributors to the fund’s overall return, as was the fund’s fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total retu
r
ns
	1 year	5 years	Since inception 1
American Funds 2045 Target Date Retirement Fund — Class F-3 2	30.47%	10.78% )	10.58%
S&P 500 Index 3	38.02%	15.27% )	14.43%
S&P Target Date 2045 Index 3	28.69%	9.73% )	9.49%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.40%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2045 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in m illio ns)	$ 37,441%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-068-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class R-1
| RAHTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 126	1.10%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 29.06% for the year ended October 31, 2024. That result compares with a 28.69% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the p
rim
ary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overs
e
as equities, while positive, were lesser contributors to the fund’s overall return, as was the fund’s fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual to
ta
l returns
	1 year	5 years	10 years
American Funds 2045 Target Date Retirement Fund — Class R-1 *	29.06%	9.56% )	8.25%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2045 Index †	28.69%	9.73% )	8.50%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2045 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund st
ati
stics
Fund net assets (in millions)	$ 37,441%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-068-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class R-2
| RBHTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 126	1.10%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 29.04% for the year ended October 31, 2024. That result compares with a 28.69% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the pri
m
ary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overse
a
s equities, while positive, were lesser contributors to the fund’s overall return, as was the fund’s fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual to
t
al returns
	1 year	5 years	10 years
American Funds 2045 Target Date Retirement Fund — Class R-2 *	29.04%	9.55% )	8.28%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2045 Index †	28.69%	9.73% )	8.50%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2045 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund stat
ist
ics
Fund net assets (in millions)	$ 37,441%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-068-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class R-2E
| RBHHX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 93	0.81%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 29.44% for the year ended October 31, 2024. That result compares with a 28.69% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the pri
m
ary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas eq
u
ities, while positive, were lesser contributors to the fund’s overall return, as was the fund’s fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual to
t
al returns
	1 year	5 years	10 years
American Funds 2045 Target Date Retirement Fund — Class R-2E *	29.44%	9.89% )	8.64%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2045 Index †	28.69%	9.73% )	8.50%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2045 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund stati
s
tics
Fund net assets (in millions)	$ 37,441%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-068-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class R-3
| RCHTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 75	0.65%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 29.62% for the year ended October 31, 2024. That result compares with a 28.69% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the pri
m
ary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in ove
rs
eas equities, while positive, were lesser contributors to the fund’s overall return, as was the fund’s fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual tot
a
l returns
	1 year	5 years	10 years
American Funds 2045 Target Date Retirement Fund — Class R-3 *	29.62%	10.06% )	8.75%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2045 Index †	28.69%	9.73% )	8.50%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2045 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund sta
ti
stics
Fund net assets (in millions)	$ 37,441%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of
most
shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-068-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class R-4
| RDHTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 40	0.35%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 30.06% for the year ended October 31, 2024. That result compares with a 28.69% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the pri
m
ary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in ove
r
seas equities, while positive, were lesser contributors to the fund’s overall return, as was the fund’s fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual tot
a
l returns
	1 year	5 years	10 years
American Funds 2045 Target Date Retirement Fund — Class R-4 *	30.06%	10.39% )	9.08%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2045 Index †	28.69%	9.73% )	8.50%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2045 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statis
t
ics
Fund net assets (in millions)	$ 37,441%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-068-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class R-5E
| RHHTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 17	0.15%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 30.26% for the year ended October 31, 2024. That result compares with a 28.69% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while positive, were lesser contributors to the fund’s overall return, as was
the fund’s fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2045 Target Date Retirement Fund — Class R-5E 2	30.26%	10.60% )	10.11%
S&P 500 Index 3	38.02%	15.27% )	13.90%
S&P Target Date 2045 Index 3	28.69%	9.73% )	9.30%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.50%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2045 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers
and
/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 37,441%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts
at
the
same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-068-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class R-5
| REHTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 30.42% for the year ended October 31, 2024. That result compares with a 28.69% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while positive, were lesser contributors to the fund’s overall return, as was the fund’s fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2045 Target Date Retirement Fund — Class R-5 *	30.42%	10.71% )	9.41%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2045 Index †	28.69%	9.73% )	8.50%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2045 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 37,441%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed
to shareholders with multiple
accounts
at
the
same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-068-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class R-6
| RFHTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 30.43% for the year ended October 31, 2024. That result compares with a 28.69% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Certain dividend-payers and blue chip stocks also helped returns during the period.
The fund’s holdings in overseas equities, while positive, were lesser contributors to the fund’s overall return, as was the fund’s fixed-income portfolio, though the latter does offer the opportunity for income and a degree of stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2045 Target Date Retirement Fund — Class R-6 *	30.43%	10.77% )	9.47%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2045 Index †	28.69%	9.73% )	8.50%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2045 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 37,441%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-068-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class A
| AAGTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.34%
Management's discussion of fund performance
The fund’s Class A shares gained 29.07% for the year ended October 31, 2024. That result compares with a 27.29% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying equities contributed greatly to the fund’s return for the period, though growth-oriented equities were likewise additive. Equities domiciled in the U.S. were particularly additive to returns.
The fund’s holdings in overseas equities saw returns somewhat below the fund’s overall results. The fund’s fixed income holdings, while posting positive returns, contributed less to the portfolio’s total return, though they continue to offer opportunities for income and stability.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average
annual total returns
	1 year	5 years	10 years
American Funds 2040 Target Date Retirement Fund — Class A (with sales charge) *	21.61%	8.88% )	8.28%
American Funds 2040 Target Date Retirement Fund — Class A (without sales charge) *	29.07%	10.18% )	8.92%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2040 Index †	27.29%	9.20% )	8.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2040 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index
Services
Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 44,409%
Total number of portfolio holdings	$ 22%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-067-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class C
| CCGTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 123	1.08%
Management's discussion of fund performance
The fund’s Class C shares gained 28.12% for the year ended October 31, 2024. That result compares with a 27.29% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying equities contributed greatly to the fund’s return for the period, though growth-oriented equities were likewise additive. Equities domiciled in the U.S. were particularly additive to returns.
The fund’s holdings in overseas equities saw returns somewhat below the fund’s overall results. The fund’s fixed income holdings, while posting positive returns, contributed less to the portfolio’s total return, though they continue to offer opportunities for income and stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	10 years
American Funds 2040 Target Date Retirement Fund — Class C (with sales charge) *	27.12%	9.37% )	8.27%
American Funds 2040 Target Date Retirement Fund — Class C (without sales charge) *	28.12%	9.37% )	8.27%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2040 Index †	27.29%	9.20% )	8.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2040 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index
Services
Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund statistics
Fund net assets (in millions)	$ 44,409%
Total number of portfolio holdings	$ 22%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-067-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class T
| TDFOX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 10	0.09%
Management's discussion of fund performance
The fund’s Class T shares gained 29.38% for the year ended October 31, 2024. That result compares with a 27.29% gain for the S&P Target Date 2040 Index.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying equities contributed greatly to the fund’s return for the period, though growth-oriented equities were likewise additive. Equities domiciled in the U.S. were particularly additive to returns.
The fund’s holdings in overseas equities saw returns somewhat below the fund’s overall results. The fund’s fixed income holdings, while posting positive returns, contributed less to the portfolio’s total return, though they continue to offer opportunities for income and stability.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds 2040 Target Date Retirement Fund — Class T (with sales charge) 2	26.13%	9.88% )	9.78%
American Funds 2040 Target Date Retirement Fund — Class T (without sales charge) 2	29.38%	10.44% )	10.15%
S&P 500 Index 3	38.02%	15.27% )	14.36%
S&P Target Date 2040 Index 3	27.29%	9.20% )	9.00%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2040 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index
Services
Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 44,409%
Total number of portfolio holdings	$ 22%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of
most
shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-067-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class F-1
| FAUTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 42	0.37%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 29.02% for the year ended October 31, 2024. That result compares with a 27.29% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying equities contributed greatly to the fund’s return for the period, though growth-oriented equities were likewise additive. Equities domiciled in the U.S. were particularly additive to returns.
The fund’s holdings in overseas equities saw returns somewhat below the fund’s overall results. The fund’s fixed income holdings, while posting positive returns, contributed less to the portfolio’s total return, though they continue to offer opportunities for income and stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	10 years
American Funds 2040 Target Date Retirement Fund — Class F-1 *	29.02%	10.15% )	8.89%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2040 Index †	27.29%	9.20% )	8.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2040 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index
Services
Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 44,409%
Total number of portfolio holdings	$ 22%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-067-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class F-2
| FBGTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 10	0.09%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 29.39% for the year ended October 31, 2024. That result compares with a 27.29% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying equities contributed greatly to the fund’s return for the period, though growth-oriented equities were likewise additive. Equities domiciled in the U.S. were particularly additive to returns.
The fund’s holdings in overseas equities saw returns somewhat below the fund’s overall results. The fund’s fixed income holdings, while posting positive returns, contributed less to the portfolio’s total return, though they continue to offer opportunities for income and stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	10 years
American Funds 2040 Target Date Retirement Fund — Class F-2 *	29.39%	10.45% )	9.19%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2040 Index †	27.29%	9.20% )	8.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2040 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index
Services
Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 44,409%
Total number of portfolio holdings	$ 22%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-067-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class F-3
| FCGTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 29.53% for the year ended October 31, 2024. That result compares with a 27.29% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying equities contributed greatly to the fund’s return for the period, though growth-oriented equities were likewise additive. Equities domiciled in the U.S. were particularly additive to returns.
The fund’s holdings in overseas equities saw returns somewhat below the fund’s overall results. The fund’s fixed income holdings, while posting positive returns, contributed less to the portfolio’s total return, though they continue to offer opportunities for income and stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds 2040 Target Date Retirement Fund — Class F-3 2	29.53%	10.54% )	10.38%
S&P 500 Index 3	38.02%	15.27% )	14.43%
S&P Target Date 2040 Index 3	27.29%	9.20% )	9.09%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.40%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2040 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index
Services
Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 44,409%
Total number of portfolio holdings	$ 22%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-067-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class R-1
| RAKTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 125	1.10%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 28.08% for the year ended October 31, 2024. That result compares with a 27.29% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying equities contributed greatly to the fund’s return for the period, though growth-oriented equities were likewise additive. Equities domiciled in the U.S. were particularly additive to returns.
The fund’s holdings in overseas equities saw returns somewhat below the fund’s overall results. The fund’s fixed income holdings, while posting positive returns, contributed less to the portfolio’s total return, though they continue to offer opportunities for income and stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	10 years
American Funds 2040 Target Date Retirement Fund — Class R-1 *	28.08%	9.33% )	8.08%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2040 Index †	27.29%	9.20% )	8.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2040 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund statistics
Fund net assets (in millions)	$ 44,409%
Total number of portfolio holdings	$ 22%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-067-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class R-2
| RBKTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 125	1.10%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 28.14% for the year ended October 31, 2024. That result compares with a 27.29% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying equities contributed greatly to the fund’s return for the period, though growth-oriented equities were likewise additive. Equities domiciled in the U.S. were particularly additive to returns.
The fund’s holdings in overseas equities saw returns somewhat below the fund’s overall results. The fund’s fixed income holdings, while posting positive returns, contributed less to the portfolio’s total return, though they continue to offer opportunities for income and stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2040 Target Date Retirement Fund — Class R-2 *	28.14%	9.34% )	8.11%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2040 Index †	27.29%	9.20% )	8.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2040 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 44,409%
Total number of portfolio holdings	$ 22%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple
accounts
at
the
same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-067-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class R-2E
| RBEKX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 93	0.81%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 28.52% for the year ended October 31, 2024. That result compares with a 27.29% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying equities contributed greatly to the fund’s return for the period, though growth-oriented equities were likewise additive. Equities domiciled in the U.S. were particularly additive to returns.
The fund’s holdings in overseas equities saw returns somewhat below the fund’s overall results. The fund’s fixed income holdings, while posting positive returns, contributed less to the portfolio’s total return, though they continue to offer opportunities for income and stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2040 Target Date Retirement Fund — Class R-2E *	28.52%	9.65% )	8.46%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2040 Index †	27.29%	9.20% )	8.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2040 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 44,409%
Total number of portfolio holdings	$ 22%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-067-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class R-3
| RCKTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 74	0.65%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 28.70% for the year ended October 31, 2024. That result compares with a
27
.29% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying equities contributed greatly to the fund’s return for the period, though growth-oriented equities were likewise additive. Equities domiciled in the U.S. were particularly additive to returns.
The fund’s holdings in overseas equities saw returns somewhat below the fund’s overall results. The fund’s fixed income holdings, while posting positive returns, contributed less to the portfolio’s total return, though they continue to offer opportunities for income and stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2040 Target Date Retirement Fund — Class R-3 *	28.70%	9.82% )	8.58%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2040 Index †	27.29%	9.20% )	8.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2040 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 44,409%
Total number of portfolio holdings	$ 22%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-067-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class R-4
| RDGTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hyp
oth
etical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 40	0.35%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 29.05% for the year ended October 31, 2024. That result compares with a 27.29% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying equities contributed greatly to the fund’s return for the period, though growth-oriented equities were likewise additive. Equities domiciled in the U.S. were particularly additive to returns.
The fund’s holdings in overseas equities saw returns somewhat below the fund’s overall results. The fund’s fixed income holdings, while posting positive returns, contributed less to the portfolio’s total return, though they continue to offer opportunities for income and stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2040 Target Date Retirement Fund — Class R-4 *	29.05%	10.16% )	8.91%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2040 Index †	27.29%	9.20% )	8.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2040 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 44,409%
Total number of portfolio holdings	$ 22%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-067-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class R-5E
| RHGTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last year
?
(based on a hypothetical $10,00
0
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 17	0.15%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 29.37% for the year ended October 31, 2024. That result compares with a 27.29% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying equities contributed greatly to the fund’s return for the period, though growth-oriented equities were likewise additive. Equities domiciled in the U.S. were particularly additive to returns.
The fund’s holdings in overseas equities saw returns somewhat below the fund’s overall results. The fund’s fixed income holdings, while posting positive returns, contributed less to the portfolio’s total return, though they continue to offer opportunities for income and stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2040 Target Date Retirement Fund — Class R-5E 2	29.37%	10.39% )	9.93%
S&P 500 Index 3	38.02%	15.27% )	13.90%
S&P Target Date 2040 Index 3	27.29%	9.20% )	8.92%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.50%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2040 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 44,409%
Total number of portfolio holdings	$ 22%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-067-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class R-5
| REGTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 29.46% for the year ended
October 31, 2024
. That result compares with a 27.29% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying equities contributed greatly to the fund’s return for the period, though growth-oriented equities were likewise additive. Equities domiciled in the U.S. were particularly additive to returns.
The fund’s holdings in overseas equities saw returns somewhat below the fund’s overall results. The fund’s fixed income holdings, while posting positive returns, contributed less to the portfolio’s total return, though they continue to offer opportunities for income and stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2040 Target Date Retirement Fund — Class R-5 *	29.46%	10.48% )	9.24%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2040 Index †	27.29%	9.20% )	8.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2040 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 44,409%
Total number of portfolio holdings	$ 22%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-067-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class R-6
| RFGTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 29.52% for the year ended October 31, 2024. That result compares with a 27.29% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only for them to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying equities contributed greatly to the fund’s return for the period, though growth-oriented equities were likewise additive. Equities domiciled in the U.S. were particularly additive to returns.
The fund’s holdings in overseas equities saw returns somewhat below the fund’s overall results. The fund’s fixed income holdings, while posting positive returns, contributed less to the portfolio’s total return, though they continue to offer opportunities for income and stability.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2040 Target Date Retirement Fund — Class R-6 *	29.52%	10.55% )	9.29%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2040 Index †	27.29%	9.20% )	8.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2040 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 44,409%
Total number of portfolio holdings	$ 22%
Total advisory fees paid (in millions)	None
Portfolio turnover r ate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-067-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class A
| AAFTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.34%
Management's
discussion
of fund performance
The fund’s Class A shares gained 25.99% for the year ended October 31, 2024. That result compares with a 24.97% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend-payers also helped returns during the period, both domestic and overseas.
Other overseas equities were mixed in terms of contribution, though most were generally positive on an absolute basis. Likewise, the fixed income holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	10 years
American Funds 2035 Target Date Retirement Fund — Class A (with sales charge) *	18.71%	7.90% )	7.69%
American Funds 2035 Target Date Retirement Fund — Class A (without sales charge) *	25.99%	9.19% )	8.33%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2035 Index †	24.97%	8.31% )	7.59%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2035 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 48,481%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-066-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class C
| CCFTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 122	1.08%
Management's discussion of fund performance
The fund’s Class C shares gained 25.07% for the year ended October 31, 2024. That result compares with a 24.97% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend-payers also helped returns during the period, both domestic and overseas.
Other overseas equities were mixed in terms of contribution, though most were generally positive on an absolute basis. Likewise, the fixed income holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2035 Target Date Retirement Fund — Class C (with sales charge) *	24.07%	8.39% )	7.68%
American Funds 2035 Target Date Retirement Fund — Class C (without sales charge) *	25.07%	8.39% )	7.68%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2035 Index †	24.97%	8.31% )	7.59%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2035 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 48,481%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial
intermediary.
Lit. No. MFCCARX-066-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class T
| TDFHX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 10	0.09%
Management's discussion of fund performance
The fund’s Class T shares gained 26.31% for the year ended October 31, 2024. That result compares with a 24.97% gain for the S&P Target Date 2035 Index.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend-payers also helped returns during the period, both domestic and overseas.
Other overseas equities were mixed in terms of contribution, though most were generally positive on an absolute basis. Likewise, the fixed income holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains
.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2035 Target Date Retirement Fund — Class T (with sales charge) 2	23.16%	8.89% )	9.03%
American Funds 2035 Target Date Retirement Fund — Class T (without sales charge) 2	26.31%	9.44% )	9.40%
S&P 500 Index 3	38.02%	15.27% )	14.36%
S&P Target Date 2035 Index 3	24.97%	8.31% )	8.31%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2035 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly
in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 48,481%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-066-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class F-1
| FAQTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 42	0.37%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 25.96% for the year ended October 31, 2024. That result compares with a 24.97% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend-payers also helped returns during the period, both domestic and overseas.
Other overseas equities were mixed in terms of contribution, though most were generally positive on an absolute basis. Likewise, the fixed income holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2035 Target Date Retirement Fund — Class F-1 *	25.96%	9.15% )	8.30%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2035 Index †	24.97%	8.31% )	7.59%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2035 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 48,481%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-066-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class F-2
| FBFTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 10	0.09%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 26.31% for the year ended October 31, 2024. That result compares with a 24.97% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend-payers also helped returns during the period, both domestic and overseas.
Other overseas equities were mixed in terms of contribution, though most were generally positive on an absolute basis. Likewise, the fixed income holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2035 Target Date Retirement Fund — Class F-2 *	26.31%	9.45% )	8.59%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2035 Index †	24.97%	8.31% )	7.59%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2035 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 48,481%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most
shareholder
documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-066-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class F-3
| FDFTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 26.41% for the year ended October 31, 2024. That result compares with a 24.97% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend-payers also helped returns during the period, both domestic and overseas.
Other overseas equities were mixed in terms of contribution, though most were generally positive on an absolute basis. Likewise, the fixed income holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual total returns
	1 year	5 years	Since inception 1
American Funds 2035 Target Date Retirement Fund — Class F-3 2	26.41%	9.56% )	9.63%
S&P 500 Index 3	38.02%	15.27% )	14.43%
S&P Target Date 2035 Index 3	24.97%	8.31% )	8.40%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.40%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2035 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 48,481%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus
, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-066-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class R-1
| RAFTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 124	1.10%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 25.07% for the year ended October 31, 2024. That result compares with a 24.97% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend-payers also helped returns during the period, both domestic and overseas.
Other overseas equities were mixed in terms of contribution, though most were generally positive on an absolute basis. Likewise, the fixed income holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2035 Target Date Retirement Fund — Class R-1 *	25.07%	8.36% )	7.49%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2035 Index †	24.97%	8.31% )	7.59%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2035 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 48,481%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-066-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class R-2
| RBFTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 124	1.10%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 25.08% for the year ended October 31, 2024. That result compares with a 24.97% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend-payers also helped returns during the period, both domestic and overseas.
Other overseas equities were mixed in terms of contribution, though most were generally positive on an absolute basis. Likewise, the fixed income holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2035 Target Date Retirement Fund — Class R-2 *	25.08%	8.35% )	7.51%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2035 Index †	24.97%	8.31% )	7.59%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2035 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 48,481%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%
Portfolio holdings by fund type
(percent of net
assets
)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-066-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class R-2E
| RBEFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 91	0.81%
Management's discussion of fund
performance
The fund’s Class R-2E shares gained 25.38% for the year ended October 31, 2024. That result compares with a 24.97% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
The U.S.
market
was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend-payers also helped returns during the period, both domestic and overseas.
Other overseas equities were mixed in terms of contribution, though most were generally positive on an absolute basis. Likewise, the fixed income holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital
gains
.

Average annual total returns
	1 year	5 years	10 years
American Funds 2035 Target Date Retirement Fund — Class R-2E *	25.38%	8.69% )	7.87%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2035 Index †	24.97%	8.31% )	7.59%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2035 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 48,481%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to
view
additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-066-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class R-3
| RCFTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 73	0.65%
Management's discussion of fund
performance
The fund’s Class R-3 shares gained 25.64% for the year ended October 31, 2024. That result compares with a 24.97% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend-payers also helped returns during the period, both domestic and overseas.
Other overseas equities were mixed in terms of contribution, though most were generally positive on an absolute basis. Likewise, the fixed income holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2035 Target Date Retirement Fund — Class R-3 *	25.64%	8.84% )	7.99%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2035 Index †	24.97%	8.31% )	7.59%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2035 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services
Ltd
.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 48,481%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-066-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class R-4
| RDFTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 40	0.35%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 26.04% for the year ended October 31, 2024. That result compares with a 24.97% gain for the S
&
P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend-payers also helped returns during the period, both domestic and overseas.
Other overseas equities were mixed in terms of contribution, though most were generally positive on an absolute basis. Likewise, the fixed income holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2035 Target Date Retirement Fund — Class R-4 *	26.04%	9.18% )	8.31%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2035 Index †	24.97%	8.31% )	7.59%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2035 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 48,481%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-066-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class R-5E
| RHFTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 17	0.15%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 26.26% for the year ended October 31, 2024. That result compares with a 24.97% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend-payers also helped returns during the period, both domestic and overseas.
Other overseas equities were mixed in terms of contribution, though most were generally positive on an absolute basis. Likewise, the fixed income holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2035 Target Date Retirement Fund — Class R-5E 2	26.26%	9.39% )	9.25%
S&P 500 Index 3	38.02%	15.27% )	13.90%
S&P Target Date 2035 Index 3	24.97%	8.31% )	8.28%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.50%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2035 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market ind ex
shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or
Bloomberg
Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 48,481%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-066-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class R-5
| REFTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 26.39% for the year ended October 31, 2024. That result compares with a 24.97% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend-payers also helped returns during the period, both domestic and overseas.
Other overseas equities were mixed in terms of contribution, though most were generally
positive on an absolute basis. Likewise, the fixed income holdings within the portfolio, while offering stability and income
, were lesser contributors to overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2035 Target Date Retirement Fund — Class R-5 *	26.39%	9.50% )	8.63%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2035 Index †	24.97%	8.31% )	7.59%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2035 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 48,481%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-066-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class R-6
| RFFTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 26.43% for the year ended October 31, 2024. That result compares with a 24.97% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Domestic equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend-payers also helped returns during the period, both domestic and overseas.
Other overseas equities were mixed in terms of contribution, though most were generally positive on an absolute basis. Likewise, the fixed income holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2035 Target Date Retirement Fund — Class R-6 *	26.43%	9.56% )	8.69%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2035 Index †	24.97%	8.31% )	7.59%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2035 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 48,481%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-066-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class A
| AAETX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.34%
Management's discussion of fund performance
The fund’s Class A shares gained 23.11% for the year ended October 31, 2024. That result compares with a 22.37% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
The fund’s equity holdings in dividend-paying stocks, along with growth-oriented equities, surpassed the overall portfolio returns. Likewise, U.S.-domiciled equities strongly contributed to absolute returns.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. While the fund’s fixed income holdings had returns lower than those of the overall portfolio, the income and stability provided by bonds helped lower volatility during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2030 Target Date Retirement Fund — Class A (with sales charge) *	16.00%	6.48% )	6.64%
American Funds 2030 Target Date Retirement Fund — Class A (without sales charge) *	23.11%	7.76% )	7.27%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2030 Index †	22.37%	7.24% )	6.86%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2030 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees an
d expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 49,435%
Total number of portfolio holdings	$ 23%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-065-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class C
| CCETX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 119	1.07%
Management's discussion of fund performance
The fund’s Class C shares gained 22.15% for the year ended October 31, 2024. That result compares with a 22.37% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
The fund’s equity holdings in dividend-paying stocks, along with growth-oriented equities, surpassed the overall portfolio returns. Likewise, U.S.-domiciled equities strongly contributed to absolute returns.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. While the fund’s fixed income holdings had returns lower than those of the overall portfolio, the income and stability provided by bonds helped lower volatility during the fiscal year.
How a hypothetical $10,000 invest
me
nt has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total r
et
urns
	1 year	5 years	10 years
American Funds 2030 Target Date Retirement Fund — Class C (with sales charge) *	21.15%	6.95% )	6.63%
American Funds 2030 Target Date Retirement Fund — Class C (without sales charge) *	22.15%	6.95% )	6.63%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2030 Index †	22.37%	7.24% )	6.86%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2030 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 49,435%
Total number of portfolio holdings	$ 23%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additio
nal
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-065-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class T
| TDFMX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 10	0.09%
Management's discussion of fund performance
The fund’s Class T shares gained 23.48% for the year ended October 31, 2024. That result compares with a 22.37% gain for the S&P Target Date 2030 Index.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
The fund’s equity holdings in dividend-paying stocks, along with growth-oriented equities, surpassed the overall portfolio returns. Likewise, U.S.-domiciled equities strongly contributed to absolute returns.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. While the fund’s fixed income holdings had returns lower than those of the overall portfolio, the income and stability provided by bonds helped lower volatility during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and
as
sume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2030 Target Date Retirement Fund — Class T (with sales charge) 2	20.41%	7.46% )	7.77%
American Funds 2030 Target Date Retirement Fund — Class T (without sales charge) 2	23.48%	8.01% )	8.13%
S&P 500 Index 3	38.02%	15.27% )	14.36%
S&P Target Date 2030 Index 3	22.37%	7.24% )	7.45%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2030 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 49,435%
Total number of portfolio holdings	$ 23%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional inform
at
ion
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-065-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class F-1
| FAETX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 41	0.37%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 23.08% for the year ended October 31, 2024. That result compares with a 22.37% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
The fund’s equity holdings in dividend-paying stocks, along with growth-oriented equities, surpassed the overall portfolio returns. Likewise, U.S.-domiciled equities strongly contributed to absolute returns.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. While the fund’s fixed income holdings had returns lower than those of the overall portfolio, the income and stability provided by bonds helped lower volatility during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2030 Target Date Retirement Fund — Class F-1 *	23.08%	7.71% )	7.24%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2030 Index †	22.37%	7.24% )	6.86%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2030 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 49,435%
Total number of portfolio holdings	$ 23%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-065-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class F-2
| FBETX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 10	0.09%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 23.39% for the year ended October 31, 2024. That result compares with a 22.37% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
The fund’s equity holdings in dividend-paying stocks, along with growth-oriented equities, surpassed the overall portfolio returns. Likewise, U.S.-domiciled equities strongly contributed to absolute returns.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. While the fund’s fixed income holdings had returns lower than those of the overall portfolio, the income and stability provided by bonds helped lower volatility during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2030 Target Date Retirement Fund — Class F-2 *	23.39%	8.02% )	7.53%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2030 Index †	22.37%	7.24% )	6.86%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2030 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 49,435%
Total number of portfolio holdings	$ 23%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-065-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class F-3
| FCETX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 23.57% for the year ended October 31, 2024. That result compares with a 22.37% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
The fund’s equity holdings in dividend-paying stocks, along with growth-oriented equities, surpassed the overall portfolio returns. Likewise, U.S.-domiciled equities strongly contributed to absolute returns.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. While the fund’s fixed income holdings had returns lower than those of the overall portfolio
, the income and stability provided by bonds helped lower volatility during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	Since inception 1
American Funds 2030 Target Date Retirement Fund — Class F-3 2	23.57%	8.11% )	8.37%
S&P 500 Index 3	38.02%	15.27% )	14.43%
S&P Target Date 2030 Index 3	22.37%	7.24% )	7.54%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.40%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2030 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 49,435%
Total number of portfolio holdings	$ 23%
Total advisory fees paid (in millions )	None
Portfolio turnover rate	$ 7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional info
rmation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-065-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class R-1
| RAETX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 122	1.10%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 22.19% for the year ended October 31, 2024. That result compares with a 22.37% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
The fund’s equity holdings in dividend-paying stocks, along with growth-oriented equities, surpassed the overall portfolio returns. Likewise, U.S.-domiciled equities strongly contributed to absolute returns.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. While the fund’s fixed income holdings had returns lower than those of the overall portfolio, the income and stability provided by bonds helped lower volatility during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2030 Target Date Retirement Fund — Class R-1 *	22.19%	6.92% )	6.44%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2030 Index †	22.37%	7.24% )	6.86%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2030 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 49,435%
Total number of portfolio holdings	$ 23%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-065-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class R-2
| RBETX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 122	1.10%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 22.17% for the year ended October 31, 2024. That result compares with a 22.37% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
The fund’s equity holdings in dividend-paying stocks, along with growth-oriented equities, surpassed the overall portfolio returns. Likewise, U.S.-domiciled equities strongly contributed to absolute returns.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. While the fund’s fixed income holdings had returns lower than those of the overall portfolio, the income and stability provided by bonds helped lower volatility during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2030 Target Date Retirement Fund — Class R-2 *	22.17%	6.92% )	6.46%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2030 Index †	22.37%	7.24% )	6.86%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2030 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 49,435%
Total number of portfolio holdings	$ 23%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-065-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class R-2E
| RBEEX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 90	0.81%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 22.54% for the year ended October 31, 2024. That result compares with a 22.37% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
The fund’s equity holdings in dividend-paying stocks, along with growth-oriented equities, surpassed the overall portfolio returns. Likewise, U.S.-domiciled equities strongly contributed to absolute returns.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. While the fund’s fixed income holdings had returns lower than those of the overall portfolio, the income and stability provided by bonds helped lower volatility during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2030 Target Date Retirement Fund — Class R-2E *	22.54%	7.25% )	6.80%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2030 Index †	22.37%	7.24% )	6.86%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2030 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 49,435%
Total number of portfolio holdings	$ 23%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-065-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class R-3
| RCETX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 72	0.65%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 22.74% for the year ended October 31, 2024. That result compares with a 22.37% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
The fund’s equity holdings in dividend-paying stocks, along with growth-oriented equities, surpassed the overall portfolio returns. Likewise, U.S.-domiciled equities strongly contributed to absolute returns.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. While the fund’s fixed income holdings had returns lower than those of the overall portfolio, the income and stability provided by bonds helped lower volatility during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2030 Target Date Retirement Fund — Class R-3 *	22.74%	7.41% )	6.94%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2030 Index †	22.37%	7.24% )	6.86%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2030 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 49,435%
Total number of portfolio holdings	$ 23%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-065-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class R-4
| RDETX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 39	0.35%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 23.08% for the year ended October 31, 2024. That result compares with a 22.37% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
The fund’s equity holdings in dividend-paying stocks, along with growth-oriented equities, surpassed the overall portfolio returns. Likewise, U.S.-domiciled equities strongly contributed to absolute returns.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. While the fund’s fixed income holdings had returns lower than those of the overall portfolio, the income and stability provided by bonds helped lower volatility during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2030 Target Date Retirement Fund — Class R-4 *	23.08%	7.73% )	7.25%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2030 Index †	22.37%	7.24% )	6.86%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2030 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 49,435%
Total number of portfolio holdings	$ 23%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-065-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class R-5E
| RHETX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 17	0.15%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 23.31% for the year ended October 31, 2024. That result compares with a 22.37% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
The fund’s equity holdings in dividend-paying stocks, along with growth-oriented equities, surpassed the overall portfolio returns. Likewise, U.S.-domiciled equities strongly contributed to absolute returns.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. While the fund’s fixed income holdings had returns lower than those of the overall portfolio, the income and stability provided by bonds helped lower volatility during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2030 Target Date Retirement Fund — Class R-5E 2	23.31%	7.95% )	8.08%
S&P 500 Index 3	38.02%	15.27% )	13.90%
S&P Target Date 2030 Index 3	22.37%	7.24% )	7.48%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.50%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2030 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 49,435%
Total number of portfolio holdings	$ 23%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-065-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class R-5
| REETX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 23.44% for the year ended October 31, 2024. That result compares with a 22.37% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
The fund’s equity holdings in dividend-paying stocks, along with growth-oriented equities, surpassed the overall portfolio returns. Likewise, U.S.-domiciled equities strongly contributed to absolute returns.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. While the fund’s fixed income holdings had returns lower than those of the overall portfolio, the income and stability provided by bonds helped lower volatility during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2030 Target Date Retirement Fund — Class R-5 *	23.44%	8.05% )	7.58%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2030 Index †	22.37%	7.24% )	6.86%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2030 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 49,435%
Total number of portfolio holdings	$ 23%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-065-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class R-6
| RFETX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 23.48% for the year ended October 31, 2024. That result compares with a 22.37% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
The U.S. market was resilient despite uncertainties during the fund’s fiscal year. Consumer strength and a healthy labor market drove gross domestic product (GDP) growth, while easing inflation supported the Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
The fund’s equity holdings in dividend-paying stocks, along with growth-oriented equities, surpassed the overall portfolio returns. Likewise, U.S.-domiciled equities strongly contributed to absolute returns.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. While the fund’s fixed income holdings had returns lower than those of the overall portfolio, the income
and stability provided by bonds helped lower volatility during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2030 Target Date Retirement Fund — Class R-6 *	23.48%	8.11% )	7.63%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2030 Index †	22.37%	7.24% )	6.86%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2030 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are
reinvested
and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services
Ltd
.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 49,435%
Total number of portfolio holdings	$ 23%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most
shareholder
documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-065-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Fund
®
Class A
| AADTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.34%
Management's discussion of fund performance
The fund’s Class A shares gained 20.59% for the year ended October 31, 2024. That result compares with a 19.78% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend payers also helped returns during the period, as did higher yielding, long-duration bonds.
Overseas equities were mixed in terms of contribution, though most were generally positive for the period. Likewise, the more conservative bond holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment
of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2025 Target Date Retirement Fund — Class A (with sales charge) *	13.65%	5.46% )	5.72%
American Funds 2025 Target Date Retirement Fund — Class A (without sales charge) *	20.59%	6.73% )	6.35%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2025 Index †	19.78%	6.22% )	6.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2025 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative
of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no
expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 33,550%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will
be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-064-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Fund
®
Class C
| CCDTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 118	1.07%
Management's discussion of fund performance
The fund’s Class C shares gained 19.77% for the year ended October 31, 2024. That result compares with a 19.78% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend payers also helped returns during the period, as did higher yielding, long-duration bonds.
Overseas equities were mixed in terms of contribution, though most were generally positive for the period. Likewise, the more conservative bond holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2025 Target Date Retirement Fund — Class C (with sales charge) *	18.77%	5.94% )	5.71%
American Funds 2025 Target Date Retirement Fund — Class C (without sales charge) *	19.77%	5.94% )	5.71%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2025 Index †	19.78%	6.22% )	6.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2025 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has n
o
expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones
Indices
LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 33,550%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your
instructions
will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-064-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Fund
®
Class T
| TDLMX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 10	0.09%
Management's discussion of fund performance
The fund’s Class T shares gained 20.97% for the year ended October 31, 2024. That result compares with a 19.78% gain for the S&P Target Date 2025 Index.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend payers also helped returns during the period, as did higher yielding, long-duration bonds.
Overseas equities were mixed in terms of contribution, though most were generally positive for the period. Likewise, the more conservative bond holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2025 Target Date Retirement Fund — Class T (with sales charge) 2	17.94%	6.45% )	6.78%
American Funds 2025 Target Date Retirement Fund — Class T (without sales charge) 2	20.97%	6.99% )	7.13%
S&P 500 Index 3	38.02%	15.27% )	14.36%
S&P Target Date 2025 Index 3	19.78%	6.22% )	6.61%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2025 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 33,550%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-064-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Fund
®
Class F-1
| FAPTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 41	0.37%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 20.59% for the year ended October 31, 2024. That result compares with a 19.78% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend payers also helped returns during the period, as did higher yielding, long-duration bonds.
Overseas equities were mixed in terms of contribution, though most were generally positive for the period. Likewise, the more conservative bond holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2025 Target Date Retirement Fund — Class F-1 *	20.59%	6.71% )	6.33%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2025 Index †	19.78%	6.22% )	6.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2025 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 33,550%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most
shareholder
documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-064-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Fund
®
Class F-2
| FBDTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 10	0.09%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 20.97% for the year ended October 31, 2024. That result compares with a 19.78% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend payers also helped returns during the period, as did higher yielding, long-duration bonds.
Overseas equities were mixed in terms of contribution, though most were generally positive for the period. Likewise, the more conservative bond holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2025 Target Date Retirement Fund — Class F-2 *	20.97%	7.01% )	6.62%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2025 Index †	19.78%	6.22% )	6.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2025 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 33,550%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-064-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Fund
®
Class F-3
| FDDTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 21.00% for the year ended October 31, 2024. That result compares with a 19.78% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend payers also helped returns during the period, as did higher yielding, long-duration bonds.
Overseas equities were mixed in terms of contribution, though most were generally positive for the period. Likewise, the more conservative bond holdings within the portfolio, while offering st abil
ity and income, were lesser contributors to overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2025 Target Date Retirement Fund — Class F-3 2	21.00%	7.09% )	7.35%
S&P 500 Index 3	38.02%	15.27% )	14.43%
S&P Target Date 2025 Index 3	19.78%	6.22% )	6.70%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.40%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2025 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 33,550%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-064-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Fund
®
Class R-1
| RADTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 121	1.10%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 19.77% for the year ended October 31, 2024. That result compares with a 19.78% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend payers also helped returns during the period, as did higher yielding, long-duration bonds.
Overseas equities were mixed in terms of contribution, though most were generally positive for the period. Likewise, the more conservative bond holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gain
s.

Average annual total ret
urns
	1 year	5 years	10 years
American Funds 2025 Target Date Retirement Fund — Class R-1 *	19.77%	5.92% )	5.53%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2025 Index †	19.78%	6.22% )	6.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2025 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statis
tics
Fund net assets (in millions)	$ 33,550%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional inform
ation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-064-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Fund
®
Class R-2
| RBDTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 121	1.10%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 19.76% for the year ended October 31, 2024. That result compares with a 19.78% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend payers also helped returns during the period, as did higher yielding, long-duration bonds.
Overseas equities were mixed in terms of contribution, though most were generally positive for the period. Likewise, the more conservative bond holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital ga
ins.

Average annual total retu
rns
	1 year	5 years	10 years
American Funds 2025 Target Date Retirement Fund — Class R-2 *	19.76%	5.92% )	5.56%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2025 Index †	19.78%	6.22% )	6.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2025 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 33,550%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional in
formation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-064-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Fund
®
Class R-2E
| RBEDX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 89	0.81%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 20.07% for the year ended October 31, 2024. That result compares with a 19.78% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime
, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend payers also helped returns during the period, as did higher yielding, long-duration bonds.
Overseas equities were mixed in terms of contribution, though most were generally positive for the period. Likewise, the more conservative bond holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital ga
ins.

Average annual total returns
	1 year	5 years	10 years
American Funds 2025 Target Date Retirement Fund — Class R-2E *	20.07%	6.23% )	5.90%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2025 Index †	19.78%	6.22% )	6.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2025 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statisti
cs
Fund net assets (in millions)	$ 33,550%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional informati
on
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-064-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Fund
®
Class R-3
| RCDTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 72	0.65%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 20.29% for the year ended October 31, 2024. That result compares with a 19.78% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including
the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend payers also helped returns during the period, as did higher yielding, long-duration bonds.
Overseas equities were mixed in terms of contribution, though most were generally positive for the period. Likewise, the more conservative bond holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital ga
ins.

Average annual total retu
rns
	1 year	5 years	10 years
American Funds 2025 Target Date Retirement Fund — Class R-3 *	20.29%	6.39% )	6.02%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2025 Index †	19.78%	6.22% )	6.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2025 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 33,550%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover ra te	$ 10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional informati
on
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-064-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Fund
®
Class R-4
| RDDTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 39	0.35%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 20.62% for the year ended October 31, 2024. That result compares with a 19.78% gain for the S&P Target Date 2025 Index. For information on returns for additional periods
, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend payers also helped returns during the period, as did higher yielding, long-duration bonds.
Overseas equities were mixed in terms of contribution, though most were generally positive for the period. Likewise, the more conservative bond holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gai
ns.

Average annual total return
s
	1 year	5 years	10 years
American Funds 2025 Target Date Retirement Fund — Class R-4 *	20.62%	6.71% )	6.34%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2025 Index †	19.78%	6.22% )	6.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2025 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistic
s
Fund net assets (in millions)	$ 33,550%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional inform
ation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-064-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Fund
®
Class R-5E
| RHDTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 17	0.15%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 20.87% for the year ended October 31, 2024. That result compares with a 19.78% gain for the S&P Target Date 2025 Index. For information on returns
for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend payers also helped returns during the period, as did higher yielding, long-duration bonds.
Overseas equities were mixed in terms of contribution, though most were generally positive for the period. Likewise, the more conservative bond holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital g
ains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2025 Target Date Retirement Fund — Class R-5E 2	20.87%	6.93% )	7.13%
S&P 500 Index 3	38.02%	15.27% )	13.90%
S&P Target Date 2025 Index 3	19.78%	6.22% )	6.69%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.50%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2025 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statisti
cs
Fund net assets (in millions)	$ 33,550%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional informati
on
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-064-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Fund
®
Class R-5
| REDTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 21.01% for the year ended October 31, 2024. That result compares with a 19.78% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation
supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend payers also helped returns during the period, as did higher yielding, long-duration bonds.
Overseas equities were mixed in terms of contribution, though most were generally positive for the period. Likewise, the more conservative bond holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gai
ns.

Average annual total return
s
	1 year	5 years	10 years
American Funds 2025 Target Date Retirement Fund — Class R-5 *	21.01%	7.04% )	6.66%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2025 Index †	19.78%	6.22% )	6.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2025 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistic
s
Fund net assets (in millions)	$ 33,550%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional infor
mation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-064-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Fund
®
Class R-6
| RFDTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 20.98% for the year ended October 31, 2024. That result compares with a 19.78% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly among the portfolio’s growth-oriented holdings. Dividend payers also helped returns during the period, as did higher yielding, long-duration bonds.
Overseas equities were mixed in terms of contribution, though most were generally positive for the period. Likewise, the more conservative bond holdings within the portfolio, while offering stability and income, were lesser contributors to overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital ga
ins.

Average annual total retur
ns
	1 year	5 years	10 years
American Funds 2025 Target Date Retirement Fund — Class R-6 *	20.98%	7.09% )	6.71%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2025 Index †	19.78%	6.22% )	6.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2025 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statis
tics
Fund net assets (in millions)	$ 33,550%
Total number of portfolio holdings	$ 24%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional informa
tion
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-064-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Fund
®
Class A
| AACTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 36	0.33%
Management's discussion of fund performance
The fund’s Class A shares gained 19.81% for the year ended October 31, 2024. That result compares with a 19.00% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying stocks were particularly additive to returns, and the portfolio’s small holdings in growth-oriented equities also surpassed the overall portfolio returns. Equities domiciled in the United States were particularly additive to the portfolio’s results.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. And while the fund’s bond holdings provided stability and income, their positive returns nonetheless were below those of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2020 Target Date Retirement Fund — Class A (with sales charge) *	12.94%	4.76% )	5.07%
American Funds 2020 Target Date Retirement Fund — Class A (without sales charge) *	19.81%	6.01% )	5.69%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2020 Index †	19.00%	5.44% )	5.54%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2020 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or
Bloomberg
Index
Services
Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 15,788%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-063-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Fund
®
Class C
| CCCTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 118	1.08%
Management's discussion of fund performance
The fund’s Class C shares gained 18.96% for the year ended October 31, 2024. That result compares with a 19.00% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying stocks were particularly additive to returns, and the portfolio’s small holdings in growth-oriented equities also surpassed the overall portfolio returns. Equities domiciled in the United States were particularly additive to the portfolio’s results.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. And while the fund’s bond holdings provided stability and income, their positive returns nonetheless were below those of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2020 Target Date Retirement Fund — Class C (with sales charge) *	17.96%	5.23% )	5.05%
American Funds 2020 Target Date Retirement Fund — Class C (without sales charge) *	18.96%	5.23% )	5.05%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2020 Index †	19.00%	5.44% )	5.54%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2020 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 15,788%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be
mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-063-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Fund
®
Class T
| TDAMX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 10	0.09%
Management's discussion of fund performance
The fund’s Class T shares gained 20.11% for the year ended October 31, 2024. That result compares with a 19.00% gain for the S&P Target Date 2020 Index.
What factors influenced results
During the fund’s
fiscal
year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying stocks were particularly additive to returns, and the portfolio’s small holdings in growth-oriented equities also surpassed the overall portfolio returns. Equities domiciled in the United States were particularly additive to the portfolio’s results.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. And while the fund’s bond holdings provided stability and income, their positive returns nonetheless were below those of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds 2020 Target Date Retirement Fund — Class T (with sales charge) 2	17.13%	5.73% )	6.02%
American Funds 2020 Target Date Retirement Fund — Class T (without sales charge) 2	20.11%	6.26% )	6.37%
S&P 500 Index 3	38.02%	15.27% )	14.36%
S&P Target Date 2020 Index 3	19.00%	5.44% )	5.90%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2020 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would
have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services
Ltd
.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 15,788%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-063-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Fund
®
Class F-1
| FAOTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 41	0.37%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 19.78% for the year ended October 31, 2024. That result compares with a 19.00% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying stocks were particularly additive to returns, and the portfolio’s small holdings in growth-oriented equities also surpassed the overall portfolio returns. Equities domiciled in the
United States were particularly additive to the portfolio’s results.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. And while the fund’s bond holdings provided stability and income, their positive returns nonetheless were below those of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2020 Target Date Retirement Fund — Class F-1 *	19.78%	5.97% )	5.67%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2020 Index †	19.00%	5.44% )	5.54%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2020 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 15,788%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-063-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Fund
®
Class F-2
| FBCTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 11	0.10%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 20.12% for the year ended October 31, 2024. That result compares with a 19.00% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying stocks were particularly additive to returns, and the portfolio’s small holdings in growth-oriented equities also surpassed the overall portfolio returns. Equities domiciled in the United States were particularly additive to the portfolio’s results.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. And while the fund’s bond holdings provided stability and income, their positive returns nonetheless were below those of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual total returns
	1 year	5 years	10 years
American Funds 2020 Target Date Retirement Fund — Class F-2 *	20.12%	6.27% )	5.95%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2020 Index †	19.00%	5.44% )	5.54%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2020 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without
which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices
LLC
or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 15,788%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents
not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-063-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Fund
®
Class F-3
| FCCTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 20.16% for the year ended October 31, 2024. That result compares with a 19.00% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying stocks were particularly additive to returns, and the portfolio’s small holdings in growth-oriented equities also surpassed the overall portfolio returns. Equities domiciled in the United States were particularly additive to the portfolio’s results.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. And while the fund’s bond holdings provided stability and income, their positive returns nonetheless were below those of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2020 Target Date Retirement Fund — Class F-3 2	20.16%	6.36% )	6.57%
S&P 500 Index 3	38.02%	15.27% )	14.43%
S&P Target Date 2020 Index 3	19.00%	5.44% )	5.99%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.40%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2020 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.

The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 15,788%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of
most
shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-063-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Fund
®
Class R-1
| RACTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 114	1.04%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 18.88% for the year ended October 31, 2024. That result compares with a 19.00% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying stocks were particularly additive to returns, and the portfolio’s small holdings in growth-oriented equities also surpassed the overall portfolio returns. Equities domiciled in the United States were particularly additive to the portfolio’s results.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. And while the fund’s bond holdings provided stability and income, their positive returns nonetheless were below those of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2020 Target Date Retirement Fund — Class R-1 *	18.88%	5.19% )	4.88%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2020 Index †	19.00%	5.44% )	5.54%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2020 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 15,788%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at (800) 421-4225.
The total annual operating expense ratio for Class R-1 shares decreased from 1.10% to 1.04% during the reporting period. The decrease was primarily due to a decrease in distribution services (12b-1) fees driven by changes in net assets.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact
Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-063-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Fund
®
Class R-2
| RBCTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 120	1.10%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 18.91% for the year ended October 31, 2024. That result compares with a 19.00% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying stocks were particularly additive to returns, and the portfolio’s small holdings in growth-oriented equities also surpassed the overall portfolio returns. Equities domiciled in the United States were particularly additive to the portfolio’s results.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. And while the fund’s bond holdings provided stability and income, their positive returns nonetheless were below those of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	10 years
American Funds 2020 Target Date Retirement Fund — Class R-2 *	18.91%	5.20% )	4.90%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2020 Index †	19.00%	5.44% )	5.54%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2020 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 15,788%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-063-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Fund
®
Class R-2E
| RBEHX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 89	0.81%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 19.21% for the year ended October 31, 2024. That result compares with a 19.00% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying stocks were particularly additive to returns, and the portfolio’s small holdings in growth-oriented equities also surpassed the overall portfolio returns. Equities domiciled in the United States were particularly additive to the portfolio’s results.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. And while the fund’s bond holdings provided stability and income, their positive returns nonetheless were below those of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	10 years
American Funds 2020 Target Date Retirement Fund — Class R-2E *	19.21%	5.51% )	5.24%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2020 Index †	19.00%	5.44% )	5.54%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2020 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 15,788%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-063-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Fund
®
Class R-3
| RCCTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 71	0.65%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 19.46% for the year ended October 31, 2024. That result compares with a 19.00% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying stocks were particularly additive to returns, and the portfolio’s small holdings in growth-oriented equities also surpassed the overall portfolio returns. Equities domiciled in the United States were particularly additive to the portfolio’s results.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. And while the fund’s bond holdings provided stability and income, their positive returns nonetheless were below those of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	5 years	10 years
American Funds 2020 Target Date Retirement Fund — Class R-3 *	19.46%	5.66% )	5.37%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2020 Index †	19.00%	5.44% )	5.54%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2020 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 15,788%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-063-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Fund
®
Class R-4
| RDCTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 38	0.35%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 19.80% for the year ended October 31, 2024. That result compares with a 19.00% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying stocks were particularly additive to returns, and the portfolio’s small holdings in growth-oriented equities also surpassed the overall portfolio returns. Equities domiciled in the United States were particularly additive to the portfolio’s results.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. And while the fund’s bond holdings provided stability and income, their positive returns nonetheless were below those of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	10 years
American Funds 2020 Target Date Retirement Fund — Class R-4 *	19.80%	5.99% )	5.69%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2020 Index †	19.00%	5.44% )	5.54%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2020 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 15,788%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-063-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Fund
®
Class R-5E
| RHCTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 17	0.15%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 20.00% for the year ended October 31, 2024. That result compares with a 19.00% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying stocks were particularly additive to returns, and the portfolio’s small holdings in growth-oriented equities also surpassed the overall portfolio returns. Equities domiciled in the United States were particularly additive to the portfolio’s results.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. And while the fund’s bond holdings provided stability and income, their positive returns nonetheless were below those of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	5 years	Since inception 1
American Funds 2020 Target Date Retirement Fund — Class R-5E 2	20.00%	6.20% )	6.41%
S&P 500 Index 3	38.02%	15.27% )	13.90%
S&P Target Date 2020 Index 3	19.00%	5.44% )	6.00%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.50%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2020 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 15,788%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-063-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Fund
®
Class R-5
| RECTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 20.10% for the year ended October 31, 2024. That result compares with a 19.00% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying stocks were particularly additive to returns, and the portfolio’s small holdings in growth-oriented equities also surpassed the overall portfolio returns. Equities domiciled in the United States were particularly additive to the portfolio’s results.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. And while the fund’s bond holdings provided stability and income, their positive returns nonetheless were below those of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	10 years
American Funds 2020 Target Date Retirement Fund — Class R-5 *	20.10%	6.30% )	5.99%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2020 Index †	19.00%	5.44% )	5.54%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2020 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 15,788%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-063-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Fund
®
Class R-6
| RRCTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 20.26% for the year ended October 31, 2024. That result compares with a 19.00% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation, supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying stocks were particularly additive to returns, and the portfolio’s small holdings in growth-oriented equities also surpassed the overall portfolio returns. Equities domiciled in the United States were particularly additive to the portfolio’s results.
Dividend-paying equities domiciled overseas, while offering positive returns, did not surpass those of the overall portfolio. And while the fund’s bond holdings provided stability and income, their positive returns nonetheless were below those of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	10 years
American Funds 2020 Target Date Retirement Fund — Class R-6 *	20.26%	6.36% )	6.05%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2020 Index †	19.00%	5.44% )	5.54%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2020 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 15,788%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-063-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Fund
®
Class A
| AABTX
for the year ended October 31,
2024
This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.34%
Management's discussion of fund performance
The fund’s Class A shares gained 18.63% for the year ended October 31, 2024. That result compares with a 17.62% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly dividend-paying U.S. stocks. Bonds also boosted returns with higher yielding, long-duration bonds generating strong returns.
International equities lagged U.S. equities but still produced strong returns for the period. While the more conservative bond holdings within the portfolio offered stability and income, they were lesser contributors to overall return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2015 Target Date Retirement Fund — Class A (with sales charge) *	11.77%	4.36% )	4.64%
American Funds 2015 Target Date Retirement Fund — Class A (without sales charge) *	18.63%	5.60% )	5.26%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2015 Index †	17.62%	5.07% )	5.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2015 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,989%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-062-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Fund
®
Class C
| CCBTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 118	1.08%
Management's discussion of fund performance
The fund’s Class C shares gained 17.76% for the year ended October 31, 2024. That result compares with a 17.62% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly dividend-paying U.S. stocks. Bonds also boosted returns with higher yielding, long-duration bonds generating strong returns.
International equities lagged U.S. equities but still produced strong returns for the period. While the more conservative bond holdings within the portfolio offered stability and income, they were lesser contributors to overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2015 Target Date Retirement Fund — Class C (with sales charge) *	16.76%	4.82% )	4.62%
American Funds 2015 Target Date Retirement Fund — Class C (without sales charge) *	17.76%	4.82% )	4.62%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2015 Index †	17.62%	5.07% )	5.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2015 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,989%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-062-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Fund
®
Class T
| TDQMX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 10	0.09%
Management's discussion of fund performance
The fund’s Class T shares gained 18.83% for the year ended October 31, 2024. That result compares with a 17.62% gain for the S&P Target Date 2015 Index.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly dividend-paying U.S. stocks. Bonds also boosted returns with higher yielding, long-duration bonds generating strong returns.
International equities lagged U.S. equities but still produced strong returns for the period. While the more conservative bond holdings within the portfolio offered stability and income, they were lesser contributors to overall return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2015 Target Date Retirement Fund — Class T (with sales charge) 2	15.85%	5.31% )	5.57%
American Funds 2015 Target Date Retirement Fund — Class T (without sales charge) 2	18.83%	5.85% )	5.92%
S&P 500 Index 3	38.02%	15.27% )	14.36%
S&P Target Date 2015 Index 3	17.62%	5.07% )	5.51%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2015 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,989%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-062-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Fund
®
Class F-1
| FAKTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 40	0.37%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 18.64% for the year ended October 31, 2024. That result compares with a 17.62% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly dividend-paying U.S. stocks. Bonds also boosted returns with higher yielding, long-duration bonds generating strong returns.
International equities lagged U.S. equities but still produced strong returns for the period. While the more conservative bond holdings within the portfolio offered stability and income, they were lesser contributors to overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2015 Target Date Retirement Fund — Class F-1 *	18.64%	5.57% )	5.24%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2015 Index †	17.62%	5.07% )	5.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2015 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,989%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-062-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Fund
®
Class F-2
| FBBTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 11	0.10%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 18.84% for the year ended October 31, 2024. That result compares with a 17.62% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly dividend-paying U.S. stocks. Bonds also boosted returns with higher yielding, long-duration bonds generating strong returns.
International equities lagged U.S. equities but still produced strong returns for the period. While the more conservative bond holdings within the portfolio offered stability and income, they were lesser contributors to overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2015 Target Date Retirement Fund — Class F-2 *	18.84%	5.86% )	5.52%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2015 Index †	17.62%	5.07% )	5.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2015 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,989%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions )	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-062-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Fund
®
Class F-3
| FDBTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 19.08% for the year ended October 31, 2024. That result compares with a 17.62% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly dividend-paying U.S. stocks. Bonds also boosted returns with higher yielding, long-duration bonds generating strong returns.
International equities lagged U.S. equities but still produced strong returns for the period. While the more conservative bond holdings within the portfolio offered stability and income, they were lesser contributors to overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2015 Target Date Retirement Fund — Class F-3 2	19.08%	5.97% )	6.11%
S&P 500 Index 3	38.02%	15.27% )	14.43%
S&P Target Date 2015 Index 3	17.62%	5.07% )	5.59%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.40%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2015 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,989%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-062-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Fund
®
Class R-1
| RAJTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 120	1.10%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 17.66% for the year ended October 31, 2024. That result compares with a 17.62% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly dividend-paying U.S. stocks. Bonds also boosted returns with higher yielding, long-duration bonds generating strong returns.
International equities lagged U.S. equities but still produced strong returns for the period. While the more conservative bond holdings within the portfolio offered stability and income, they were lesser contributors to overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2015 Target Date Retirement Fund — Class R-1 *	17.66%	4.78% )	4.44%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2015 Index †	17.62%	5.07% )	5.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2015 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,989%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than
1
%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-062-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Fund
®
Class R-2
| RBJTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 120	1.10%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 17.68% for the year ended October 31, 2024. That result compares with a 17.62% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly dividend-paying U.S. stocks. Bonds also boosted returns with higher yielding, long-duration bonds generating strong returns.
International equities lagged U.S. equities but still produced strong returns for the period. While the more conservative bond holdings within the portfolio offered stability and income, they were lesser contributors to overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2015 Target Date Retirement Fund — Class R-2 *	17.68%	4.80% )	4.47%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2015 Index †	17.62%	5.07% )	5.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2015 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,989%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions )	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-062-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Fund
®
Class R-2E
| RBEJX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 88	0.81%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 18.06% for the year ended October 31, 2024. That result compares with a 17.62% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the
U.S
. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly dividend-paying U.S. stocks. Bonds also boosted returns with higher yielding, long-duration bonds generating strong returns.
International equities lagged U.S. equities but still produced strong returns for the period. While the more conservative bond holdings within the portfolio offered stability and income, they were lesser contributors to overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual t
ot
al returns
	1 year	5 years	10 years
American Funds 2015 Target Date Retirement Fund — Class R-2E *	18.06%	5.11% )	4.81%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2015 Index †	17.62%	5.07% )	5.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2015 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,989%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio
ho
ldings
by
fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-062-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Fund
®
Class R-3
| RCJTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 71	0.65%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 18.21% for the year ended October 31, 2024. That result compares with a 17.62% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly dividend-paying U.S. stocks. Bonds also boosted returns with higher yielding, long-duration bonds generating strong returns.
International equities lagged U.S. equities but still produced strong returns for the period. While the more conservative bond holdings within the portfolio offered stability and income, they were lesser contribut ors
to overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2015 Target Date Retirement Fund — Class R-3 *	18.21%	5.27% )	4.93%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2015 Index †	17.62%	5.07% )	5.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2015 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,989%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-062-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Fund
®
Class R-4
| RDBTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 38	0.35%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 18.51% for the year ended October 31, 2024. That result compares with a 17.62% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly dividend-paying U.S. stocks. Bonds also boosted returns with higher yielding, long-duration bonds generating strong returns.
International equities lagged U.S. equities but still produced strong returns for the period. While the more conservative bond holdings within the portfolio offered stability and income, they were lesser contributors to overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2015 Target Date Retirement Fund — Class R-4 *	18.51%	5.58% )	5.24%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2015 Index †	17.62%	5.07% )	5.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2015 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,989%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-062-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Fund
®
Class R-5E
| RHBTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 16	0.15%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 18.91% for the year ended October 31, 2024. That result compares with a 17.62% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly dividend-paying U.S. stocks. Bonds also boosted returns with higher yielding, long-duration bonds generating strong returns.
International equities lagged U.S. equities but still produced strong returns for the period. While the more conservative bond holdings within the portfolio offered stability and income, they were lesser contributors to overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2015 Target Date Retirement Fund — Class R-5E 2	18.91%	5.80% )	6.03%
S&P 500 Index 3	38.02%	15.27% )	13.90%
S&P Target Date 2015 Index 3	17.62%	5.07% )	5.58%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.50%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2015 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,989%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-062-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Fund
®
Class R-5
| REJTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 18.98% for the year ended October 31, 2024. That result compares with a 17.62% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly dividend-paying U.S. stocks. Bonds also boosted returns with higher yielding, long-duration bonds generating strong returns.
International equities lagged U.S. equities but still produced strong returns for the period. While the more conservative bond holdings within the portfolio offered stability and income, they were lesser contributors to overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2015 Target Date Retirement Fund — Class R-5 *	18.98%	5.91% )	5.56%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2015 Index †	17.62%	5.07% )	5.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2015 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses
.
When
applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,989%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-062-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Fund
®
Class R-6
| RFJTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 19.04% for the year ended October 31, 2024. That result compares with a 17.62% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Equities were the primary driver of returns over the period, particularly dividend-paying U.S. stocks. Bonds also boosted returns with higher yielding, long-duration bonds generating strong returns.
International equities lagged U.S. equities but still produced strong returns for the period. While the more conservative bond holdings within the portfolio offered stability and income, they were lesser contributors to overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2015 Target Date Retirement Fund — Class R-6 *	19.04%	5.96% )	5.61%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2015 Index †	17.62%	5.07% )	5.15%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2015 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,989%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-062-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Fund
®
Class A
| AAATX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.34%
Management's discussion of fund performance
The fund’s Class A shares gained 17.81% for the year ended October 31, 2024. That result compares with a 16.80% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying and U.S. equities significantly boosted the fund’s return for the period, while high-yield bonds delivered strong fixed income returns.
Although the other bonds had lower returns than the overall portfolio, the income and stability they provided helped lower volatility during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2010 Target Date Retirement Fund — Class A (with sales charge) *	10.99%	4.02% )	4.31%
American Funds 2010 Target Date Retirement Fund — Class A (without sales charge) *	17.81%	5.26% )	4.93%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2010 Index †	16.80%	4.65% )	4.71%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2010 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,970%
Total number of portfolio holdings	$ 18%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-061-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Fund
®
Class C
| CCATX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 118	1.09%
Management's discussion of fund performance
The fund’s Class C shares gained 16.86% for the year ended October 31, 2024. That result compares with a 16.80% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying and U.S. equities significantly boosted the fund’s return for the period, while high-yield bonds delivered strong fixed income returns.
Although the other bonds had lower returns than the overall portfolio, the income and stability they provided helped lower volatility during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2010 Target Date Retirement Fund — Class C (with sales charge) *	15.86%	4.47% )	4.31%
American Funds 2010 Target Date Retirement Fund — Class C (without sales charge) *	16.86%	4.47% )	4.31%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2010 Index †	16.80%	4.65% )	4.71%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2010 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,970%
Total number of portfolio holdings	$ 18%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-061-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Fund
®
Class T
| TDMMX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 10	0.09%
Management's discussion of fund performance
The fund’s Class T shares gained 18.12% for the year ended October 31, 2024. That result compares with a 16.80% gain for the S&P Target Date 2010 Index.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying and U.S. equities significantly boosted the fund’s return for the period, while high-yield bonds delivered strong fixed income returns.
Although the other bonds had lower returns than the overall portfolio, the income and stability they provided helped lower volatility during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2010 Target Date Retirement Fund — Class T (with sales charge) 2	15.12%	4.98% )	5.21%
American Funds 2010 Target Date Retirement Fund — Class T (without sales charge) 2	18.12%	5.51% )	5.56%
S&P 500 Index 3	38.02%	15.27% )	14.36%
S&P Target Date 2010 Index 3	16.80%	4.65% )	5.10%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2010 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,970%
Total number of portfolio holdings	$ 18%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-061-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Fund
®
Class F-1
| FAATX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 40	0.37%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 17.80% for the year ended October 31, 2024. That result compares with a 16.80% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying and U.S. equities significantly boosted the fund’s return for the period, while high-yield bonds delivered strong fixed income returns.
Although the other bonds had lower returns than the overall portfolio, the income and stability they provided helped lower volatility during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2010 Target Date Retirement Fund — Class F-1 *	17.80%	5.25% )	4.91%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2010 Index †	16.80%	4.65% )	4.71%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2010 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,970%
Total number of portfolio holdings	$ 18%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-061-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Fund
®
Class F-2
| FBATX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 11	0.10%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 18.03% for the year ended October 31, 2024. That result compares with a 16.80% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying and U.S. equities significantly boosted the fund’s return for the period, while high-yield bonds delivered strong fixed income returns.
Although the other bonds had lower returns than the overall portfolio, the income and stability they provided helped lower volatility during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2010 Target Date Retirement Fund — Class F-2 *	18.03%	5.52% )	5.19%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2010 Index †	16.80%	4.65% )	4.71%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2010 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,970%
Total number of portfolio holdings	$ 18%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-061-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Fund
®
Class F-3
| DJTFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 18.18% for the year ended October 31, 2024. That result compares with a 16.80% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s
fiscal
year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying and U.S. equities significantly boosted the fund’s return for the period, while high-yield bonds delivered strong fixed income returns.
Although the other bonds had lower returns than the overall portfolio, the income and stability they provided helped lower volatility during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2010 Target Date Retirement Fund — Class F-3 2	18.18%	5.61% )	5.75%
S&P 500 Index 3	38.02%	15.27% )	14.43%
S&P Target Date 2010 Index 3	16.80%	4.65% )	5.16%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.40%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2010 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,970%
Total number of portfolio holdings	$ 18%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-061-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Fund
®
Class R-1
| RAATX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 119	1.10%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 16.89% for the year ended October 31, 2024. That result compares with a 16.80% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying and U.S. equities significantly boosted the fund’s return for the period, while high-yield bonds delivered strong fixed income returns.
Although the other bonds had lower returns than the overall portfolio, the income and stability they provided helped lower volatility during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2010 Target Date Retirement Fund — Class R-1 *	16.89%	4.47% )	4.13%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2010 Index †	16.80%	4.65% )	4.71%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2010 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index.
Source
(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,970%
Total number of portfolio holdings	$ 18%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-061-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Fund
®
Class R-2
| RBATX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October
31
, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 119	1.10%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 16.94% for the year ended October 31, 2024. That result compares with a 16.80% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying and U.S. equities significantly boosted the fund’s return for the period, while high-yield bonds delivered strong fixed income returns.
Although the other bonds had lower returns than the overall portfolio, the income and stability they provided helped lower volatility during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2010 Target Date Retirement Fund — Class R-2 *	16.94%	4.47% )	4.15%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2010 Index †	16.80%	4.65% )	4.71%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2010 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,970%
Total number of portfolio holdings	$ 18%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-061-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date
Retirement Fund
®
Class R-2E
| RBEAX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 88	0.81%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 17.30% for the year ended October 31, 2024. That result compares with a 16.80% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying and U.S. equities significantly boosted the fund’s return for the period, while high-yield bonds delivered strong fixed income returns.
Although the other bonds had lower returns than the overall portfolio, the income and stability they provided helped lower volatility during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2010 Target Date Retirement Fund — Class R-2E *	17.30%	4.77% )	4.49%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2010 Index †	16.80%	4.65% )	4.71%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2010 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,970%
Total number of portfolio holdings	$ 18%
Total advisory fees paid (in millions )	None
Portfolio turnover rate	$ 8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-061-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Fund
®
Class R-3
| RCATX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 71	0.65%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 17.44% for the year ended October 31, 2024. That result compares with a 16.80% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying and U.S. equities significantly boosted the fund’s return for the period, while high-yield bonds delivered strong fixed income returns.
Although the other bonds had lower returns than the overall portfolio, the income and stability they provided helped lower volatility during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2010 Target Date Retirement Fund — Class R-3 *	17.44%	4.92% )	4.60%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2010 Index †	16.80%	4.65% )	4.71%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2010 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the
benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,970%
Total number of portfolio holdings	$ 18%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-061-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Fund
®
Class R-4
| RDATX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 38	0.35%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 17.82% for the year ended October 31, 2024. That result compares with a 16.80% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying and U.S. equities significantly boosted the fund’s return for the period, while high-yield bonds delivered strong fixed income returns.
Although the other bonds had lower returns than the overall portfolio, the income and stability they provided helped lower volatility during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2010 Target Date Retirement Fund — Class R-4 *	17.82%	5.24% )	4.91%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2010 Index †	16.80%	4.65% )	4.71%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target
Date
2010 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,970%
Total number of portfolio holdings	$ 18%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-061-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Fund
®
Class R-5E
|
RHATX
 for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 16	0.15%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 18.09% for the year ended October 31, 2024. That result compares with a 16.80% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying and U.S. equities significantly boosted the fund’s return for the period, while high-yield bonds delivered strong fixed income returns.
Although the other bonds had lower returns than the overall portfolio, the income and stability they provided helped lower volatility during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2010 Target Date Retirement Fund — Class R-5E 2	18.09%	5.47% )	5.70%
S&P 500 Index 3	38.02%	15.27% )	13.90%
S&P Target Date 2010 Index 3	16.80%	4.65% )	5.12%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.50%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2010 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,970%
Total number of portfolio holdings	$ 18%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-061-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Fund
®
Class R-5
| REATX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 18.19% for the year ended October 31, 2024. That result compares with a 16.80% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying and U.S. equities significantly boosted the fund’s return for the period, while high-yield bonds delivered strong fixed income returns.
Although the other bonds had lower returns than the overall portfolio, the income and stability they provided helped lower volatility during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
an
nual total returns
	1 year	5 years	10 years
American Funds 2010 Target Date Retirement Fund — Class R-5 *	18.19%	5.57% )	5.24%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2010 Index †	16.80%	4.65% )	4.71%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2010 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,970%
Total number of portfolio holdings	$ 18%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-061-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Fund
®
Class R-6
| RFTTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund
(the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 18.22% for the year ended October 31, 2024. That result compares with a 16.80% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the U.S. market showed resilience despite uncertainties. Strong consumer spending and a healthy labor market drove gross domestic product (GDP) growth while easing inflation supported the U.S. Federal Reserve’s rate cut. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt.
Dividend-paying and U.S. equities significantly boosted the fund’s return for the period, while high-yield bonds delivered strong fixed income returns.
Although the other bonds had lower returns than the overall portfolio, the income and stability they provided helped lower volatility during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2010 Target Date Retirement Fund — Class R-6 *	18.22%	5.62% )	5.29%
S&P 500 Index †	38.02%	15.27% )	13.00%
S&P Target Date 2010 Index †	16.80%	4.65% )	4.71%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective

July

24,

2024,

the

fund's

primary

benchmark

changed

from

the

S&P Target Date 2010 Index

(the

"Previous

Primary

Benchmark")

to

the

S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,970%
Total number of portfolio holdings	$ 18%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-061-1224 © 2024 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at capitalgroup.com.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Paul S. Williams, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
October 31, 2024	114,000	51,000	53,000	None
October 31, 2023	91,000	39,000	49,000	None
Adviser and Affiliates2
October 31, 2024	Not Applicable	2,131,000	None	11,000
October 31, 2023	Not Applicable	2,183,000	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
October 31, 2024	2,246,000
October 31, 2023	2,271,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds Target Date Retirement Series®
Financial Statements and Other Information N-CSR Items 7-11
for the year ended October 31, 2024
Lit. No. MFGEFP4-850-1224 © 2024 Capital Group. All rights reserved.

American Funds 2070 Target Date Retirement Fund
Investment portfolio October 31, 2024
Designed for investors who plan to retire in or near 2070.

Growth funds 48%	Shares	Value (000)
New Perspective Fund, Class R-6	39,657	$2,557
SMALLCAP World Fund, Inc., Class R-6	35,793	2,557
The Growth Fund of America, Class R-6	23,070	1,790
AMCAP Fund, Class R-6	39,891	1,789
New World Fund, Inc., Class R-6	21,760	1,789
The New Economy Fund, Class R-6	19,441	1,278
EuroPacific Growth Fund, Class R-6	8,822	511
		12,271
Growth-and-income funds 37%
Fundamental Investors, Class R-6	27,029	2,301
Capital World Growth and Income Fund, Class R-6	31,281	2,109
Washington Mutual Investors Fund, Class R-6	32,119	2,045
The Investment Company of America, Class R-6	29,634	1,789
American Mutual Fund, Class R-6	21,814	1,278
		9,522
Balanced funds 9%
American Balanced Fund, Class R-6	42,651	1,532
American Funds Global Balanced Fund, Class R-6	19,758	765
		2,297
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	108,355	1,288
American Funds Emerging Markets Bond Fund, Class R-6	24,881	194
		1,482
Total investment securities 100% (cost: $25,302,000)		25,572
Other assets less liabilities 0%		(9)
Net assets 100%		$25,563

1	American Funds Target Date Retirement Series

American Funds 2070 Target Date Retirement Fund (continued)
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 48%
New Perspective Fund, Class R-6	$—	$2,626	$84	$(1)	$16	$2,557	$—	$—
SMALLCAP World Fund, Inc., Class R-6	—	2,625	75	(1)	8	2,557	—	—
The Growth Fund of America, Class R-6	—	1,804	60	(1)	47	1,790	—	—
AMCAP Fund, Class R-6	—	1,827	58	(1)	21	1,789	—	2
New World Fund, Inc., Class R-6	—	1,844	56	(1)	2	1,789	—	—
The New Economy Fund, Class R-6	—	1,297	44	(1)	26	1,278	—	—
EuroPacific Growth Fund, Class R-6	—	534	17	— [2]	(6)	511	— [2]	— [2]
						12,271
Growth-and-income funds 37%
Fundamental Investors, Class R-6	—	2,325	73	(1)	50	2,301	4	1
Capital World Growth and Income Fund, Class R-6	—	2,167	69	— [2]	11	2,109	5	—
Washington Mutual Investors Fund, Class R-6	—	2,077	61	— [2]	29	2,045	5	4
The Investment Company of America, Class R-6	—	1,805	56	— [2]	40	1,789	4	— [2]
American Mutual Fund, Class R-6	—	1,287	37	— [2]	28	1,278	4	—
						9,522
Balanced funds 9%
American Balanced Fund, Class R-6	—	1,559	45	— [2]	18	1,532	4	—
American Funds Global Balanced Fund, Class R-6	—	801	36	— [2]	— [2]	765	3	—
						2,297
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	—	1,345	40	— [2]	(17)	1,288	11	—
American Funds Emerging Markets Bond Fund, Class R-6	—	202	5	— [2]	(3)	194	3	—
						1,482
Total 100%				$(7)	$270	$25,572	$43	$7

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.
Refer to the notes to financial statements.

American Funds Target Date Retirement Series	2

American Funds 2065 Target Date Retirement Fund
Investment portfolio October 31, 2024
Designed for investors who plan to retire in or near 2065.

Growth funds 48%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	5,122,703	$365,915
New Perspective Fund, Class R-6	5,670,830	365,598
AMCAP Fund, Class R-6	5,702,363	255,808
New World Fund, Inc., Class R-6	3,110,506	255,808
The Growth Fund of America, Class R-6	3,297,770	255,808
The New Economy Fund, Class R-6	2,777,828	182,615
EuroPacific Growth Fund, Class R-6	1,258,626	72,887
		1,754,439
Growth-and-income funds 37%
Fundamental Investors, Class R-6	3,859,287	328,502
Capital World Growth and Income Fund, Class R-6	4,465,365	301,055
Washington Mutual Investors Fund, Class R-6	4,591,845	292,363
The Investment Company of America, Class R-6	4,231,667	255,508
American Mutual Fund, Class R-6	3,134,086	183,595
		1,361,023
Balanced funds 9%
American Balanced Fund, Class R-6	6,129,392	220,168
American Funds Global Balanced Fund, Class R-6	2,844,091	110,208
		330,376
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	15,631,538	185,859
American Funds Emerging Markets Bond Fund, Class R-6	3,596,656	27,982
		213,841
Total investment securities 100% (cost: $3,236,596,000)		3,659,679
Other assets less liabilities 0%		(472)
Net assets 100%		$3,659,207

3	American Funds Target Date Retirement Series

American Funds 2065 Target Date Retirement Fund (continued)
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 48%
SMALLCAP World Fund, Inc., Class R-6	$168,557	$156,871	$4,819	$275	$45,031	$365,915	$2,016	$—
New Perspective Fund, Class R-6	168,505	145,765	2,418	415	53,331	365,598	2,438	8,592
AMCAP Fund, Class R-6	118,098	95,762	1,702	309	43,341	255,808	804	7,559
New World Fund, Inc., Class R-6	67,333	167,519	1,635	210	22,381	255,808	1,331	977
The Growth Fund of America, Class R-6	117,919	88,231	1,629	342	50,945	255,808	1,195	9,100
The New Economy Fund, Class R-6	84,207	63,910	1,325	194	35,629	182,615	556	3,632
EuroPacific Growth Fund, Class R-6	33,609	33,774	551	60	5,995	72,887	906	1,894
						1,754,439
Growth-and-income funds 37%
Fundamental Investors, Class R-6	151,590	118,409	2,034	417	60,120	328,502	3,272	8,266
Capital World Growth and Income Fund, Class R-6	151,589	121,123	16,363	(81)	44,787	301,055	4,729	2,835
Washington Mutual Investors Fund, Class R-6	134,721	122,828	2,210	356	36,668	292,363	3,972	13,885
The Investment Company of America, Class R-6	118,046	90,953	1,848	398	47,959	255,508	2,987	5,706
American Mutual Fund, Class R-6	84,249	73,259	1,399	225	27,261	183,595	3,043	1,608
						1,361,023
Balanced funds 9%
American Balanced Fund, Class R-6	100,894	90,282	935	191	29,736	220,168	3,929	—
American Funds Global Balanced Fund, Class R-6	100,886	67,775	76,977	(794)	19,318	110,208	2,528	—
						330,376
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	86,002	97,244	704	36	3,281	185,859	6,294	—
American Funds Emerging Markets Bond Fund, Class R-6	—	28,128	90	1	(57)	27,982	956	—
						213,841
Total 100%				$2,554	$525,726	$3,659,679	$40,956	$64,054

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

American Funds Target Date Retirement Series	4

American Funds 2060 Target Date Retirement Fund
Investment portfolio October 31, 2024
Designed for investors who plan to retire in or near 2060.

Growth funds 48%	Shares	Value (000)
New Perspective Fund, Class R-6	22,130,210	$1,426,736
SMALLCAP World Fund, Inc., Class R-6	19,973,886	1,426,734
The Growth Fund of America, Class R-6	13,038,341	1,011,384
AMCAP Fund, Class R-6	22,236,440	997,527
New World Fund, Inc., Class R-6	12,129,459	997,527
The New Economy Fund, Class R-6	10,868,199	714,475
EuroPacific Growth Fund, Class R-6	4,872,735	282,180
		6,856,563
Growth-and-income funds 37%
Fundamental Investors, Class R-6	15,101,592	1,285,448
Capital World Growth and Income Fund, Class R-6	17,459,692	1,177,132
Washington Mutual Investors Fund, Class R-6	17,955,967	1,143,256
The Investment Company of America, Class R-6	16,554,306	999,549
American Mutual Fund, Class R-6	12,233,566	716,642
		5,322,027
Balanced funds 9%
American Balanced Fund, Class R-6	23,995,819	861,930
American Funds Global Balanced Fund, Class R-6	11,104,876	430,314
		1,292,244
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	61,131,202	726,850
American Funds Emerging Markets Bond Fund, Class R-6	14,042,256	109,249
		836,099
Total investment securities 100% (cost: $12,115,509,000)		14,306,933
Other assets less liabilities 0%		(1,237)
Net assets 100%		$14,305,696

5	American Funds Target Date Retirement Series

American Funds 2060 Target Date Retirement Fund (continued)
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 48%
New Perspective Fund, Class R-6	$900,114	$284,254	$11,053	$4,326	$249,095	$1,426,736	$12,569	$44,297
SMALLCAP World Fund, Inc., Class R-6	901,277	333,946	33,074	(126)	224,711	1,426,734	10,463	—
The Growth Fund of America, Class R-6	629,704	150,740	7,830	3,215	235,555	1,011,384	6,174	47,025
AMCAP Fund, Class R-6	631,120	163,892	7,821	2,755	207,581	997,527	4,150	35,829
New World Fund, Inc., Class R-6	359,135	542,257	7,256	1,974	101,417	997,527	6,843	5,023
The New Economy Fund, Class R-6	449,544	103,353	5,598	2,151	165,025	714,475	2,870	18,733
EuroPacific Growth Fund, Class R-6	178,683	75,063	2,168	529	30,073	282,180	4,424	8,757
						6,856,563
Growth-and-income funds 37%
Fundamental Investors, Class R-6	808,635	214,424	20,187	4,650	277,926	1,285,448	14,888	41,314
Capital World Growth and Income Fund, Class R-6	808,657	236,829	83,339	1,915	213,070	1,177,132	21,453	14,678
Washington Mutual Investors Fund, Class R-6	718,663	265,162	16,892	3,744	172,579	1,143,256	17,981	62,902
The Investment Company of America, Class R-6	629,964	159,174	14,260	4,405	220,266	999,549	13,559	28,828
American Mutual Fund, Class R-6	452,272	145,394	7,815	2,211	124,580	716,642	13,943	8,325
						5,322,027
Balanced funds 9%
American Balanced Fund, Class R-6	540,462	190,404	10,134	1,767	139,431	861,930	18,476	—
American Funds Global Balanced Fund, Class R-6	545,240	152,851	360,455	(5,671)	98,349	430,314	11,324	—
						1,292,244
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	462,847	260,710	15,836	(2,080)	21,209	726,850	27,881	—
American Funds Emerging Markets Bond Fund, Class R-6	—	109,760	478	5	(38)	109,249	4,005	—
						836,099
Total 100%				$25,770	$2,480,829	$14,306,933	$191,003	$315,711

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

American Funds Target Date Retirement Series	6

American Funds 2055 Target Date Retirement Fund
Investment portfolio October 31, 2024
Designed for investors who plan to retire in or near 2055.

Growth funds 48%	Shares	Value (000)
New Perspective Fund, Class R-6	32,849,354	$2,117,798
SMALLCAP World Fund, Inc., Class R-6	29,648,577	2,117,798
The Growth Fund of America, Class R-6	21,810,073	1,691,807
AMCAP Fund, Class R-6	36,822,802	1,651,871
New World Fund, Inc., Class R-6	20,022,358	1,646,639
The New Economy Fund, Class R-6	18,182,529	1,195,319
American Funds Global Insight Fund, Class R-6	19,331,250	460,084
EuroPacific Growth Fund, Class R-6	7,944,807	460,084
		11,341,400
Growth-and-income funds 37%
Fundamental Investors, Class R-6	25,078,164	2,134,653
Capital World Growth and Income Fund, Class R-6	28,741,431	1,937,747
Washington Mutual Investors Fund, Class R-6	29,785,176	1,896,422
The Investment Company of America, Class R-6	23,603,933	1,425,206
American Mutual Fund, Class R-6	24,266,391	1,421,525
		8,815,553
Balanced funds 9%
American Balanced Fund, Class R-6	39,710,197	1,426,391
American Funds Global Balanced Fund, Class R-6	18,417,062	713,661
		2,140,052
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	101,237,399	1,203,713
American Funds Emerging Markets Bond Fund, Class R-6	23,253,555	180,912
		1,384,625
Total investment securities 100% (cost: $19,533,374,000)		23,681,630
Other assets less liabilities 0%		(2,461)
Net assets 100%		$23,679,169

7	American Funds Target Date Retirement Series

American Funds 2055 Target Date Retirement Fund (continued)
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 48%
New Perspective Fund, Class R-6	$1,466,773	$269,170	$20,063	$8,505	$393,413	$2,117,798	$20,192	$71,161
SMALLCAP World Fund, Inc., Class R-6	1,471,080	316,264	28,633	4,800	354,287	2,117,798	16,963	—
The Growth Fund of America, Class R-6	1,117,473	181,652	19,571	6,730	405,523	1,691,807	10,929	83,239
AMCAP Fund, Class R-6	1,119,966	191,839	25,169	4,556	360,679	1,651,871	7,362	62,324
New World Fund, Inc., Class R-6	635,638	856,905	24,297	3,119	175,274	1,646,639	11,884	8,723
The New Economy Fund, Class R-6	797,836	134,905	26,482	4,366	284,694	1,195,319	4,997	32,622
American Funds Global Insight Fund, Class R-6	253,055	143,305	3,849	955	66,618	460,084	4,337	—
EuroPacific Growth Fund, Class R-6	316,974	93,391	4,326	1,159	52,886	460,084	7,588	14,970
						11,341,400
Growth-and-income funds 37%
Fundamental Investors, Class R-6	1,427,475	261,496	42,357	9,555	478,484	2,134,653	25,529	72,048
Capital World Growth and Income Fund, Class R-6	1,430,517	274,827	140,531	5,810	367,124	1,937,747	36,766	25,744
Washington Mutual Investors Fund, Class R-6	1,278,146	345,337	32,975	7,473	298,441	1,896,422	30,794	107,746
The Investment Company of America, Class R-6	994,155	123,834	33,465	8,253	332,429	1,425,206	20,348	44,512
American Mutual Fund, Class R-6	931,729	250,232	17,054	5,456	251,162	1,421,525	28,131	16,938
						8,815,553
Balanced funds 9%
American Balanced Fund, Class R-6	961,431	237,015	16,512	3,702	240,755	1,426,391	31,894	—
American Funds Global Balanced Fund, Class R-6	965,294	200,299	614,013	(8,631)	170,712	713,661	19,338	—
						2,140,052
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	820,613	382,984	34,085	(3,792)	37,993	1,203,713	47,572	—
American Funds Emerging Markets Bond Fund, Class R-6	—	181,811	998	12	87	180,912	6,735	—
						1,384,625
Total 100%				$62,028	$4,270,561	$23,681,630	$331,359	$540,027

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

American Funds Target Date Retirement Series	8

American Funds 2050 Target Date Retirement Fund
Investment portfolio October 31, 2024
Designed for investors who plan to retire in or near 2050.

Growth funds 45%	Shares	Value (000)
New Perspective Fund, Class R-6	46,522,808	$2,999,326
SMALLCAP World Fund, Inc., Class R-6	37,405,577	2,671,880
The Growth Fund of America, Class R-6	31,022,210	2,406,393
AMCAP Fund, Class R-6	52,535,285	2,356,733
New World Fund, Inc., Class R-6	22,038,320	1,812,431
The New Economy Fund, Class R-6	20,944,575	1,376,896
American Funds Global Insight Fund, Class R-6	41,258,059	981,942
EuroPacific Growth Fund, Class R-6	11,214,693	649,443
		15,255,044
Growth-and-income funds 35%
Washington Mutual Investors Fund, Class R-6	42,382,340	2,698,484
Fundamental Investors, Class R-6	31,603,840	2,690,119
Capital World Growth and Income Fund, Class R-6	36,115,758	2,434,924
American Mutual Fund, Class R-6	40,318,252	2,361,843
The Investment Company of America, Class R-6	27,944,420	1,687,284
		11,872,654
Equity-income funds 4%
The Income Fund of America, Class R-6	26,078,976	670,751
Capital Income Builder, Class R-6	9,253,599	669,961
		1,340,712
Balanced funds 10%
American Balanced Fund, Class R-6	64,156,245	2,304,492
American Funds Global Balanced Fund, Class R-6	23,197,827	898,916
		3,203,408
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	143,097,044	1,701,424
American Funds Emerging Markets Bond Fund, Class R-6	32,110,337	249,818
		1,951,242
Total investment securities 100% (cost: $27,123,847,000)		33,623,060
Other assets less liabilities 0%		(3,588)
Net assets 100%		$33,619,472

9	American Funds Target Date Retirement Series

American Funds 2050 Target Date Retirement Fund (continued)
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 45%
New Perspective Fund, Class R-6	$2,113,002	$338,779	$29,199	$14,532	$562,212	$2,999,326	$29,087	$102,509
SMALLCAP World Fund, Inc., Class R-6	1,930,444	355,381	83,527	(2,817)	472,399	2,671,880	22,317	—
The Growth Fund of America, Class R-6	1,647,056	196,922	38,167	12,675	587,907	2,406,393	16,111	122,712
AMCAP Fund, Class R-6	1,648,906	208,610	34,777	10,274	523,720	2,356,733	10,860	90,819
New World Fund, Inc., Class R-6	755,019	884,124	31,749	3,658	201,379	1,812,431	13,801	10,130
The New Economy Fund, Class R-6	1,003,550	61,281	37,711	7,978	341,798	1,376,896	6,286	41,033
American Funds Global Insight Fund, Class R-6	652,566	171,614	9,182	2,249	164,695	981,942	11,289	—
EuroPacific Growth Fund, Class R-6	464,009	112,520	6,322	1,954	77,282	649,443	11,083	21,687
						15,255,044
Growth-and-income funds 35%
Washington Mutual Investors Fund, Class R-6	1,899,040	401,186	47,952	13,205	433,005	2,698,484	44,577	155,899
Fundamental Investors, Class R-6	1,938,250	200,171	92,496	17,176	627,018	2,690,119	33,506	96,266
Capital World Growth and Income Fund, Class R-6	1,938,371	228,152	222,077	4,743	485,735	2,434,924	47,687	34,587
American Mutual Fund, Class R-6	1,610,435	356,429	39,784	13,285	421,478	2,361,843	47,723	29,281
The Investment Company of America, Class R-6	1,238,416	84,017	51,979	12,774	404,056	1,687,284	24,750	54,890
						11,872,654
Equity-income funds 4%
The Income Fund of America, Class R-6	381,784	205,370	5,819	961	88,455	670,751	19,725	—
Capital Income Builder, Class R-6	381,515	205,213	5,921	1,167	87,987	669,961	18,656	474
						1,340,712
Balanced funds 10%
American Balanced Fund, Class R-6	1,608,299	314,897	24,783	7,744	398,335	2,304,492	52,841	—
American Funds Global Balanced Fund, Class R-6	1,250,351	154,353	715,355	(7,115)	216,682	898,916	24,765	—
						3,203,408
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	1,203,224	473,057	25,856	398	50,601	1,701,424	68,683	—
American Funds Emerging Markets Bond Fund, Class R-6	—	251,117	1,503	18	186	249,818	9,613	—
						1,951,242
Total 100%				$114,859	$6,144,930	$33,623,060	$513,360	$760,287

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

American Funds Target Date Retirement Series	10

American Funds 2045 Target Date Retirement Fund
Investment portfolio October 31, 2024
Designed for investors who plan to retire in or near 2045.

Growth funds 43%	Shares	Value (000)
The Growth Fund of America, Class R-6	34,532,303	$2,678,671
New Perspective Fund, Class R-6	40,780,721	2,629,133
AMCAP Fund, Class R-6	58,519,780	2,625,197
SMALLCAP World Fund, Inc., Class R-6	36,464,427	2,604,654
New World Fund, Inc., Class R-6	23,403,954	1,924,741
The New Economy Fund, Class R-6	23,029,603	1,513,966
American Funds Global Insight Fund, Class R-6	61,204,584	1,456,669
EuroPacific Growth Fund, Class R-6	12,492,461	723,439
		16,156,470
Growth-and-income funds 33%
Fundamental Investors, Class R-6	35,278,777	3,002,929
Capital World Growth and Income Fund, Class R-6	39,917,078	2,691,209
American Mutual Fund, Class R-6	45,022,627	2,637,426
Washington Mutual Investors Fund, Class R-6	41,397,295	2,635,766
The Investment Company of America, Class R-6	25,039,584	1,511,890
		12,479,220
Equity-income funds 7%
The Income Fund of America, Class R-6	58,274,315	1,498,815
Capital Income Builder, Class R-6	15,472,704	1,120,224
		2,619,039
Balanced funds 11%
American Balanced Fund, Class R-6	83,586,398	3,002,424
American Funds Global Balanced Fund, Class R-6	26,352,883	1,021,174
		4,023,598
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	159,115,382	1,891,882
American Funds Emerging Markets Bond Fund, Class R-6	35,418,543	275,556
		2,167,438
Total investment securities 100% (cost: $30,100,109,000)		37,445,765
Other assets less liabilities 0%		(4,947)
Net assets 100%		$37,440,818

11	American Funds Target Date Retirement Series

American Funds 2045 Target Date Retirement Fund (continued)
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 43%
The Growth Fund of America, Class R-6	$1,862,625	$209,634	$70,111	$17,808	$658,715	$2,678,671	$18,159	$138,308
New Perspective Fund, Class R-6	1,961,736	178,806	33,424	15,885	506,130	2,629,133	26,821	94,520
AMCAP Fund, Class R-6	1,864,651	247,799	85,294	8,499	589,542	2,625,197	12,224	101,738
SMALLCAP World Fund, Inc., Class R-6	1,909,719	266,145	33,282	13,000	449,072	2,604,654	22,075	—
New World Fund, Inc., Class R-6	787,092	964,508	45,549	4,769	213,921	1,924,741	14,482	10,630
The New Economy Fund, Class R-6	1,060,246	96,907	17,395	10,083	364,125	1,513,966	6,647	43,394
American Funds Global Insight Fund, Class R-6	1,006,649	211,947	16,568	3,913	250,728	1,456,669	17,226	—
EuroPacific Growth Fund, Class R-6	521,336	121,302	8,386	2,658	86,529	723,439	12,399	24,167
						16,156,470
Growth-and-income funds 33%
Fundamental Investors, Class R-6	2,108,327	255,666	65,647	19,745	684,838	3,002,929	36,731	105,109
Capital World Growth and Income Fund, Class R-6	2,114,286	220,310	182,092	7,533	531,172	2,691,209	52,442	37,707
American Mutual Fund, Class R-6	1,865,024	333,052	55,194	18,591	475,953	2,637,426	54,289	33,648
Washington Mutual Investors Fund, Class R-6	1,935,266	316,755	63,540	16,406	430,879	2,635,766	44,359	154,931
The Investment Company of America, Class R-6	1,144,124	73,186	86,111	15,313	365,378	1,511,890	22,587	50,599
						12,479,220
Equity-income funds 7%
The Income Fund of America, Class R-6	966,458	345,164	28,528	2,847	212,874	1,498,815	47,490	—
Capital Income Builder, Class R-6	751,094	218,928	15,410	2,744	162,868	1,120,224	34,465	927
						2,619,039
Balanced funds 11%
American Balanced Fund, Class R-6	2,086,163	443,601	48,889	11,865	509,684	3,002,424	67,937	—
American Funds Global Balanced Fund, Class R-6	1,343,055	191,539	739,554	13,834	212,300	1,021,174	26,959	—
						4,023,598
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	1,355,374	520,250	40,653	(2,739)	59,650	1,891,882	76,555	—
American Funds Emerging Markets Bond Fund, Class R-6	—	277,456	2,134	29	205	275,556	10,640	—
						2,167,438
Total 100%				$182,783	$6,764,563	$37,445,765	$604,487	$795,678

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

American Funds Target Date Retirement Series	12

American Funds 2040 Target Date Retirement Fund
Investment portfolio October 31, 2024
Designed for investors who plan to retire in or near 2040.

Growth funds 38%	Shares	Value (000)
The Growth Fund of America, Class R-6	40,546,531	$3,145,195
AMCAP Fund, Class R-6	69,251,050	3,106,602
New Perspective Fund, Class R-6	47,608,641	3,069,329
SMALLCAP World Fund, Inc., Class R-6	36,897,051	2,635,556
The New Economy Fund, Class R-6	27,102,127	1,781,694
American Funds Global Insight Fund, Class R-6	72,978,070	1,736,878
New World Fund, Inc., Class R-6	18,762,828	1,543,055
EuroPacific Growth Fund, Class R-6	992,939	57,501
		17,075,810
Growth-and-income funds 33%
Fundamental Investors, Class R-6	36,848,021	3,136,503
American Mutual Fund, Class R-6	53,507,674	3,134,480
Capital World Growth and Income Fund, Class R-6	45,931,885	3,096,728
Washington Mutual Investors Fund, Class R-6	42,332,341	2,695,300
The Investment Company of America, Class R-6	29,901,744	1,805,467
International Growth and Income Fund, Class R-6	21,476,554	804,941
		14,673,419
Equity-income funds 7%
The Income Fund of America, Class R-6	69,617,330	1,790,558
Capital Income Builder, Class R-6	18,475,600	1,337,633
		3,128,191
Balanced funds 11%
American Balanced Fund, Class R-6	99,409,498	3,570,789
American Funds Global Balanced Fund, Class R-6	30,111,991	1,166,840
		4,737,629
Fixed income funds 11%
U.S. Government Securities Fund, Class R-6	188,726,261	2,243,955
American Funds Inflation Linked Bond Fund, Class R-6	100,681,399	953,453
American Funds Multi-Sector Income Fund, Class R-6	94,878,642	893,757
Capital World Bond Fund, Class R-6	43,808,410	708,820
		4,799,985
Total investment securities 100% (cost: $35,482,402,000)		44,415,034
Other assets less liabilities 0%		(5,749)
Net assets 100%		$44,409,285

13	American Funds Target Date Retirement Series

American Funds 2040 Target Date Retirement Fund (continued)
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 38%
The Growth Fund of America, Class R-6	$2,277,362	$214,113	$164,386	$26,365	$791,741	$3,145,195	$22,273	$169,639
AMCAP Fund, Class R-6	2,253,640	172,851	43,200	23,929	699,382	3,106,602	14,825	122,863
New Perspective Fund, Class R-6	2,241,708	268,010	42,164	22,600	579,175	3,069,329	30,790	108,509
SMALLCAP World Fund, Inc., Class R-6	1,989,890	240,960	75,995	5,973	474,728	2,635,556	23,074	—
The New Economy Fund, Class R-6	1,279,546	79,655	24,371	14,558	432,306	1,781,694	8,036	52,460
American Funds Global Insight Fund, Class R-6	1,276,043	168,513	23,556	5,157	310,721	1,736,878	21,932	—
New World Fund, Inc., Class R-6	706,826	673,256	18,505	7,252	174,226	1,543,055	12,823	9,412
EuroPacific Growth Fund, Class R-6	216,932	12,206	205,285	43,702	(10,054)	57,501	4,483	7,724
						17,075,810
Growth-and-income funds 33%
Fundamental Investors, Class R-6	2,350,123	155,837	144,044	31,584	743,003	3,136,503	40,089	115,749
American Mutual Fund, Class R-6	2,273,685	313,038	44,543	23,486	568,814	3,134,480	64,907	40,999
Capital World Growth and Income Fund, Class R-6	2,335,965	209,581	50,196	18,106	583,272	3,096,728	58,828	41,409
Washington Mutual Investors Fund, Class R-6	2,032,476	237,496	39,768	20,494	444,602	2,695,300	45,856	159,326
The Investment Company of America, Class R-6	1,308,164	84,085	26,617	12,909	426,926	1,805,467	26,129	57,956
International Growth and Income Fund, Class R-6	504,323	223,648	10,120	2,855	84,235	804,941	19,645	—
						14,673,419
Equity-income funds 7%
The Income Fund of America, Class R-6	1,307,067	243,076	37,828	3,987	274,256	1,790,558	61,218	—
Capital Income Builder, Class R-6	979,368	172,729	23,631	4,042	205,125	1,337,633	43,361	1,204
						3,128,191
Balanced funds 11%
American Balanced Fund, Class R-6	2,611,419	366,940	48,811	16,548	624,693	3,570,789	83,496	—
American Funds Global Balanced Fund, Class R-6	1,636,926	180,080	922,715	37,813	234,736	1,166,840	32,004	—
						4,737,629
Fixed income funds 11%
U.S. Government Securities Fund, Class R-6	1,656,604	608,484	91,020	(3,807)	73,694	2,243,955	92,027	—
American Funds Inflation Linked Bond Fund, Class R-6	788,479	287,036	180,572	(18,491)	77,001	953,453	10,935	—
American Funds Multi-Sector Income Fund, Class R-6	521,592	331,062	11,015	867	51,251	893,757	46,477	—
Capital World Bond Fund, Class R-6	—	705,128	6,333	207	9,818	708,820	10,784	—
						4,799,985
Total 100%				$300,136	$7,853,651	$44,415,034	$773,992	$887,250

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

American Funds Target Date Retirement Series	14

American Funds 2035 Target Date Retirement Fund
Investment portfolio October 31, 2024
Designed for investors who plan to retire in or near 2035.

Growth funds 24%	Shares	Value (000)
The Growth Fund of America, Class R-6	38,266,408	$2,968,325
AMCAP Fund, Class R-6	65,398,848	2,933,792
SMALLCAP World Fund, Inc., Class R-6	27,086,820	1,934,812
American Funds Global Insight Fund, Class R-6	78,230,766	1,861,892
New Perspective Fund, Class R-6	23,661,659	1,525,467
New World Fund, Inc., Class R-6	1,034,033	85,039
The New Economy Fund, Class R-6	1,288,997	84,739
		11,394,066
Growth-and-income funds 31%
American Mutual Fund, Class R-6	58,738,574	3,440,906
Capital World Growth and Income Fund, Class R-6	50,190,473	3,383,842
Fundamental Investors, Class R-6	34,940,676	2,974,150
Washington Mutual Investors Fund, Class R-6	39,019,660	2,484,382
The Investment Company of America, Class R-6	32,474,076	1,960,785
International Growth and Income Fund, Class R-6	24,790,865	929,161
		15,173,226
Equity-income funds 8%
The Income Fund of America, Class R-6	76,467,381	1,966,741
Capital Income Builder, Class R-6	26,292,541	1,903,580
		3,870,321
Balanced funds 13%
American Balanced Fund, Class R-6	107,968,580	3,878,231
American Funds Global Balanced Fund, Class R-6	61,483,717	2,382,494
		6,260,725
Fixed income funds 24%
U.S. Government Securities Fund, Class R-6	200,763,754	2,387,081
American Funds Inflation Linked Bond Fund, Class R-6	251,303,967	2,379,849
American Funds Mortgage Fund, Class R-6	273,223,899	2,379,780
American Funds Multi-Sector Income Fund, Class R-6	151,834,941	1,430,285
Intermediate Bond Fund of America, Class R-6	112,073,028	1,398,672
American Funds Strategic Bond Fund, Class R-6	98,576,967	906,908
Capital World Bond Fund, Class R-6	56,051,180	906,908
		11,789,483
Total investment securities 100% (cost: $40,406,652,000)		48,487,821
Other assets less liabilities 0%		(6,567)
Net assets 100%		$48,481,254

15	American Funds Target Date Retirement Series

American Funds 2035 Target Date Retirement Fund (continued)
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 24%
The Growth Fund of America, Class R-6	$2,330,831	$236,634	$416,563	$23,683	$793,740	$2,968,325	$22,796	$173,622
AMCAP Fund, Class R-6	2,227,379	192,053	196,722	25,935	685,147	2,933,792	14,641	119,557
SMALLCAP World Fund, Inc., Class R-6	1,528,765	75,260	33,101	15,258	348,630	1,934,812	17,590	—
American Funds Global Insight Fund, Class R-6	1,365,221	186,156	28,506	6,206	332,815	1,861,892	23,307	—
New Perspective Fund, Class R-6	1,597,395	105,962	571,425	107,074	286,461	1,525,467	21,785	76,772
New World Fund, Inc., Class R-6	294,485	9,265	268,161	84,632	(35,182)	85,039	5,343	3,921
The New Economy Fund, Class R-6	539,918	24,282	615,420	212,583	(76,624)	84,739	3,226	21,057
						11,394,066
Growth-and-income funds 31%
American Mutual Fund, Class R-6	2,486,341	370,066	58,740	29,132	614,107	3,440,906	70,378	44,133
Capital World Growth and Income Fund, Class R-6	2,474,695	323,458	55,427	22,032	619,084	3,383,842	62,830	43,395
Fundamental Investors, Class R-6	2,281,707	215,482	265,576	33,245	709,292	2,974,150	38,087	111,313
Washington Mutual Investors Fund, Class R-6	1,914,095	219,144	83,926	24,813	410,256	2,484,382	42,666	148,090
The Investment Company of America, Class R-6	1,456,802	101,061	82,613	18,882	466,653	1,960,785	28,755	64,345
International Growth and Income Fund, Class R-6	670,248	159,673	13,882	3,905	109,217	929,161	24,175	—
						15,173,226
Equity-income funds 8%
The Income Fund of America, Class R-6	1,379,358	323,717	31,689	6,127	289,228	1,966,741	64,894	—
Capital Income Builder, Class R-6	1,306,190	340,010	28,025	5,580	279,825	1,903,580	58,834	1,605
						3,870,321
Balanced funds 13%
American Balanced Fund, Class R-6	2,840,532	402,607	58,996	17,399	676,689	3,878,231	90,245	—
American Funds Global Balanced Fund, Class R-6	1,754,479	322,174	36,015	7,961	333,895	2,382,494	46,296	—
						6,260,725
Fixed income funds 24%
U.S. Government Securities Fund, Class R-6	1,826,728	538,606	55,877	919	76,705	2,387,081	99,816	—
American Funds Inflation Linked Bond Fund, Class R-6	1,656,949	639,703	52,677	1,079	134,795	2,379,849	23,036	—
American Funds Mortgage Fund, Class R-6	1,438,639	917,515	43,994	893	66,727	2,379,780	94,823	—
American Funds Multi-Sector Income Fund, Class R-6	997,800	360,414	25,452	1,357	96,166	1,430,285	81,318	—
Intermediate Bond Fund of America, Class R-6	850,190	543,811	29,825	(288)	34,784	1,398,672	50,656	—
American Funds Strategic Bond Fund, Class R-6	553,835	332,197	19,646	809	39,713	906,908	19,291	—
Capital World Bond Fund, Class R-6[2]	554,224	329,195	28,542	1,459	50,572	906,908	9,295	—
						11,789,483
Total 100%				$650,675	$7,342,695	$48,487,821	$1,014,083	$807,810

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	16

American Funds 2030 Target Date Retirement Fund
Investment portfolio October 31, 2024
Designed for investors who plan to retire in or near 2030.

Growth funds 17%	Shares	Value (000)
AMCAP Fund, Class R-6	66,965,352	$3,004,066
The Growth Fund of America, Class R-6	26,117,330	2,025,921
American Funds Global Insight Fund, Class R-6	64,649,933	1,538,668
SMALLCAP World Fund, Inc., Class R-6	14,834,306	1,059,615
New Perspective Fund, Class R-6	16,238,376	1,046,888
		8,675,158
Growth-and-income funds 28%
American Mutual Fund, Class R-6	60,413,046	3,538,996
Capital World Growth and Income Fund, Class R-6	51,161,949	3,449,339
Washington Mutual Investors Fund, Class R-6	40,042,004	2,549,474
The Investment Company of America, Class R-6	25,912,340	1,564,587
Fundamental Investors, Class R-6	18,343,691	1,561,415
International Growth and Income Fund, Class R-6	25,578,791	958,693
		13,622,504
Equity-income funds 8%
The Income Fund of America, Class R-6	77,877,313	2,003,005
Capital Income Builder, Class R-6	27,371,567	1,981,701
		3,984,706
Balanced funds 13%
American Balanced Fund, Class R-6	111,180,690	3,993,610
American Funds Global Balanced Fund, Class R-6	62,918,031	2,438,074
		6,431,684
Fixed income funds 34%
The Bond Fund of America, Class R-6	291,305,160	3,285,922
American Funds Inflation Linked Bond Fund, Class R-6	306,118,716	2,898,944
U.S. Government Securities Fund, Class R-6	202,171,617	2,403,821
American Funds Mortgage Fund, Class R-6	275,390,428	2,398,651
Intermediate Bond Fund of America, Class R-6	190,897,310	2,382,398
American Funds Multi-Sector Income Fund, Class R-6	155,369,106	1,463,577
American Funds Strategic Bond Fund, Class R-6	103,219,408	949,619
Capital World Bond Fund, Class R-6	58,427,067	945,350
		16,728,282
Total investment securities 100% (cost: $42,431,456,000)		49,442,334
Other assets less liabilities 0%		(6,905)
Net assets 100%		$49,435,429

17	American Funds Target Date Retirement Series

American Funds 2030 Target Date Retirement Fund (continued)
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 17%
AMCAP Fund, Class R-6	$2,396,498	$156,805	$291,644	$25,357	$717,050	$3,004,066	$15,670	$125,702
The Growth Fund of America, Class R-6	1,816,367	156,372	543,188	16,003	580,367	2,025,921	17,354	132,169
American Funds Global Insight Fund, Class R-6	1,325,460	22,627	120,499	9,028	302,052	1,538,668	22,629	—
SMALLCAP World Fund, Inc., Class R-6	1,000,635	11,513	181,831	(33,660)	262,958	1,059,615	11,514	—
New Perspective Fund, Class R-6	941,548	58,153	184,250	11,145	220,292	1,046,888	12,855	45,299
						8,675,158
Growth-and-income funds 28%
American Mutual Fund, Class R-6	2,648,197	310,363	100,547	39,593	641,390	3,538,996	74,592	46,743
Capital World Growth and Income Fund, Class R-6	2,756,024	124,023	129,920	24,800	674,412	3,449,339	67,520	48,310
Washington Mutual Investors Fund, Class R-6	1,965,683	203,598	66,625	28,212	418,606	2,549,474	43,851	152,227
The Investment Company of America, Class R-6	1,423,565	89,784	381,178	62,448	369,968	1,564,587	25,219	61,810
Fundamental Investors, Class R-6	1,710,021	107,237	736,226	129,537	350,846	1,561,415	24,171	80,517
International Growth and Income Fund, Class R-6	782,464	59,059	17,555	4,900	129,825	958,693	26,504	—
						13,622,504
Equity-income funds 8%
The Income Fund of America, Class R-6	1,514,204	209,651	36,147	8,337	306,960	2,003,005	69,544	—
Capital Income Builder, Class R-6	1,513,847	195,451	44,785	8,730	308,458	1,981,701	65,822	1,842
						3,984,706
Balanced funds 13%
American Balanced Fund, Class R-6	3,104,897	214,232	71,165	29,960	715,686	3,993,610	96,625	—
American Funds Global Balanced Fund, Class R-6	1,910,592	199,462	43,944	9,704	362,260	2,438,074	49,046	—
						6,431,684
Fixed income funds 34%
The Bond Fund of America, Class R-6	2,155,386	1,081,749	74,259	(62)	123,108	3,285,922	130,487	—
American Funds Inflation Linked Bond Fund, Class R-6	2,310,220	464,945	51,966	1,540	174,205	2,898,944	31,205	—
U.S. Government Securities Fund, Class R-6	1,987,841	380,218	47,368	1,020	82,110	2,403,821	103,751	—
American Funds Mortgage Fund, Class R-6	1,969,778	380,942	49,260	972	96,219	2,398,651	110,522	—
Intermediate Bond Fund of America, Class R-6	1,815,303	538,373	42,244	1,354	69,612	2,382,398	94,655	—
American Funds Multi-Sector Income Fund, Class R-6	1,181,144	197,641	26,351	1,636	109,507	1,463,577	88,035	—
American Funds Strategic Bond Fund, Class R-6	769,948	154,873	27,338	634	51,502	949,619	20,912	—
Capital World Bond Fund, Class R-6[2]	772,647	140,648	40,842	983	71,914	945,350	6,113	—
						16,728,282
Total 100%				$382,171	$7,139,307	$49,442,334	$1,208,596	$694,619

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	18

American Funds 2025 Target Date Retirement Fund
Investment portfolio October 31, 2024
Designed for investors who plan to retire in or near 2025.

Growth funds 6%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	43,102,886	$1,025,849
AMCAP Fund, Class R-6	22,661,954	1,016,615
New Perspective Fund, Class R-6	380,488	24,530
SMALLCAP World Fund, Inc., Class R-6	343,414	24,530
The Growth Fund of America, Class R-6	316,232	24,530
		2,116,054
Growth-and-income funds 24%
American Mutual Fund, Class R-6	34,592,132	2,026,407
Capital World Growth and Income Fund, Class R-6	29,907,071	2,016,335
Washington Mutual Investors Fund, Class R-6	26,526,860	1,688,965
Fundamental Investors, Class R-6	11,949,730	1,017,161
The Investment Company of America, Class R-6	16,840,466	1,016,827
International Growth and Income Fund, Class R-6	9,442,387	353,901
		8,119,596
Equity-income funds 13%
The Income Fund of America, Class R-6	104,666,734	2,692,029
Capital Income Builder, Class R-6	23,502,875	1,701,608
		4,393,637
Balanced funds 13%
American Balanced Fund, Class R-6	76,422,702	2,745,103
American Funds Global Balanced Fund, Class R-6	35,722,315	1,384,240
		4,129,343
Fixed income funds 44%
American Funds Inflation Linked Bond Fund, Class R-6	280,283,936	2,654,289
The Bond Fund of America, Class R-6	234,458,525	2,644,692
Intermediate Bond Fund of America, Class R-6	158,521,445	1,978,348
American Funds Mortgage Fund, Class R-6	224,970,963	1,959,497
U.S. Government Securities Fund, Class R-6	138,695,515	1,649,090
American Funds Multi-Sector Income Fund, Class R-6	141,215,252	1,330,248
American High-Income Trust, Class R-6	98,493,713	965,238
American Funds Strategic Bond Fund, Class R-6	104,009,385	956,886
Capital World Bond Fund, Class R-6	40,661,188	657,898
		14,796,186
Total investment securities 100% (cost: $29,725,302,000)		33,554,816
Other assets less liabilities 0%		(5,109)
Net assets 100%		$33,549,707

19	American Funds Target Date Retirement Series

American Funds 2025 Target Date Retirement Fund (continued)
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 6%
American Funds Global Insight Fund, Class R-6	$943,855	$16,083	$150,961	$10,495	$206,377	$1,025,849	$16,082	$—
AMCAP Fund, Class R-6	1,138,339	60,984	505,128	70,845	251,575	1,016,615	7,196	53,789
New Perspective Fund, Class R-6	181,001	11,102	195,948	97,815	(69,440)	24,530	2,454	8,648
SMALLCAP World Fund, Inc., Class R-6	180,942	2,018	191,770	(55,292)	88,632	24,530	2,018	—
The Growth Fund of America, Class R-6	300,782	24,554	364,242	166,542	(103,106)	24,530	2,850	21,704
						2,116,054
Growth-and-income funds 24%
American Mutual Fund, Class R-6	1,901,860	86,608	406,959	76,997	367,901	2,026,407	48,393	33,522
Capital World Growth and Income Fund, Class R-6	1,907,879	80,888	429,221	15,906	440,883	2,016,335	42,554	32,816
Washington Mutual Investors Fund, Class R-6	1,541,045	144,658	329,438	65,721	266,979	1,688,965	31,615	109,563
Fundamental Investors, Class R-6	947,167	59,873	271,300	43,431	237,990	1,017,161	14,232	44,349
The Investment Company of America, Class R-6	949,759	59,000	278,335	67,276	219,127	1,016,827	16,611	40,226
International Growth and Income Fund, Class R-6	410,482	10,867	133,268	16,425	49,395	353,901	10,867	—
						8,119,596
Equity-income funds 13%
The Income Fund of America, Class R-6	1,904,360	436,722	64,061	11,644	403,364	2,692,029	91,092	—
Capital Income Builder, Class R-6	1,369,328	140,377	91,957	11,071	272,789	1,701,608	58,270	1,661
						4,393,637
Balanced funds 13%
American Balanced Fund, Class R-6	2,457,150	72,781	343,218	33,424	524,966	2,745,103	72,781	—
American Funds Global Balanced Fund, Class R-6	1,383,379	30,276	277,935	15,204	233,316	1,384,240	30,276	—
						4,129,343
Fixed income funds 44%
American Funds Inflation Linked Bond Fund, Class R-6	2,241,055	301,704	54,282	1,076	164,736	2,654,289	29,823	—
The Bond Fund of America, Class R-6	2,287,027	310,563	81,781	(3,894)	132,777	2,644,692	117,158	—
Intermediate Bond Fund of America, Class R-6	1,710,992	242,169	40,600	1,069	64,718	1,978,348	82,664	—
American Funds Mortgage Fund, Class R-6	1,673,754	246,452	44,387	1,509	82,169	1,959,497	91,741	—
U.S. Government Securities Fund, Class R-6	1,451,641	180,117	44,668	(682)	62,682	1,649,090	73,233	—
American Funds Multi-Sector Income Fund, Class R-6	1,090,474	163,237	26,945	1,580	101,902	1,330,248	81,471	—
American High-Income Trust, Class R-6	643,741	264,388	18,201	1,830	73,480	965,238	57,058	—
American Funds Strategic Bond Fund, Class R-6	767,518	166,494	29,672	726	51,820	956,886	21,284	—
Capital World Bond Fund, Class R-6[2]	576,459	58,110	31,609	720	54,218	657,898	3,326	—
						14,796,186
Total 100%				$651,438	$4,179,250	$33,554,816	$1,005,049	$346,278

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	20

American Funds 2020 Target Date Retirement Fund
Investment portfolio October 31, 2024
Designed for investors who
retired in or near 2020.

Growth funds 3%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	13,379,073	$318,422
AMCAP Fund, Class R-6	3,578,269	160,521
		478,943
Growth-and-income funds 22%
American Mutual Fund, Class R-6	16,124,661	944,583
Washington Mutual Investors Fund, Class R-6	12,341,052	785,755
Capital World Growth and Income Fund, Class R-6	11,619,974	783,419
Fundamental Investors, Class R-6	5,521,503	469,990
The Investment Company of America, Class R-6	7,781,321	469,836
International Growth and Income Fund, Class R-6	58,344	2,187
		3,455,770
Equity-income funds 18%
The Income Fund of America, Class R-6	73,731,257	1,896,368
Capital Income Builder, Class R-6	13,136,564	951,087
		2,847,455
Balanced funds 12%
American Balanced Fund, Class R-6	35,119,852	1,261,505
American Funds Global Balanced Fund, Class R-6	16,403,380	635,631
		1,897,136
Fixed income funds 45%
American Funds Inflation Linked Bond Fund, Class R-6	133,893,983	1,267,976
The Bond Fund of America, Class R-6	112,155,749	1,265,117
Intermediate Bond Fund of America, Class R-6	75,912,640	947,390
American Funds Mortgage Fund, Class R-6	108,112,822	941,663
U.S. Government Securities Fund, Class R-6	65,932,734	783,940
American Funds Multi-Sector Income Fund, Class R-6	67,851,434	639,160
American High-Income Trust, Class R-6	49,379,303	483,917
American Funds Strategic Bond Fund, Class R-6	51,060,385	469,756
Capital World Bond Fund, Class R-6	19,274,302	311,858
		7,110,777
Total investment securities 100% (cost: $13,856,131,000)		15,790,081
Other assets less liabilities 0%		(2,505)
Net assets 100%		$15,787,576

21	American Funds Target Date Retirement Series

American Funds 2020 Target Date Retirement Fund (continued)
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 3%
American Funds Global Insight Fund, Class R-6	$331,893	$5,540	$93,305	$6,532	$67,762	$318,422	$5,468	$—
AMCAP Fund, Class R-6	211,202	10,903	120,066	43,170	15,312	160,521	1,316	9,588
						478,943
Growth-and-income funds 22%
American Mutual Fund, Class R-6	895,783	38,060	198,192	57,049	151,883	944,583	22,540	15,521
Washington Mutual Investors Fund, Class R-6	739,773	66,759	180,129	53,109	106,243	785,755	15,013	51,747
Capital World Growth and Income Fund, Class R-6	772,887	37,875	211,796	27,428	157,025	783,419	16,983	13,215
Fundamental Investors, Class R-6	443,502	27,878	134,600	41,663	91,547	469,990	6,667	20,560
The Investment Company of America, Class R-6	449,151	26,460	141,390	46,701	88,914	469,836	7,803	18,645
International Growth and Income Fund, Class R-6	32,649	550	36,303	9,934	(4,643)	2,187	551	—
						3,455,770
Equity-income funds 18%
The Income Fund of America, Class R-6	1,643,680	95,314	166,359	14,631	309,102	1,896,368	70,580	—
Capital Income Builder, Class R-6	873,412	35,632	127,849	16,058	153,834	951,087	34,583	1,050
						2,847,455
Balanced funds 12%
American Balanced Fund, Class R-6	1,197,051	34,717	238,012	23,700	244,049	1,261,505	34,719	—
American Funds Global Balanced Fund, Class R-6	604,823	14,537	94,230	(482)	110,983	635,631	13,612	—
						1,897,136
Fixed income funds 45%
American Funds Inflation Linked Bond Fund, Class R-6	1,198,824	57,958	73,224	(3,571)	87,989	1,267,976	15,888	—
The Bond Fund of America, Class R-6	1,203,997	86,987	93,883	(3,381)	71,397	1,265,117	58,011	—
Intermediate Bond Fund of America, Class R-6	904,268	60,870	52,561	(118)	34,931	947,390	41,176	—
American Funds Mortgage Fund, Class R-6	904,380	61,873	70,863	(4,549)	50,822	941,663	45,893	—
U.S. Government Securities Fund, Class R-6	754,511	44,874	48,388	(2,634)	35,577	783,940	35,873	—
American Funds Multi-Sector Income Fund, Class R-6	604,829	41,266	62,590	680	54,975	639,160	41,268	—
American High-Income Trust, Class R-6	455,066	32,700	51,505	35	47,621	483,917	32,702	—
American Funds Strategic Bond Fund, Class R-6	453,491	16,334	31,269	(764)	31,964	469,756	10,423	—
Capital World Bond Fund, Class R-6[2]	302,413	10,430	30,135	(1,129)	30,279	311,858	1,053	—
						7,110,777
Total 100%				$324,062	$1,937,566	$15,790,081	$512,122	$130,326

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	22

American Funds 2015 Target Date Retirement Fund
Investment portfolio October 31, 2024
Designed for investors who
retired in or near 2015.

Growth funds 0%	Shares	Value (000)
AMCAP Fund, Class R-6	29,536	$1,325
American Funds Global Insight Fund, Class R-6	55,671	1,325
		2,650
Growth-and-income funds 20%
American Mutual Fund, Class R-6	5,100,976	298,815
Capital World Growth and Income Fund, Class R-6	3,676,479	247,868
Washington Mutual Investors Fund, Class R-6	3,128,412	199,186
The Investment Company of America, Class R-6	2,471,934	149,256
Fundamental Investors, Class R-6	1,173,413	99,881
		995,006
Equity-income funds 19%
The Income Fund of America, Class R-6	25,254,674	649,550
Capital Income Builder, Class R-6	4,160,563	301,225
		950,775
Balanced funds 11%
American Balanced Fund, Class R-6	9,777,800	351,218
American Funds Global Balanced Fund, Class R-6	5,170,215	200,346
		551,564
Fixed income funds 50%
The Bond Fund of America, Class R-6	39,477,084	445,302
Intermediate Bond Fund of America, Class R-6	35,100,518	438,055
American Funds Inflation Linked Bond Fund, Class R-6	42,663,308	404,022
American Funds Mortgage Fund, Class R-6	34,231,617	298,157
Short-Term Bond Fund of America, Class R-6	24,439,771	233,155
American Funds Multi-Sector Income Fund, Class R-6	21,737,939	204,771
American Funds Strategic Bond Fund, Class R-6	21,162,892	194,699
American High-Income Trust, Class R-6	15,922,988	156,045
Capital World Bond Fund, Class R-6	6,241,831	100,993
U.S. Government Securities Fund, Class R-6	1,256,377	14,938
		2,490,137
Total investment securities 100% (cost: $4,367,479,000)		4,990,132
Other assets less liabilities 0%		(846)
Net assets 100%		$4,989,286

23	American Funds Target Date Retirement Series

American Funds 2015 Target Date Retirement Fund (continued)
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 0%
AMCAP Fund, Class R-6	$9,377	$435	$10,696	$(105)	$2,314	$1,325	$62	$373
American Funds Global Insight Fund, Class R-6	18,853	318	21,290	1,956	1,488	1,325	318	—
						2,650
Growth-and-income funds 20%
American Mutual Fund, Class R-6	282,729	14,548	64,149	20,008	45,679	298,815	7,084	4,882
Capital World Growth and Income Fund, Class R-6	235,430	29,217	73,567	14,276	42,512	247,868	5,214	3,993
Washington Mutual Investors Fund, Class R-6	196,348	18,601	57,455	19,532	22,160	199,186	3,905	13,456
The Investment Company of America, Class R-6	141,593	9,768	44,749	15,328	27,316	149,256	2,452	5,865
Fundamental Investors, Class R-6	102,946	7,939	41,078	15,985	14,089	99,881	1,501	4,723
						995,006
Equity-income funds 19%
The Income Fund of America, Class R-6	604,028	35,166	105,211	12,187	103,380	649,550	25,080	—
Capital Income Builder, Class R-6	283,585	11,913	48,806	7,893	46,640	301,225	11,068	338
						950,775
Balanced funds 11%
American Balanced Fund, Class R-6	339,099	10,389	73,511	6,943	68,298	351,218	9,760	—
American Funds Global Balanced Fund, Class R-6	189,726	5,841	29,953	92	34,640	200,346	4,275	—
						551,564
Fixed income funds 50%
The Bond Fund of America, Class R-6	417,697	22,488	18,616	(986)	24,719	445,302	20,285	—
Intermediate Bond Fund of America, Class R-6	400,650	32,724	10,800	282	15,199	438,055	18,566	—
American Funds Inflation Linked Bond Fund, Class R-6	380,964	13,406	17,193	(541)	27,386	404,022	5,005	—
American Funds Mortgage Fund, Class R-6	284,202	14,523	15,228	(573)	15,233	298,157	14,524	—
Short-Term Bond Fund of America, Class R-6	185,266	49,276	5,248	111	3,750	233,155	9,249	—
American Funds Multi-Sector Income Fund, Class R-6	193,378	13,196	19,529	164	17,562	204,771	13,198	—
American Funds Strategic Bond Fund, Class R-6	175,258	14,382	7,030	242	11,847	194,699	4,260	—
American High-Income Trust, Class R-6	146,021	10,501	15,733	(408)	15,664	156,045	10,502	—
Capital World Bond Fund, Class R-6[2]	97,150	3,336	8,810	(282)	9,599	100,993	332	—
U.S. Government Securities Fund, Class R-6	51,394	1,623	40,209	(5,745)	7,875	14,938	1,623	—
						2,490,137
Total 100%				$106,359	$557,350	$4,990,132	$168,263	$33,630

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	24

American Funds 2010 Target Date Retirement Fund
Investment portfolio October 31, 2024
Designed for investors who
retired in or near 2010.

Growth-and-income funds 16%	Shares	Value (000)
American Mutual Fund, Class R-6	3,367,432	$197,264
Washington Mutual Investors Fund, Class R-6	2,474,623	157,559
The Investment Company of America, Class R-6	1,951,876	117,855
Capital World Growth and Income Fund, Class R-6	1,748,061	117,854
Fundamental Investors, Class R-6	461,972	39,323
		629,855
Equity-income funds 25%
The Income Fund of America, Class R-6	27,668,606	711,637
Capital Income Builder, Class R-6	3,821,192	276,654
		988,291
Balanced funds 9%
American Balanced Fund, Class R-6	7,683,678	275,998
American Funds Global Balanced Fund, Class R-6	2,045,168	79,250
		355,248
Fixed income funds 50%
Intermediate Bond Fund of America, Class R-6	34,962,467	436,332
The Bond Fund of America, Class R-6	35,131,416	396,282
Short-Term Bond Fund of America, Class R-6	33,327,582	317,945
American Funds Inflation Linked Bond Fund, Class R-6	29,702,882	281,286
American Funds Mortgage Fund, Class R-6	31,652,421	275,693
American Funds Strategic Bond Fund, Class R-6	17,115,630	157,464
American Funds Multi-Sector Income Fund, Class R-6	13,074,114	123,158
American High-Income Trust, Class R-6	475,544	4,660
Capital World Bond Fund, Class R-6	264,433	4,279
		1,997,099
Total investment securities 100% (cost: $3,607,652,000)		3,970,493
Other assets less liabilities 0%		(604)
Net assets 100%		$3,969,889

25	American Funds Target Date Retirement Series

American Funds 2010 Target Date Retirement Fund (continued)
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 16%
American Mutual Fund, Class R-6	$191,912	$11,028	$49,709	$13,405	$30,628	$197,264	$4,754	$3,296
Washington Mutual Investors Fund, Class R-6	146,388	19,126	39,413	10,756	20,702	157,559	2,958	10,225
The Investment Company of America, Class R-6	111,029	11,437	38,049	10,487	22,951	117,855	1,920	4,570
Capital World Growth and Income Fund, Class R-6	125,194	13,964	50,764	13,420	16,040	117,854	2,673	2,116
Fundamental Investors, Class R-6	44,367	4,001	21,707	7,731	4,931	39,323	628	1,996
						629,855
Equity-income funds 25%
The Income Fund of America, Class R-6	620,881	68,550	99,487	2,527	119,166	711,637	26,398	—
Capital Income Builder, Class R-6	249,361	11,396	32,807	3,281	45,423	276,654	9,896	297
						988,291
Balanced funds 9%
American Balanced Fund, Class R-6	259,456	12,575	53,781	3,970	53,778	275,998	7,471	—
American Funds Global Balanced Fund, Class R-6	90,861	2,258	29,835	5,006	10,960	79,250	1,886	—
						355,248
Fixed income funds 50%
Intermediate Bond Fund of America, Class R-6	394,648	41,261	14,814	262	14,975	436,332	18,292	—
The Bond Fund of America, Class R-6	365,007	37,542	26,943	(1,248)	21,924	396,282	17,685	—
Short-Term Bond Fund of America, Class R-6	276,083	41,483	5,120	63	5,436	317,945	13,011	—
American Funds Inflation Linked Bond Fund, Class R-6	267,518	7,997	12,922	(565)	19,258	281,286	3,515	—
American Funds Mortgage Fund, Class R-6	251,919	25,939	15,078	(1,003)	13,916	275,693	12,984	—
American Funds Strategic Bond Fund, Class R-6	149,189	7,599	9,602	(293)	10,571	157,464	3,441	—
American Funds Multi-Sector Income Fund, Class R-6	120,466	7,968	16,232	18	10,938	123,158	7,968	—
American High-Income Trust, Class R-6	24,132	1,014	22,439	498	1,455	4,660	1,015	—
Capital World Bond Fund, Class R-6[2]	16,749	335	14,500	(1,668)	3,363	4,279	(319)	—
						1,997,099
Total 100%				$66,647	$426,415	$3,970,493	$136,176	$22,500

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	26

Financial statements
Statements of assets and liabilities at October 31, 2024 (dollars in thousands)

	2070 Fund	2065 Fund	2060 Fund	2055 Fund	2050 Fund
Assets:
Investment securities of affiliated issuers, at value	$25,572	$3,659,679	$14,306,933	$23,681,630	$33,623,060
Receivables for:
Sales of investments	—	—	—	—	—
Sales of fund’s shares	228	9,218	25,270	27,236	32,874
Dividends	5	875	3,435	5,675	8,010
Total assets	25,805	3,669,772	14,335,638	23,714,541	33,663,944
Liabilities:
Payables for:
Purchases of investments	231	6,888	18,179	15,944	18,869
Repurchases of fund’s shares	3	3,092	9,994	16,475	21,345
Services provided by related parties	8	577	1,718	2,851	4,093
Trustees’ deferred compensation	— *	8	51	102	165
Total liabilities	242	10,565	29,942	35,372	44,472

Net assets at October 31, 2024	$25,563	$3,659,207	$14,305,696	$23,679,169	$33,619,472
Net assets consist of:
Capital paid in on shares of beneficial interest	$25,275	$3,162,714	$11,762,700	$18,926,737	$26,250,294
Total distributable earnings (accumulated loss)	288	496,493	2,542,996	4,752,432	7,369,178
Net assets at October 31, 2024	$25,563	$3,659,207	$14,305,696	$23,679,169	$33,619,472
Investment securities of affiliated issuers, at cost	$25,302	$3,236,596	$12,115,509	$19,533,374	$27,123,847

Refer to the end of the statements of assets and liabilities for footnote.
Refer to the notes to financial statements.

27	American Funds Target Date Retirement Series

Financial statements (continued)
Statements of assets and liabilities at October 31, 2024  (continued)(dollars in thousands)

	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund
Assets:
Investment securities of affiliated issuers, at value	$37,445,765	$44,415,034	$48,487,821	$49,442,334	$33,554,816
Receivables for:
Sales of investments	—	—	—	—	11,142
Sales of fund’s shares	28,436	36,727	41,649	40,729	22,519
Dividends	8,905	13,160	31,462	48,524	44,552
Total assets	37,483,106	44,464,921	48,560,932	49,531,587	33,633,029
Liabilities:
Payables for:
Purchases of investments	15,910	24,710	36,298	50,570	44,552
Repurchases of fund’s shares	21,355	24,997	36,585	38,549	33,749
Services provided by related parties	4,833	5,687	6,523	6,726	4,761
Trustees’ deferred compensation	190	242	272	313	260
Total liabilities	42,288	55,636	79,678	96,158	83,322

Net assets at October 31, 2024	$37,440,818	$44,409,285	$48,481,254	$49,435,429	$33,549,707
Net assets consist of:
Capital paid in on shares of beneficial interest	$29,121,979	$34,307,487	$38,780,217	$41,042,647	$28,399,303
Total distributable earnings (accumulated loss)	8,318,839	10,101,798	9,701,037	8,392,782	5,150,404
Net assets at October 31, 2024	$37,440,818	$44,409,285	$48,481,254	$49,435,429	$33,549,707
Investment securities of affiliated issuers, at cost	$30,100,109	$35,482,402	$40,406,652	$42,431,456	$29,725,302

Refer to the end of the statements of assets and liabilities for footnote.
Refer to the notes to financial statements.

American Funds Target Date Retirement Series	28

Financial statements (continued)
Statements of assets and liabilities at October 31, 2024  (continued)(dollars in thousands)

	2020 Fund	2015 Fund	2010 Fund
Assets:
Investment securities of affiliated issuers, at value	$15,790,081	$4,990,132	$3,970,493
Receivables for:
Sales of investments	2,885	2,281	—
Sales of fund’s shares	11,431	2,475	5,199
Dividends	21,446	7,500	6,180
Total assets	15,825,843	5,002,388	3,981,872
Liabilities:
Payables for:
Purchases of investments	21,447	7,501	6,864
Repurchases of fund’s shares	14,303	4,756	4,565
Services provided by related parties	2,353	786	511
Trustees’ deferred compensation	164	59	43
Total liabilities	38,267	13,102	11,983

Net assets at October 31, 2024	$15,787,576	$4,989,286	$3,969,889
Net assets consist of:
Capital paid in on shares of beneficial interest	$13,254,407	$4,175,104	$3,467,643
Total distributable earnings (accumulated loss)	2,533,169	814,182	502,246
Net assets at October 31, 2024	$15,787,576	$4,989,286	$3,969,889
Investment securities of affiliated issuers, at cost	$13,856,131	$4,367,479	$3,607,652
*
Amount less than one thousand.

Refer to the notes to financial statements.

29	American Funds Target Date Retirement Series

Financial statements (continued)
Statements of assets and liabilities at October 31, 2024  (continued)(dollars and shares in thousands, except per-share amounts)

		2070 Fund	2065 Fund	2060 Fund	2055 Fund	2050 Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$4,592	$360,753	$1,154,065	$1,741,803	$2,575,692
	Shares outstanding	424	20,451	63,700	65,292	121,256
	Net asset value per share	$10.84	$17.64	$18.12	$26.68	$21.24
Class C:	Net assets	$120	$26,030	$107,362	$120,067	$171,804
	Shares outstanding	11	1,500	6,076	4,641	8,357
	Net asset value per share	$10.81	$17.36	$17.67	$25.87	$20.56
Class T:	Net assets	$11	$18	$17	$16	$16
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$10.85	$17.78	$18.23	$26.77	$21.31
Class F-1:	Net assets	$11	$4,107	$38,425	$68,949	$101,988
	Shares outstanding	1	232	2,120	2,604	4,843
	Net asset value per share	$10.85	$17.68	$18.13	$26.48	$21.06
Class F-2:	Net assets	$243	$23,708	$88,053	$100,683	$148,158
	Shares outstanding	22	1,335	4,821	3,764	6,966
	Net asset value per share	$10.85	$17.76	$18.27	$26.75	$21.27
Class F-3:	Net assets	$11	$857	$11,787	$15,992	$18,547
	Shares outstanding	1	48	646	596	869
	Net asset value per share	$10.86	$17.79	$18.24	$26.82	$21.34
Class R-1:	Net assets	$11	$1,158	$9,973	$14,098	$21,920
	Shares outstanding	1	66	563	549	1,067
	Net asset value per share	$10.85	$17.49	$17.70	$25.68	$20.53
Class R-2:	Net assets	$3,895	$189,384	$450,223	$734,080	$1,027,195
	Shares outstanding	360	10,911	25,503	28,518	50,039
	Net asset value per share	$10.81	$17.36	$17.65	$25.74	$20.53
Class R-2E:	Net assets	$390	$22,363	$107,150	$169,015	$244,924
	Shares outstanding	36	1,278	6,003	6,485	11,817
	Net asset value per share	$10.82	$17.50	$17.85	$26.06	$20.73
Class R-3:	Net assets	$4,454	$238,735	$660,650	$1,119,045	$1,568,377
	Shares outstanding	412	13,608	36,835	42,619	75,102
	Net asset value per share	$10.82	$17.54	$17.94	$26.26	$20.88
Class R-4:	Net assets	$855	$146,874	$631,683	$1,145,538	$1,541,422
	Shares outstanding	79	8,320	34,840	43,014	72,747
	Net asset value per share	$10.84	$17.65	$18.13	$26.63	$21.19
Class R-5E:	Net assets	$2,230	$141,048	$420,471	$641,458	$951,654
	Shares outstanding	206	7,955	23,131	24,089	44,902
	Net asset value per share	$10.85	$17.73	$18.18	$26.63	$21.19
Class R-5:	Net assets	$396	$48,501	$159,235	$315,789	$405,890
	Shares outstanding	36	2,729	8,696	11,688	18,862
	Net asset value per share	$10.85	$17.77	$18.31	$27.02	$21.52
Class R-6:	Net assets	$8,344	$2,455,671	$10,466,602	$17,492,636	$24,841,885
	Shares outstanding	769	138,036	570,885	646,243	1,158,633
	Net asset value per share	$10.86	$17.79	$18.33	$27.07	$21.44

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	30

Financial statements (continued)
Statements of assets and liabilities at October 31, 2024  (continued)(dollars and shares in thousands, except per-share amounts)

		2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$2,824,913	$3,558,364	$4,044,078	$4,587,414	$3,884,288
	Shares outstanding	130,910	169,730	205,972	257,925	244,406
	Net asset value per share	$21.58	$20.96	$19.63	$17.79	$15.89
Class C:	Net assets	$172,882	$196,815	$223,874	$237,915	$178,032
	Shares outstanding	8,260	9,669	11,722	13,758	11,507
	Net asset value per share	$20.93	$20.35	$19.10	$17.29	$15.47
Class T:	Net assets	$16	$15	$15	$14	$13
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$21.64	$21.02	$19.69	$17.83	$15.93
Class F-1:	Net assets	$122,856	$196,673	$229,050	$187,995	$101,749
	Shares outstanding	5,741	9,460	11,757	10,668	6,459
	Net asset value per share	$21.40	$20.79	$19.48	$17.62	$15.75
Class F-2:	Net assets	$189,288	$244,937	$296,762	$371,483	$276,127
	Shares outstanding	8,752	11,669	15,093	20,867	17,370
	Net asset value per share	$21.63	$20.99	$19.66	$17.80	$15.90
Class F-3:	Net assets	$18,278	$32,540	$40,691	$41,006	$36,267
	Shares outstanding	843	1,545	2,064	2,296	2,274
	Net asset value per share	$21.67	$21.06	$19.71	$17.86	$15.95
Class R-1:	Net assets	$33,402	$41,518	$41,865	$51,072	$24,401
	Shares outstanding	1,601	2,041	2,210	2,937	1,572
	Net asset value per share	$20.87	$20.34	$18.94	$17.39	$15.52
Class R-2:	Net assets	$1,281,549	$1,467,536	$1,659,393	$1,517,776	$1,076,018
	Shares outstanding	61,634	72,411	87,293	88,030	69,737
	Net asset value per share	$20.79	$20.27	$19.01	$17.24	$15.43
Class R-2E:	Net assets	$293,918	$340,644	$405,121	$450,034	$305,048
	Shares outstanding	13,952	16,633	21,153	25,886	19,629
	Net asset value per share	$21.07	$20.48	$19.15	$17.39	$15.54
Class R-3:	Net assets	$1,884,497	$2,182,096	$2,596,570	$2,610,887	$1,751,378
	Shares outstanding	88,890	105,662	134,321	148,937	111,754
	Net asset value per share	$21.20	$20.65	$19.33	$17.53	$15.67
Class R-4:	Net assets	$1,765,547	$2,154,025	$2,411,783	$2,583,949	$1,699,488
	Shares outstanding	81,980	102,975	123,138	145,561	107,125
	Net asset value per share	$21.54	$20.92	$19.59	$17.75	$15.86
Class R-5E:	Net assets	$1,097,783	$1,287,157	$1,298,572	$1,329,288	$927,679
	Shares outstanding	51,012	61,533	66,242	74,886	58,489
	Net asset value per share	$21.52	$20.92	$19.60	$17.75	$15.86
Class R-5:	Net assets	$455,716	$508,069	$651,747	$639,452	$429,728
	Shares outstanding	20,827	23,921	32,782	35,506	26,731
	Net asset value per share	$21.88	$21.24	$19.88	$18.01	$16.08
Class R-6:	Net assets	$27,300,173	$32,198,896	$34,581,733	$34,827,144	$22,859,491
	Shares outstanding	1,253,192	1,522,276	1,747,165	1,943,178	1,426,695
	Net asset value per share	$21.78	$21.15	$19.79	$17.92	$16.02

Refer to the notes to financial statements.

31	American Funds Target Date Retirement Series

Financial statements (continued)
Statements of assets and liabilities at October 31, 2024  (continued)(dollars and shares in thousands, except per-share amounts)

		2020 Fund	2015 Fund	2010 Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$2,253,661	$832,584	$529,140
	Shares outstanding	159,627	64,586	43,305
	Net asset value per share	$14.12	$12.89	$12.22
Class C:	Net assets	$98,596	$21,326	$17,501
	Shares outstanding	7,152	1,686	1,460
	Net asset value per share	$13.79	$12.65	$11.98
Class T:	Net assets	$12	$12	$12
	Shares outstanding	1	1	1
	Net asset value per share	$14.14	$12.90	$12.23
Class F-1:	Net assets	$43,133	$12,958	$10,550
	Shares outstanding	3,079	1,012	869
	Net asset value per share	$14.01	$12.80	$12.14
Class F-2:	Net assets	$146,559	$49,750	$40,132
	Shares outstanding	10,386	3,862	3,288
	Net asset value per share	$14.11	$12.88	$12.20
Class F-3:	Net assets	$24,708	$7,071	$9,890
	Shares outstanding	1,744	547	808
	Net asset value per share	$14.16	$12.93	$12.24
Class R-1:	Net assets	$7,085	$5,031	$2,704
	Shares outstanding	509	399	223
	Net asset value per share	$13.92	$12.61	$12.13
Class R-2:	Net assets	$457,837	$140,899	$74,629
	Shares outstanding	33,209	11,157	6,221
	Net asset value per share	$13.79	$12.63	$12.00
Class R-2E:	Net assets	$138,922	$49,042	$42,001
	Shares outstanding	10,052	3,883	3,507
	Net asset value per share	$13.82	$12.63	$11.98
Class R-3:	Net assets	$772,145	$268,366	$170,002
	Shares outstanding	55,284	21,019	14,026
	Net asset value per share	$13.97	$12.77	$12.12
Class R-4:	Net assets	$874,573	$206,375	$205,956
	Shares outstanding	62,002	16,019	16,877
	Net asset value per share	$14.11	$12.88	$12.20
Class R-5E:	Net assets	$430,490	$103,135	$93,358
	Shares outstanding	30,578	8,029	7,667
	Net asset value per share	$14.08	$12.85	$12.18
Class R-5:	Net assets	$193,733	$70,035	$45,758
	Shares outstanding	13,577	5,383	3,713
	Net asset value per share	$14.27	$13.01	$12.33
Class R-6:	Net assets	$10,346,122	$3,222,702	$2,728,256
	Shares outstanding	727,762	248,862	222,172
	Net asset value per share	$14.22	$12.95	$12.28

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	32

Financial statements (continued)
Statements of operations for the year ended October 31, 2024 (dollars in thousands)

	2070 Fund[1]	2065 Fund	2060 Fund	2055 Fund	2050 Fund
Investment income:
Income:
Dividends from affiliated issuers	$43	$40,956	$191,003	$331,359	$513,360
Fees and expenses[2]:
Distribution services	14	3,514	11,867	19,147	27,806
Transfer agent services	6	1,478	4,988	8,251	12,015
Reports to shareholders	— [3]	20	93	161	234
Registration statement and prospectus	1	171	580	872	1,142
Trustees’ compensation	— [3]	10	46	78	113
Auditing and legal	— [3]	3	15	26	37
Custodian	— [3]	2	6	11	16
Other	— [3]	1	4	6	9
Total fees and expenses before reimbursement	21	5,199	17,599	28,552	41,372
Less reimbursement of fees and expenses:
Miscellaneous fee reimbursement	— [3]	—	—	—	—
Total fees and expenses after reimbursement	21	5,199	17,599	28,552	41,372
Net investment income (loss)	22	35,757	173,404	302,807	471,988
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	(7)	(1,515)	(12,121)	(18,448)	(22,517)
Net realized gain (loss) on in-kind redemptions	—	4,069	37,891	80,476	137,376
Capital gain distributions received from affiliated issuers	7	64,054	315,711	540,027	760,287
	—	66,608	341,481	602,055	875,146
Net unrealized appreciation (depreciation) on investments in affiliated issuers	270	525,726	2,480,829	4,270,561	6,144,930
Net realized gain (loss) and unrealized appreciation (depreciation)	270	592,334	2,822,310	4,872,616	7,020,076
Net increase (decrease) in net assets resulting from operations	$292	$628,091	$2,995,714	$5,175,423	$7,492,064

Refer to the end of the statements of operations for footnotes.
Refer to the notes to financial statements.

33	American Funds Target Date Retirement Series

Financial statements (continued)
Statements of operations for the year ended October 31, 2024  (continued)(dollars in thousands)

	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund
Investment income:
Income:
Dividends from affiliated issuers	$604,487	$773,992	$1,014,083	$1,208,596	$1,005,049
Fees and expenses[2]:
Distribution services	32,153	38,806	44,573	47,087	34,943
Transfer agent services	13,976	16,876	19,133	20,027	14,906
Reports to shareholders	262	316	334	355	256
Registration statement and prospectus	1,205	1,383	1,471	1,381	706
Trustees’ compensation	126	152	167	175	124
Auditing and legal	42	51	55	58	42
Custodian	18	22	24	26	19
Other	10	12	14	15	11
Total fees and expenses before reimbursement	47,792	57,618	65,771	69,124	51,007
Less reimbursement of fees and expenses:
Miscellaneous fee reimbursement	—	—	—	—	—
Total fees and expenses after reimbursement	47,792	57,618	65,771	69,124	51,007
Net investment income (loss)	556,695	716,374	948,312	1,139,472	954,042
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	4,209	51,695	390,808	106,564	472,882
Net realized gain (loss) on in-kind redemptions	178,574	248,441	259,867	275,607	178,556
Capital gain distributions received from affiliated issuers	795,678	887,250	807,810	694,619	346,278
	978,461	1,187,386	1,458,485	1,076,790	997,716
Net unrealized appreciation (depreciation) on investments in affiliated issuers	6,764,563	7,853,651	7,342,695	7,139,307	4,179,250
Net realized gain (loss) and unrealized appreciation (depreciation)	7,743,024	9,041,037	8,801,180	8,216,097	5,176,966
Net increase (decrease) in net assets resulting from operations	$8,299,719	$9,757,411	$9,749,492	$9,355,569	$6,131,008

Refer to the end of the statements of operations for footnotes.
Refer to the notes to financial statements.

American Funds Target Date Retirement Series	34

Financial statements (continued)
Statements of operations for the year ended October 31, 2024  (continued)(dollars in thousands)

	2020 Fund	2015 Fund	2010 Fund
Investment income:
Income:
Dividends from affiliated issuers	$512,122	$168,263	$136,176
Fees and expenses[2]:
Distribution services	17,360	5,681	3,789
Transfer agent services	7,355	2,345	1,612
Reports to shareholders	123	38	30
Registration statement and prospectus	292	93	72
Trustees’ compensation	60	19	15
Auditing and legal	20	6	5
Custodian	9	3	2
Other	5	2	1
Total fees and expenses before reimbursement	25,224	8,187	5,526
Less reimbursement of fees and expenses:
Miscellaneous fee reimbursement	—	—	—
Total fees and expenses after reimbursement	25,224	8,187	5,526
Net investment income (loss)	486,898	160,076	130,650
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	234,244	75,492	53,757
Net realized gain (loss) on in-kind redemptions	89,818	30,867	12,890
Capital gain distributions received from affiliated issuers	130,326	33,630	22,500
	454,388	139,989	89,147
Net unrealized appreciation (depreciation) on investments in affiliated issuers	1,937,566	557,350	426,415
Net realized gain (loss) and unrealized appreciation (depreciation)	2,391,954	697,339	515,562
Net increase (decrease) in net assets resulting from operations	$2,878,852	$857,415	$646,212
1
For the period May 3, 2024, commencement of operations, through October 31, 2024.
2
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
3
Amount less than one thousand.

Refer to the notes to financial statements.

35	American Funds Target Date Retirement Series

Financial statements (continued)
Statements of changes in net assets(dollars in thousands)

	2070 Fund	2065 Fund		2060 Fund
	Period ended October 31,	Year ended October 31,		Year ended October 31,
	2024*	2024	2023	2024	2023
Operations:
Net investment income (loss)	$22	$35,757	$15,125	$173,404	$105,917
Net realized gain (loss)	—	66,608	13,561	341,481	110,523
Net unrealized appreciation (depreciation)	270	525,726	26,594	2,480,829	318,554
Net increase (decrease) in net assets resulting from operations	292	628,091	55,280	2,995,714	534,994
Distributions paid to shareholders	—	(37,836)	(32,146)	(237,831)	(400,155)
Net capital share transactions	25,271	1,383,086	892,746	2,532,750	2,628,406
Total increase (decrease) in net assets	25,563	1,973,341	915,880	5,290,633	2,763,245
Net assets:
Beginning of year	—	1,685,866	769,986	9,015,063	6,251,818
End of year	$25,563	$3,659,207	$1,685,866	$14,305,696	$9,015,063

	2055 Fund		2050 Fund		2045 Fund
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income (loss)	$302,807	$200,282	$471,988	$324,028	$556,695	$392,252
Net realized gain (loss)	602,055	216,272	875,146	332,054	978,461	384,803
Net unrealized appreciation (depreciation)	4,270,561	635,441	6,144,930	941,381	6,764,563	990,838
Net increase (decrease) in net assets resulting from operations	5,175,423	1,051,995	7,492,064	1,597,463	8,299,719	1,767,893
Distributions paid to shareholders	(437,010)	(846,104)	(678,975)	(1,344,820)	(789,874)	(1,481,241)
Net capital share transactions	2,954,909	3,643,464	3,145,555	4,417,222	3,291,726	4,445,525
Total increase (decrease) in net assets	7,693,322	3,849,355	9,958,644	4,669,865	10,801,571	4,732,177
Net assets:
Beginning of year	15,985,847	12,136,492	23,660,828	18,990,963	26,639,247	21,907,070
End of year	$23,679,169	$15,985,847	$33,619,472	$23,660,828	$37,440,818	$26,639,247

Refer to the end of the statements of changes in net assets for footnotes.
Refer to the notes to financial statements.

American Funds Target Date Retirement Series	36

Financial statements (continued)
Statements of changes in net assets (continued)(dollars in thousands)

	2040 Fund		2035 Fund		2030 Fund
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income (loss)	$716,374	$541,004	$948,312	$757,739	$1,139,472	$991,930
Net realized gain (loss)	1,187,386	461,472	1,458,485	442,280	1,076,790	368,627
Net unrealized appreciation (depreciation)	7,853,651	1,141,726	7,342,695	870,697	7,139,307	573,725
Net increase (decrease) in net assets resulting from operations	9,757,411	2,144,202	9,749,492	2,070,716	9,355,569	1,934,282
Distributions paid to shareholders	(981,887)	(1,755,501)	(1,122,500)	(1,719,406)	(1,246,768)	(1,614,161)
Net capital share transactions	3,090,539	4,860,640	3,533,207	4,878,047	1,560,316	3,887,880
Total increase (decrease) in net assets	11,866,063	5,249,341	12,160,199	5,229,357	9,669,117	4,208,001
Net assets:
Beginning of year	32,543,222	27,293,881	36,321,055	31,091,698	39,766,312	35,558,311
End of year	$44,409,285	$32,543,222	$48,481,254	$36,321,055	$49,435,429	$39,766,312

	2025 Fund		2020 Fund		2015 Fund
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income (loss)	$954,042	$919,846	$486,898	$527,039	$160,076	$172,871
Net realized gain (loss)	997,716	277,787	454,388	99,492	139,989	46,056
Net unrealized appreciation (depreciation)	4,179,250	86,493	1,937,566	(53,604)	557,350	(55,274)
Net increase (decrease) in net assets resulting from operations	6,131,008	1,284,126	2,878,852	572,927	857,415	163,653
Distributions paid to shareholders	(1,032,983)	(1,193,144)	(538,800)	(633,028)	(182,412)	(188,753)
Net capital share transactions	(1,503,443)	766,905	(1,527,551)	(647,419)	(420,570)	(224,300)
Total increase (decrease) in net assets	3,594,582	857,887	812,501	(707,520)	254,433	(249,400)
Net assets:
Beginning of year	29,955,125	29,097,238	14,975,075	15,682,595	4,734,853	4,984,253
End of year	$33,549,707	$29,955,125	$15,787,576	$14,975,075	$4,989,286	$4,734,853

Refer to the end of the statements of changes in net assets for footnotes.
Refer to the notes to financial statements.

37	American Funds Target Date Retirement Series

Financial statements (continued)
Statements of changes in net assets (continued)(dollars in thousands)

	2010 Fund
	Year ended October 31,
	2024	2023
Operations:
Net investment income (loss)	$130,650	$137,267
Net realized gain (loss)	89,147	29,683
Net unrealized appreciation (depreciation)	426,415	(56,537)
Net increase (decrease) in net assets resulting from operations	646,212	110,413
Distributions paid to shareholders	(142,737)	(137,515)
Net capital share transactions	(238,393)	(162,964)
Total increase (decrease) in net assets	265,082	(190,066)
Net assets:
Beginning of year	3,704,807	3,894,873
End of year	$3,969,889	$3,704,807
*
For the period May 3, 2024, commencement of operations, through October 31, 2024.
Refer to the notes to financial statements.

American Funds Target Date Retirement Series	38

Notes to financial statements
1. Organization

American Funds Target Date Retirement Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The series consists of 13 funds (the "funds") — American Funds 2070 Target Date Retirement Fund (“2070 Fund”), American Funds 2065 Target Date Retirement Fund (“2065 Fund”), American Funds 2060 Target Date Retirement Fund (“2060 Fund”), American Funds 2055 Target Date Retirement Fund (“2055 Fund”), American Funds 2050 Target Date Retirement Fund (“2050 Fund”), American Funds 2045 Target Date Retirement Fund (“2045 Fund”), American Funds 2040 Target Date Retirement Fund (“2040 Fund”), American Funds 2035 Target Date Retirement Fund (“2035 Fund”), American Funds 2030 Target Date Retirement Fund (“2030 Fund”), American Funds 2025 Target Date Retirement Fund (“2025 Fund”), American Funds 2020 Target Date Retirement Fund (“2020 Fund”), American Funds 2015 Target Date Retirement Fund (“2015 Fund”) and American Funds 2010 Target Date Retirement Fund (“2010 Fund”). The assets of each fund are segregated, with each fund accounted for separately.
Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund seeks to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser of the underlying funds.
Each fund in the series has 14 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The eight retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The funds’ share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 5.75%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years
Class T*	Up to 2.50%	None	None
Classes F-1, F-2 and F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T shares of each fund are not available for purchase.
Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.
2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

39	American Funds Target Date Retirement Series

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date. Distributions received by the funds that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.
Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.
In-kind redemptions — The funds normally redeem shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in each fund’s statement of operations.
3. Valuation

Security valuation — The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of October 31, 2024, all of the investment securities held by each fund were classified as Level 1.
4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.
Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, each fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk each fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

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Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that each fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for each fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for each fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.
Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.
Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

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Investing outside the United States — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.

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Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the underlying fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Interest rate risk — The values and liquidity of the securities held by the underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the underlying fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks  associated with rising interest rates.
Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

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Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended October 31, 2024, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the year, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses, cost of investments sold and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Additional tax basis disclosures for each fund as of October 31, 2024, were as follows (dollars in thousands):
	2070 Fund	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Undistributed ordinary income	$18	$11,641	$53,057	$97,695	$162,014	$207,839
Undistributed long-term capital gains	7	63,520	310,869	529,653	748,299	802,275
Gross unrealized appreciation on investments	288	428,677	2,240,146	4,242,747	6,642,499	7,519,911
Gross unrealized depreciation on investments	(26)	(7,337)	(61,025)	(117,561)	(183,469)	(210,997)
Net unrealized (depreciation) appreciation on investments	262	421,340	2,179,121	4,125,186	6,459,030	7,308,914
Cost of investments	25,310	3,238,339	12,127,812	19,556,444	27,164,030	30,136,851
Reclassification from total accumulated loss/ distributable earnings to capital paid in on shares of beneficial interest	4	11,959	73,812	135,754	216,857	259,802

	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund
Undistributed ordinary income	$290,045	$483,288	$656,333	$552,261	$274,818	$94,161	$77,616
Undistributed long-term capital gains	949,032	1,183,462	780,163	810,463	351,705	106,325	77,247
Gross unrealized appreciation on investments	9,131,866	8,677,386	8,190,469	5,068,596	2,551,153	802,898	508,392
Gross unrealized depreciation on investments	(268,903)	(642,827)	(1,233,871)	(1,280,656)	(644,343)	(189,142)	(160,966)
Net unrealized (depreciation) appreciation on investments	8,862,963	8,034,559	6,956,598	3,787,940	1,906,810	613,756	347,426
Cost of investments	35,552,071	40,453,262	42,485,736	29,766,876	13,883,271	4,376,376	3,623,067
Reclassification from total accumulated loss/ distributable earnings to capital paid in on shares of beneficial interest	350,532	381,878	391,574	302,900	151,855	49,623	28,424

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No distributions were paid to shareholders of the 2070 Fund during the period May 3, 2024, commencement of operations, through October 31, 2024. Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):
2065 Fund
	Year ended October 31, 2024			Year ended October 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$2,400	$1,558	$3,958	$568	$3,572	$4,140
Class C	87	117	204	— *	264	264
Class T	— *	— *	— *	— *	— *	— *
Class F-1	30	20	50	10	59	69
Class F-2	195	104	299	49	212	261
Class F-3	8	4	12	3	12	15
Class R-1	4	7	11	—	20	20
Class R-2	651	856	1,507	—	2,050	2,050
Class R-2E	113	100	213	13	200	213
Class R-3	1,297	1,038	2,335	220	2,328	2,548
Class R-4	981	624	1,605	237	1,448	1,685
Class R-5E	1,012	562	1,574	250	1,138	1,388
Class R-5	420	220	640	113	468	581
Class R-6	16,834	8,594	25,428	3,828	15,084	18,912
Total	$24,032	$13,804	$37,836	$5,291	$26,855	$32,146
2060 Fund
	Year ended October 31, 2024			Year ended October 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$10,400	$8,850	$19,250	$3,251	$34,061	$37,312
Class C	468	920	1,388	—	3,859	3,859
Class T	— *	— *	— *	— *	1	1
Class F-1	389	347	736	137	1,647	1,784
Class F-2	898	640	1,538	356	2,593	2,949
Class F-3	161	109	270	46	296	342
Class R-1	47	86	133	—	318	318
Class R-2	1,906	3,708	5,614	—	15,389	15,389
Class R-2E	692	857	1,549	41	3,516	3,557
Class R-3	4,954	5,413	10,367	827	21,028	21,855
Class R-4	5,740	4,881	10,621	1,642	18,527	20,169
Class R-5E	4,313	3,191	7,504	1,499	11,727	13,226
Class R-5	1,773	1,237	3,010	764	5,296	6,060
Class R-6	104,932	70,919	175,851	36,490	236,844	273,334
Total	$136,673	$101,158	$237,831	$45,053	$355,102	$400,155
Refer to the end of the tables for footnote.

45	American Funds Target Date Retirement Series

2055 Fund
	Year ended October 31, 2024			Year ended October 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$16,861	$14,769	$31,630	$5,895	$63,726	$69,621
Class C	597	1,165	1,762	—	5,460	5,460
Class T	— *	— *	— *	— *	1	1
Class F-1	669	599	1,268	233	2,832	3,065
Class F-2	1,149	843	1,992	441	3,327	3,768
Class F-3	206	143	349	99	673	772
Class R-1	67	131	198	—	585	585
Class R-2	3,520	6,820	10,340	—	31,108	31,108
Class R-2E	1,279	1,633	2,912	87	7,423	7,510
Class R-3	8,781	9,894	18,675	1,699	44,007	45,706
Class R-4	11,542	10,120	21,662	3,742	44,089	47,831
Class R-5E	7,023	5,364	12,387	2,832	23,247	26,079
Class R-5	3,943	2,834	6,777	1,828	13,268	15,096
Class R-6	192,784	134,274	327,058	75,572	513,930	589,502
Total	$248,421	$188,589	$437,010	$92,428	$753,676	$846,104
2050 Fund
	Year ended October 31, 2024			Year ended October 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$27,704	$23,290	$50,994	$12,018	$101,803	$113,821
Class C	978	1,753	2,731	—	8,344	8,344
Class T	— *	— *	— *	— *	1	1
Class F-1	1,046	906	1,952	482	4,451	4,933
Class F-2	1,832	1,306	3,138	840	5,312	6,152
Class F-3	251	170	421	133	768	901
Class R-1	124	221	345	—	995	995
Class R-2	5,703	9,991	15,694	—	45,829	45,829
Class R-2E	2,070	2,504	4,574	406	11,403	11,809
Class R-3	14,834	15,839	30,673	4,349	70,138	74,487
Class R-4	17,701	14,992	32,693	7,258	66,515	73,773
Class R-5E	11,211	8,303	19,514	5,323	36,050	41,373
Class R-5	5,497	3,849	9,346	3,125	19,074	22,199
Class R-6	301,931	204,969	506,900	138,818	801,385	940,203
Total	$390,882	$288,093	$678,975	$172,752	$1,172,068	$1,344,820
Refer to the end of the tables for footnote.

American Funds Target Date Retirement Series	46

2045 Fund
	Year ended October 31, 2024			Year ended October 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$32,751	$25,731	$58,482	$15,490	$105,959	$121,449
Class C	1,150	1,794	2,944	83	8,025	8,108
Class T	— *	— *	— *	— *	1	1
Class F-1	1,380	1,115	2,495	705	5,092	5,797
Class F-2	2,404	1,622	4,026	1,223	6,454	7,677
Class F-3	225	144	369	110	534	644
Class R-1	212	324	536	10	1,335	1,345
Class R-2	8,230	12,566	20,796	313	54,247	54,560
Class R-2E	2,694	3,011	5,705	894	15,947	16,841
Class R-3	17,965	17,604	35,569	6,274	73,753	80,027
Class R-4	21,231	16,790	38,021	9,618	69,908	79,526
Class R-5E	13,812	9,643	23,455	7,341	41,287	48,628
Class R-5	6,524	4,311	10,835	3,911	20,034	23,945
Class R-6	357,246	229,395	586,641	175,886	856,807	1,032,693
Total	$465,824	$324,050	$789,874	$221,858	$1,259,383	$1,481,241
2040 Fund
	Year ended October 31, 2024			Year ended October 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$44,285	$31,533	$75,818	$25,309	$124,604	$149,913
Class C	1,466	1,989	3,455	452	8,630	9,082
Class T	— *	— *	— *	— *	1	1
Class F-1	2,325	1,686	4,011	1,381	7,149	8,530
Class F-2	3,335	2,049	5,384	1,912	7,587	9,499
Class F-3	397	233	630	243	901	1,144
Class R-1	291	386	677	81	1,540	1,621
Class R-2	10,753	14,063	24,816	2,640	57,732	60,372
Class R-2E	3,497	3,433	6,930	1,509	14,095	15,604
Class R-3	23,659	20,792	44,451	11,454	83,984	95,438
Class R-4	28,158	20,147	48,305	15,610	80,953	96,563
Class R-5E	18,091	11,494	29,585	11,163	46,623	57,786
Class R-5	7,819	4,718	12,537	5,697	22,043	27,740
Class R-6	457,162	268,126	725,288	259,684	962,524	1,222,208
Total	$601,238	$380,649	$981,887	$337,135	$1,418,366	$1,755,501
Refer to the end of the tables for footnote.

47	American Funds Target Date Retirement Series

2035 Fund
	Year ended October 31, 2024			Year ended October 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$60,041	$31,153	$91,194	$40,261	$111,090	$151,351
Class C	2,140	1,890	4,030	1,172	7,454	8,626
Class T	— *	— *	— *	— *	1	1
Class F-1	3,431	1,806	5,237	2,373	6,796	9,169
Class F-2	4,814	2,198	7,012	3,272	7,669	10,941
Class F-3	732	321	1,053	558	1,238	1,796
Class R-1	421	353	774	215	1,263	1,478
Class R-2	15,945	13,788	29,733	7,790	51,748	59,538
Class R-2E	5,168	3,500	8,668	3,330	14,372	17,702
Class R-3	33,013	20,516	53,529	20,810	76,261	97,071
Class R-4	37,694	19,637	57,331	24,937	71,033	95,970
Class R-5E	20,813	9,787	30,600	15,430	37,623	53,053
Class R-5	11,361	5,101	16,462	8,805	20,207	29,012
Class R-6	567,951	248,926	816,877	367,555	816,143	1,183,698
Total	$763,524	$358,976	$1,122,500	$496,508	$1,222,898	$1,719,406
2030 Fund
	Year ended October 31, 2024			Year ended October 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$81,419	$28,904	$110,323	$62,508	$91,419	$153,927
Class C	3,042	1,702	4,744	2,233	5,934	8,167
Class T	— *	— *	— *	— *	— *	— *
Class F-1	3,168	1,145	4,313	2,585	3,906	6,491
Class F-2	7,234	2,290	9,524	5,572	7,115	12,687
Class F-3	974	297	1,271	780	952	1,732
Class R-1	599	331	930	400	1,079	1,479
Class R-2	18,858	10,349	29,207	12,542	34,075	46,617
Class R-2E	6,797	3,071	9,868	5,051	10,314	15,365
Class R-3	42,385	17,612	59,997	31,189	57,187	88,376
Class R-4	48,898	17,451	66,349	37,858	56,866	94,724
Class R-5E	25,783	8,392	34,175	21,510	28,435	49,945
Class R-5	13,063	4,075	17,138	11,851	14,887	26,738
Class R-6	688,852	210,077	898,929	498,834	609,079	1,107,913
Total	$941,072	$305,696	$1,246,768	$692,913	$921,248	$1,614,161
Refer to the end of the tables for footnote.

American Funds Target Date Retirement Series	48

2025 Fund
	Year ended October 31, 2024			Year ended October 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$86,871	$25,460	$112,331	$73,381	$62,014	$135,395
Class C	3,210	1,386	4,596	2,771	3,769	6,540
Class T	— *	— *	— *	— *	— *	— *
Class F-1	2,209	657	2,866	2,066	1,770	3,836
Class F-2	6,640	1,758	8,398	5,798	4,347	10,145
Class F-3	957	245	1,202	863	623	1,486
Class R-1	408	177	585	345	484	829
Class R-2	17,798	7,575	25,373	14,006	19,466	33,472
Class R-2E	6,253	2,232	8,485	5,669	6,377	12,046
Class R-3	36,571	12,301	48,872	30,670	31,351	62,021
Class R-4	42,023	12,373	54,396	36,503	31,449	67,952
Class R-5E	22,693	6,156	28,849	21,827	16,879	38,706
Class R-5	11,209	2,928	14,137	11,439	8,462	19,901
Class R-6	575,564	147,329	722,893	465,043	335,772	800,815
Total	$812,406	$220,577	$1,032,983	$670,381	$522,763	$1,193,144
2020 Fund
	Year ended October 31, 2024			Year ended October 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$59,029	$13,025	$72,054	$55,288	$31,926	$87,214
Class C	2,089	667	2,756	2,114	1,863	3,977
Class T	— *	— *	— *	— *	— *	— *
Class F-1	1,206	268	1,474	1,175	692	1,867
Class F-2	3,985	806	4,791	4,072	2,127	6,199
Class F-3	668	131	799	461	233	694
Class R-1	159	50	209	141	132	273
Class R-2	9,001	2,804	11,805	8,288	7,368	15,656
Class R-2E	3,350	905	4,255	3,355	2,481	5,836
Class R-3	19,290	4,860	24,150	18,739	12,848	31,587
Class R-4	24,083	5,359	29,442	23,060	13,665	36,725
Class R-5E	12,634	2,607	15,241	13,372	7,186	20,558
Class R-5	5,981	1,192	7,173	6,583	3,398	9,981
Class R-6	304,996	59,655	364,651	274,083	138,378	412,461
Total	$446,471	$92,329	$538,800	$410,731	$222,297	$633,028
Refer to the end of the tables for footnote.

49	American Funds Target Date Retirement Series

2015 Fund
	Year ended October 31, 2024			Year ended October 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$22,377	$6,377	$28,754	$21,321	$9,556	$30,877
Class C	488	206	694	568	391	959
Class T	— *	— *	— *	— *	— *	— *
Class F-1	321	92	413	286	132	418
Class F-2	1,456	381	1,837	1,346	548	1,894
Class F-3	216	55	271	193	76	269
Class R-1	118	46	164	107	70	177
Class R-2	2,927	1,177	4,104	2,682	1,866	4,548
Class R-2E	1,140	394	1,534	1,169	677	1,846
Class R-3	6,568	2,140	8,708	6,565	3,474	10,039
Class R-4	6,165	1,772	7,937	6,152	2,819	8,971
Class R-5E	3,258	871	4,129	3,583	1,498	5,081
Class R-5	2,108	543	2,651	2,220	891	3,111
Class R-6	96,730	24,486	121,216	86,525	34,038	120,563
Total	$143,872	$38,540	$182,412	$132,717	$56,036	$188,753
2010 Fund
	Year ended October 31, 2024			Year ended October 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$14,849	$3,803	$18,652	$13,671	$5,117	$18,788
Class C	391	144	535	397	227	624
Class T	— *	— *	— *	— *	— *	— *
Class F-1	279	72	351	252	93	345
Class F-2	1,302	306	1,608	1,117	374	1,491
Class F-3	279	64	343	281	91	372
Class R-1	51	18	69	39	20	59
Class R-2	1,650	579	2,229	1,364	784	2,148
Class R-2E	993	307	1,300	1,011	490	1,501
Class R-3	4,348	1,277	5,625	4,309	1,875	6,184
Class R-4	6,004	1,550	7,554	5,494	2,086	7,580
Class R-5E	2,764	666	3,430	3,085	1,065	4,150
Class R-5	1,603	372	1,975	1,640	543	2,183
Class R-6	80,665	18,401	99,066	69,523	22,567	92,090
Total	$115,178	$27,559	$142,737	$102,183	$35,332	$137,515
*
Amount less than one thousand.

American Funds Target Date Retirement Series	50

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, CCG and AFS are considered related parties to the series.
Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in each fund’s financial highlights tables.
Class-specific fees and expenses — Expenses that are specific to individual share classes of each fund are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Classes C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Class R-3	0.50	0.75
Classes T, F-1 and R-4	0.25	0.50
For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. This share class reimburses CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of October 31, 2024, there were no unreimbursed expenses subject to reimbursement for any of the funds’ Class A shares.
Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets for Class R-6 shares. CRMC receives administrative services fees at the annual rate of 0.03% of the average daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

51	American Funds Target Date Retirement Series

For the year ended October 31, 2024, the class-specific expenses of each fund under these agreements were as follows
(dollars in thousands):
2070 Fund*
Share class	Distribution services	Transfer agent services
Class A	$3	$1
Class C	— †	— †
Class T	—	— †
Class F-1	—	— †
Class F-2	Not applicable	— †
Class F-3	Not applicable	— †
Class R-1	— †	— †
Class R-2	6	2
Class R-2E	— †	— †
Class R-3	5	2
Class R-4	— †	— †
Class R-5E	Not applicable	1
Class R-5	Not applicable	— †
Class R-6	Not applicable	— †
Total class-specific expenses	$14	$6
2065 Fund
Share class	Distribution services	Transfer agent services
Class A	$766	$260
Class C	211	19
Class T	—	— †
Class F-1	9	4
Class F-2	Not applicable	17
Class F-3	Not applicable	— †
Class R-1	11	1
Class R-2	1,166	535
Class R-2E	107	35
Class R-3	952	280
Class R-4	292	115
Class R-5E	Not applicable	155
Class R-5	Not applicable	20
Class R-6	Not applicable	37
Total class-specific expenses	$3,514	$1,478
2060 Fund
Share class	Distribution services	Transfer agent services
Class A	$2,600	$921
Class C	985	90
Class T	—	— †
Class F-1	93	44
Class F-2	Not applicable	69
Class F-3	Not applicable	— †
Class R-1	92	9
Class R-2	3,067	1,412
Class R-2E	568	188
Class R-3	3,054	907
Class R-4	1,408	559
Class R-5E	Not applicable	532
Class R-5	Not applicable	72
Class R-6	Not applicable	185
Total class-specific expenses	$11,867	$4,988
Refer to the end of the tables for footnotes.
2055 Fund
Share class	Distribution services	Transfer agent services
Class A	$3,884	$1,416
Class C	1,125	103
Class T	—	— †
Class F-1	158	73
Class F-2	Not applicable	81
Class F-3	Not applicable	— †
Class R-1	132	13
Class R-2	5,131	2,361
Class R-2E	943	314
Class R-3	5,135	1,525
Class R-4	2,639	1,051
Class R-5E	Not applicable	842
Class R-5	Not applicable	150
Class R-6	Not applicable	322
Total class-specific expenses	$19,147	$8,251

American Funds Target Date Retirement Series	52

2050 Fund
Share class	Distribution services	Transfer agent services
Class A	$5,722	$2,127
Class C	1,626	149
Class T	—	— †
Class F-1	233	108
Class F-2	Not applicable	120
Class F-3	Not applicable	— †
Class R-1	208	20
Class R-2	7,237	3,331
Class R-2E	1,371	458
Class R-3	7,717	2,300
Class R-4	3,692	1,475
Class R-5E	Not applicable	1,266
Class R-5	Not applicable	196
Class R-6	Not applicable	465
Total class-specific expenses	$27,806	$12,015
2045 Fund
Share class	Distribution services	Transfer agent services
Class A	$6,330	$2,336
Class C	1,651	152
Class T	—	— †
Class F-1	278	129
Class F-2	Not applicable	152
Class F-3	Not applicable	— †
Class R-1	316	31
Class R-2	9,025	4,161
Class R-2E	1,662	555
Class R-3	8,721	2,591
Class R-4	4,170	1,665
Class R-5E	Not applicable	1,468
Class R-5	Not applicable	220
Class R-6	Not applicable	516
Total class-specific expenses	$32,153	$13,976
2040 Fund
Share class	Distribution services	Transfer agent services
Class A	$8,045	$2,959
Class C	1,896	173
Class T	—	— †
Class F-1	447	207
Class F-2	Not applicable	196
Class F-3	Not applicable	1
Class R-1	387	38
Class R-2	10,450	4,819
Class R-2E	1,934	647
Class R-3	10,494	3,126
Class R-4	5,153	2,060
Class R-5E	Not applicable	1,785
Class R-5	Not applicable	249
Class R-6	Not applicable	616
Total class-specific expenses	$38,806	$16,876
2035 Fund
Share class	Distribution services	Transfer agent services
Class A	$9,260	$3,387
Class C	2,131	195
Class T	—	— †
Class F-1	534	250
Class F-2	Not applicable	241
Class F-3	Not applicable	1
Class R-1	399	39
Class R-2	11,915	5,497
Class R-2E	2,316	775
Class R-3	12,186	3,629
Class R-4	5,832	2,334
Class R-5E	Not applicable	1,800
Class R-5	Not applicable	318
Class R-6	Not applicable	667
Total class-specific expenses	$44,573	$19,133
2030 Fund
Share class	Distribution services	Transfer agent services
Class A	$10,900	$3,909
Class C	2,345	214
Class T	—	— †
Class F-1	439	205
Class F-2	Not applicable	319
Class F-3	Not applicable	1
Class R-1	482	48
Class R-2	11,123	5,139
Class R-2E	2,564	860
Class R-3	12,829	3,830
Class R-4	6,405	2,570
Class R-5E	Not applicable	1,914
Class R-5	Not applicable	322
Class R-6	Not applicable	696
Total class-specific expenses	$47,087	$20,027
Refer to the end of the tables for footnotes.
2025 Fund
Share class	Distribution services	Transfer agent services
Class A	$9,267	$3,423
Class C	1,868	171
Class T	—	— †
Class F-1	244	116
Class F-2	Not applicable	239
Class F-3	Not applicable	1
Class R-1	241	24
Class R-2	8,106	3,754
Class R-2E	1,836	619
Class R-3	8,935	2,676
Class R-4	4,446	1,794
Class R-5E	Not applicable	1,381
Class R-5	Not applicable	226
Class R-6	Not applicable	482
Total class-specific expenses	$34,943	$14,906

53	American Funds Target Date Retirement Series

2020 Fund
Share class	Distribution services	Transfer agent services
Class A	$5,448	$2,022
Class C	1,057	96
Class T	—	— †
Class F-1	109	52
Class F-2	Not applicable	132
Class F-3	Not applicable	1
Class R-1	75	8
Class R-2	3,499	1,623
Class R-2E	859	291
Class R-3	4,041	1,214
Class R-4	2,272	918
Class R-5E	Not applicable	666
Class R-5	Not applicable	107
Class R-6	Not applicable	225
Total class-specific expenses	$17,360	$7,355
2015 Fund

Share class	Distribution services	Transfer agent services
Class A	$2,055	$745
Class C	238	22
Class T	—	— †
Class F-1	30	14
Class F-2	Not applicable	46
Class F-3	Not applicable	— †
Class R-1	59	6
Class R-2	1,087	504
Class R-2E	292	99
Class R-3	1,361	409
Class R-4	559	226
Class R-5E	Not applicable	168
Class R-5	Not applicable	37
Class R-6	Not applicable	69
Total class-specific expenses	$5,681	$2,345
2010 Fund

Share class	Distribution services	Transfer agent services
Class A	$1,295	$478
Class C	189	17
Class T	—	— †
Class F-1	24	12
Class F-2	Not applicable	39
Class F-3	Not applicable	— †
Class R-1	26	3
Class R-2	583	271
Class R-2E	252	85
Class R-3	885	267
Class R-4	535	216
Class R-5E	Not applicable	141
Class R-5	Not applicable	26
Class R-6	Not applicable	57
Total class-specific expenses	$3,789	$1,612
*
For the period May 3, 2024, commencement of operations, through October 31, 2024.
†
Amount less than one thousand.

American Funds Target Date Retirement Series	54

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):
	Current fees	Increase in value of deferred amounts	Total trustees’ compensation
2070 Fund	$— *	$— *	$— *
2065 Fund	7	3	10
2060 Fund	31	15	46
2055 Fund	53	25	78
2050 Fund	76	37	113
2045 Fund	85	41	126
2040 Fund	102	50	152
2035 Fund	112	55	167
2030 Fund	117	58	175
2025 Fund	83	41	124
2020 Fund	40	20	60
2015 Fund	13	6	19
2010 Fund	10	5	15
*
Amount less than one thousand.
Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.
7. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.
8. Investment transactions

The funds engaged in purchases and sales of investment securities of affiliated issuers during the year ended October 31, 2024, as follows (dollars in thousands):
	Purchases	Sales
2070 Fund	$26,126	$816
2065 Fund	1,561,832	116,637
2060 Fund	3,388,211	604,195
2055 Fund	4,445,266	1,084,379
2050 Fund	5,203,195	1,504,160
2045 Fund	5,492,955	1,637,762
2040 Fund	5,947,785	2,234,677
2035 Fund	7,268,442	3,078,684
2030 Fund	5,457,718	3,275,895
2025 Fund	3,170,024	4,378,128
2020 Fund	807,516	2,241,359
2015 Fund	319,591	723,573
2010 Fund	325,475	550,593

55	American Funds Target Date Retirement Series

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):
2070 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
For the period May 3, 2024[2] to October 31, 2024
Class A	$5,225	488	$—	—	$(697)	(64)	$4,528	424
Class C	120	11	—	—	(1)	— [3]	119	11
Class T	10	1	—	—	—	—	10	1
Class F-1	10	1	—	—	—	—	10	1
Class F-2	239	22	—	—	(1)	— [3]	238	22
Class F-3	10	1	—	—	—	—	10	1
Class R-1	10	1	—	—	— [3]	— [3]	10	1
Class R-2	3,913	366	—	—	(66)	(6)	3,847	360
Class R-2E	390	36	—	—	(1)	— [3]	389	36
Class R-3	4,959	467	—	—	(588)	(55)	4,371	412
Class R-4	1,124	106	—	—	(288)	(27)	836	79
Class R-5E	2,563	240	—	—	(363)	(34)	2,200	206
Class R-5	420	38	—	—	(21)	(2)	399	36
Class R-6	9,213	855	—	—	(909)	(86)	8,304	769
Total net increase (decrease)	$28,206	2,633	$—	—	$(2,935)	(274)	$25,271	2,359
Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	56

2065 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2024
Class A	$132,740	8,103	$3,956	257	$(33,836)	(2,045)	$102,860	6,315
Class C	10,306	637	205	14	(3,549)	(218)	6,962	433
Class T	—	—	—	—	—	—	—	—
Class F-1	1,838	111	50	3	(1,323)	(81)	565	33
Class F-2	10,127	617	299	19	(3,890)	(235)	6,536	401
Class F-3	238	14	12	1	(92)	(6)	158	9
Class R-1	279	17	11	1	(276)	(17)	14	1
Class R-2	90,541	5,605	1,506	99	(39,089)	(2,383)	52,958	3,321
Class R-2E	11,446	700	213	14	(5,413)	(329)	6,246	385
Class R-3	118,227	7,218	2,332	152	(51,992)	(3,167)	68,567	4,203
Class R-4	79,061	4,804	1,603	105	(37,230)	(2,259)	43,434	2,650
Class R-5E	74,060	4,463	1,573	102	(26,814)	(1,629)	48,819	2,936
Class R-5	21,809	1,342	639	41	(8,213)	(503)	14,235	880
Class R-6	1,349,501	81,236	25,420	1,644	(343,189)	(20,466)	1,031,732	62,414
Total net increase (decrease)	$1,900,173	114,867	$37,819	2,452	$(554,906)	(33,338)	$1,383,086	83,981
Year ended October 31, 2023
Class A	$100,958	7,238	$4,140	319	$(18,816)	(1,347)	$86,282	6,210
Class C	8,253	599	264	21	(1,592)	(115)	6,925	505
Class T	—	—	—	—	—	—	—	—
Class F-1	1,612	116	69	5	(777)	(56)	904	65
Class F-2	7,491	533	261	20	(1,276)	(91)	6,476	462
Class F-3	177	13	14	1	(2)	— [3]	189	14
Class R-1	316	23	20	2	(79)	(6)	257	19
Class R-2	62,275	4,512	2,049	159	(23,564)	(1,710)	40,760	2,961
Class R-2E	7,748	555	214	17	(1,829)	(130)	6,133	442
Class R-3	82,299	5,913	2,547	197	(25,301)	(1,815)	59,545	4,295
Class R-4	49,791	3,550	1,685	129	(17,602)	(1,248)	33,874	2,431
Class R-5E	46,219	3,298	1,388	107	(11,904)	(847)	35,703	2,558
Class R-5	16,092	1,149	581	44	(4,670)	(330)	12,003	863
Class R-6	737,483	52,370	18,910	1,451	(152,698)	(10,893)	603,695	42,928
Total net increase (decrease)	$1,120,714	79,869	$32,142	2,472	$(260,110)	(18,588)	$892,746	63,753
Refer to the end of the tables for footnotes.

57	American Funds Target Date Retirement Series

2060 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2024
Class A	$235,319	14,026	$19,163	1,214	$(126,695)	(7,506)	$127,787	7,734
Class C	20,359	1,243	1,387	89	(19,162)	(1,163)	2,584	169
Class T	—	—	—	—	—	—	—	—
Class F-1	6,704	400	733	47	(10,633)	(638)	(3,196)	(191)
Class F-2	23,053	1,360	1,535	97	(12,568)	(741)	12,020	716
Class F-3	2,702	160	270	17	(4,296)	(252)	(1,324)	(75)
Class R-1	2,380	144	133	9	(2,158)	(131)	355	22
Class R-2	131,285	7,972	5,612	363	(106,392)	(6,441)	30,505	1,894
Class R-2E	36,770	2,201	1,549	99	(28,415)	(1,710)	9,904	590
Class R-3	223,499	13,356	10,361	661	(196,227)	(11,634)	37,633	2,383
Class R-4	210,628	12,482	10,619	672	(157,055)	(9,284)	64,192	3,870
Class R-5E	153,972	9,086	7,505	475	(113,368)	(6,824)	48,109	2,737
Class R-5	45,214	2,670	3,003	188	(34,296)	(2,048)	13,921	810
Class R-6	3,430,348	201,446	175,822	11,036	(1,415,910)	(82,827)	2,190,260	129,655
Total net increase (decrease)	$4,522,233	266,546	$237,692	14,967	$(2,227,175)	(131,199)	$2,532,750	150,314
Year ended October 31, 2023
Class A	$218,794	15,181	$37,095	2,773	$(82,116)	(5,693)	$173,773	12,261
Class C	20,511	1,453	3,852	293	(11,588)	(815)	12,775	931
Class T	—	—	—	—	—	—	—	—
Class F-1	6,362	443	1,777	133	(6,445)	(442)	1,694	134
Class F-2	17,912	1,236	2,943	219	(11,233)	(782)	9,622	673
Class F-3	6,472	466	341	25	(1,232)	(85)	5,581	406
Class R-1	2,857	202	318	24	(1,342)	(95)	1,833	131
Class R-2	119,927	8,503	15,382	1,170	(83,855)	(5,955)	51,454	3,718
Class R-2E	33,100	2,320	3,556	268	(22,795)	(1,637)	13,861	951
Class R-3	196,382	13,741	21,851	1,644	(112,302)	(7,860)	105,931	7,525
Class R-4	187,038	12,951	20,169	1,506	(102,593)	(7,145)	104,614	7,312
Class R-5E	118,474	8,200	13,225	987	(53,827)	(3,732)	77,872	5,455
Class R-5	41,396	2,851	6,050	449	(32,008)	(2,229)	15,438	1,071
Class R-6	2,596,175	178,207	273,329	20,262	(815,546)	(55,865)	2,053,958	142,604
Total net increase (decrease)	$3,565,400	245,754	$399,888	29,753	$(1,336,882)	(92,335)	$2,628,406	183,172
Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	58

2055 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2024
Class A	$288,348	11,657	$31,592	1,359	$(193,002)	(7,776)	$126,938	5,240
Class C	19,345	805	1,761	78	(25,269)	(1,046)	(4,163)	(163)
Class T	—	—	—	—	—	—	—	—
Class F-1	10,710	435	1,263	55	(8,578)	(348)	3,395	142
Class F-2	24,860	1,006	1,988	86	(17,253)	(696)	9,595	396
Class F-3	2,335	93	349	15	(2,316)	(91)	368	17
Class R-1	3,142	131	198	9	(2,823)	(116)	517	24
Class R-2	188,332	7,843	10,335	457	(181,483)	(7,525)	17,184	775
Class R-2E	42,554	1,753	2,912	127	(48,651)	(2,023)	(3,185)	(143)
Class R-3	314,474	12,838	18,665	813	(277,872)	(11,321)	55,267	2,330
Class R-4	289,366	11,727	21,659	933	(265,366)	(10,710)	45,659	1,950
Class R-5E	183,762	7,395	12,386	535	(150,120)	(6,155)	46,028	1,775
Class R-5	68,619	2,743	6,748	287	(74,101)	(2,996)	1,266	34
Class R-6	4,498,774	179,085	326,131	13,861	(2,168,865)	(85,718)	2,656,040	107,228
Total net increase (decrease)	$5,934,621	237,511	$435,987	18,615	$(3,415,699)	(136,521)	$2,954,909	119,605
Year ended October 31, 2023
Class A	$269,499	12,672	$69,563	3,522	$(128,165)	(6,021)	$210,897	10,173
Class C	19,864	959	5,459	283	(15,765)	(760)	9,558	482
Class T	—	—	—	—	—	—	—	—
Class F-1	7,829	372	3,057	156	(6,774)	(319)	4,112	209
Class F-2	22,309	1,043	3,765	191	(12,146)	(573)	13,928	661
Class F-3	2,171	104	772	39	(1,480)	(70)	1,463	73
Class R-1	3,292	160	585	30	(2,568)	(126)	1,309	64
Class R-2	174,251	8,450	31,101	1,619	(141,373)	(6,870)	63,979	3,199
Class R-2E	46,401	2,221	7,511	387	(36,782)	(1,794)	17,130	814
Class R-3	278,684	13,283	45,699	2,342	(209,011)	(9,979)	115,372	5,646
Class R-4	284,432	13,374	47,814	2,425	(198,450)	(9,395)	133,796	6,404
Class R-5E	160,035	7,546	26,078	1,325	(99,711)	(4,712)	86,402	4,159
Class R-5	63,196	2,936	15,035	754	(55,913)	(2,621)	22,318	1,069
Class R-6	3,701,079	171,809	589,480	29,518	(1,327,359)	(61,557)	2,963,200	139,770
Total net increase (decrease)	$5,033,042	234,929	$845,919	42,591	$(2,235,497)	(104,797)	$3,643,464	172,723
Refer to the end of the tables for footnotes.

59	American Funds Target Date Retirement Series

2050 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2024
Class A	$346,167	17,597	$50,930	2,750	$(282,498)	(14,306)	$114,599	6,041
Class C	26,894	1,411	2,729	152	(38,713)	(2,022)	(9,090)	(459)
Class T	—	—	—	—	—	—	—	—
Class F-1	19,043	984	1,942	106	(15,751)	(812)	5,234	278
Class F-2	35,736	1,809	3,121	169	(28,153)	(1,424)	10,704	554
Class F-3	3,154	162	421	23	(3,468)	(175)	107	10
Class R-1	3,360	175	344	19	(4,137)	(214)	(433)	(20)
Class R-2	229,424	12,012	15,680	870	(236,455)	(12,323)	8,649	559
Class R-2E	54,819	2,843	4,574	252	(68,755)	(3,622)	(9,362)	(527)
Class R-3	378,555	19,470	30,660	1,679	(482,287)	(24,468)	(73,072)	(3,319)
Class R-4	327,429	16,684	32,688	1,769	(402,149)	(20,321)	(42,032)	(1,868)
Class R-5E	236,248	11,953	19,512	1,057	(191,350)	(9,788)	64,410	3,222
Class R-5	64,576	3,239	9,346	499	(83,344)	(4,238)	(9,422)	(500)
Class R-6	5,642,376	283,485	506,476	27,171	(3,063,589)	(152,923)	3,085,263	157,733
Total net increase (decrease)	$7,367,781	371,824	$678,423	36,516	$(4,900,649)	(246,636)	$3,145,555	161,704
Year ended October 31, 2023
Class A	$323,134	18,999	$113,663	7,175	$(194,431)	(11,416)	$242,366	14,758
Class C	26,266	1,589	8,339	540	(27,182)	(1,640)	7,423	489
Class T	—	—	—	—	—	—	—	—
Class F-1	9,857	582	4,919	313	(13,732)	(813)	1,044	82
Class F-2	31,944	1,874	6,118	387	(19,865)	(1,174)	18,197	1,087
Class F-3	3,495	207	901	56	(2,948)	(173)	1,448	90
Class R-1	3,740	227	995	64	(3,231)	(193)	1,504	98
Class R-2	221,351	13,404	45,808	2,969	(203,047)	(12,333)	64,112	4,040
Class R-2E	55,646	3,337	11,810	760	(48,250)	(2,941)	19,206	1,156
Class R-3	356,052	21,255	74,480	4,766	(286,120)	(17,100)	144,412	8,921
Class R-4	350,381	20,589	73,763	4,669	(278,337)	(16,522)	145,807	8,736
Class R-5E	191,290	11,261	41,373	2,622	(130,999)	(7,726)	101,664	6,157
Class R-5	66,940	3,896	22,193	1,387	(82,257)	(4,803)	6,876	480
Class R-6	4,686,455	273,442	940,198	59,021	(1,963,490)	(114,423)	3,663,163	218,040
Total net increase (decrease)	$6,326,551	370,662	$1,344,560	84,729	$(3,253,889)	(191,257)	$4,417,222	264,134
Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	60

2045 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2024
Class A	$373,087	18,638	$58,407	3,100	$(311,373)	(15,504)	$120,121	6,234
Class C	24,518	1,260	2,942	160	(39,091)	(1,998)	(11,631)	(578)
Class T	—	—	—	—	—	—	—	—
Class F-1	22,512	1,122	2,481	132	(22,418)	(1,151)	2,575	103
Class F-2	46,558	2,305	4,014	213	(31,706)	(1,565)	18,866	953
Class F-3	5,794	293	368	19	(3,346)	(165)	2,816	147
Class R-1	4,886	250	536	30	(4,975)	(250)	447	30
Class R-2	263,250	13,594	20,788	1,138	(272,276)	(13,999)	11,762	733
Class R-2E	68,783	3,508	5,705	309	(88,419)	(4,562)	(13,931)	(745)
Class R-3	423,534	21,419	35,552	1,916	(394,746)	(19,940)	64,340	3,395
Class R-4	358,470	17,954	38,007	2,022	(404,548)	(20,138)	(8,071)	(162)
Class R-5E	251,828	12,526	23,455	1,250	(209,022)	(10,544)	66,261	3,232
Class R-5	71,530	3,518	10,834	569	(89,616)	(4,449)	(7,252)	(362)
Class R-6	5,801,451	286,856	586,380	30,927	(3,342,408)	(164,063)	3,045,423	153,720
Total net increase (decrease)	$7,716,201	383,243	$789,469	41,785	$(5,213,944)	(258,328)	$3,291,726	166,700
Year ended October 31, 2023
Class A	$335,965	19,365	$121,302	7,479	$(206,405)	(11,875)	$250,862	14,969
Class C	25,306	1,499	8,112	512	(26,977)	(1,592)	6,441	419
Class T	—	—	—	—	—	—	—	—
Class F-1	13,889	803	5,769	358	(13,740)	(796)	5,918	365
Class F-2	32,094	1,845	7,659	472	(21,911)	(1,261)	17,842	1,056
Class F-3	5,342	305	614	38	(3,104)	(180)	2,852	163
Class R-1	5,525	327	1,346	85	(3,472)	(206)	3,399	206
Class R-2	242,889	14,467	54,546	3,464	(223,049)	(13,300)	74,386	4,631
Class R-2E	60,899	3,580	16,841	1,058	(106,687)	(6,511)	(28,947)	(1,873)
Class R-3	388,896	22,739	79,991	5,003	(329,294)	(19,266)	139,593	8,476
Class R-4	370,790	21,344	79,481	4,909	(295,915)	(17,169)	154,356	9,084
Class R-5E	216,210	12,481	48,628	3,011	(186,245)	(10,822)	78,593	4,670
Class R-5	67,453	3,834	23,937	1,460	(88,982)	(5,098)	2,408	196
Class R-6	4,845,141	277,253	1,032,657	63,276	(2,139,976)	(122,211)	3,737,822	218,318
Total net increase (decrease)	$6,610,399	379,842	$1,480,883	91,125	$(3,645,757)	(210,287)	$4,445,525	260,680
Refer to the end of the tables for footnotes.

61	American Funds Target Date Retirement Series

2040 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2024
Class A	$470,234	24,159	$75,738	4,123	$(410,600)	(20,974)	$135,372	7,308
Class C	27,910	1,475	3,454	192	(47,193)	(2,492)	(15,829)	(825)
Class T	—	—	—	—	—	—	—	—
Class F-1	40,757	2,090	3,986	219	(30,752)	(1,576)	13,991	733
Class F-2	61,981	3,156	5,359	292	(44,253)	(2,258)	23,087	1,190
Class F-3	15,431	804	629	34	(9,659)	(488)	6,401	350
Class R-1	5,233	275	676	38	(5,020)	(264)	889	49
Class R-2	265,849	14,051	24,795	1,387	(293,554)	(15,420)	(2,910)	18
Class R-2E	68,460	3,578	6,929	385	(95,537)	(5,071)	(20,148)	(1,108)
Class R-3	472,395	24,528	44,418	2,447	(558,935)	(28,819)	(42,122)	(1,844)
Class R-4	412,168	21,180	48,278	2,632	(500,792)	(25,493)	(40,346)	(1,681)
Class R-5E	266,549	13,611	29,583	1,617	(272,098)	(13,936)	24,034	1,292
Class R-5	72,896	3,689	12,536	675	(99,677)	(5,062)	(14,245)	(698)
Class R-6	6,401,844	325,036	725,162	39,218	(4,104,641)	(207,066)	3,022,365	157,188
Total net increase (decrease)	$8,581,707	437,632	$981,543	53,259	$(6,472,711)	(328,919)	$3,090,539	161,972
Year ended October 31, 2023
Class A	$396,950	23,378	$149,680	9,402	$(285,682)	(16,788)	$260,948	15,992
Class C	27,929	1,688	9,079	583	(32,827)	(1,978)	4,181	293
Class T	—	—	—	—	—	—	—	—
Class F-1	19,956	1,181	8,481	537	(24,618)	(1,455)	3,819	263
Class F-2	47,074	2,762	9,458	594	(31,389)	(1,850)	25,143	1,506
Class F-3	10,080	589	1,144	72	(8,513)	(501)	2,711	160
Class R-1	5,388	325	1,621	104	(4,262)	(254)	2,747	175
Class R-2	257,629	15,619	60,353	3,889	(246,952)	(15,021)	71,030	4,487
Class R-2E	63,046	3,779	15,604	998	(57,544)	(3,492)	21,106	1,285
Class R-3	427,884	25,523	95,423	6,062	(387,038)	(23,090)	136,269	8,495
Class R-4	415,424	24,401	96,516	6,075	(364,417)	(21,617)	147,523	8,859
Class R-5E	243,845	14,382	57,784	3,643	(213,236)	(12,577)	88,393	5,448
Class R-5	67,985	3,952	27,737	1,725	(121,290)	(7,094)	(25,568)	(1,417)
Class R-6	5,338,680	312,124	1,222,147	76,337	(2,438,489)	(142,495)	4,122,338	245,966
Total net increase (decrease)	$7,321,870	429,703	$1,755,027	110,021	$(4,216,257)	(248,212)	$4,860,640	291,512
Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	62

2035 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2024
Class A	$551,086	29,964	$91,065	5,213	$(491,958)	(26,649)	$150,193	8,528
Class C	35,362	1,976	4,026	235	(49,268)	(2,751)	(9,880)	(540)
Class T	—	—	—	—	—	—	—	—
Class F-1	42,832	2,324	5,215	301	(44,009)	(2,406)	4,038	219
Class F-2	75,131	4,067	6,832	391	(60,109)	(3,280)	21,854	1,178
Class F-3	8,830	484	1,052	60	(9,389)	(510)	493	34
Class R-1	5,818	328	772	46	(6,875)	(381)	(285)	(7)
Class R-2	300,446	16,784	29,711	1,744	(341,929)	(19,002)	(11,772)	(474)
Class R-2E	91,558	5,111	8,669	507	(119,175)	(6,705)	(18,948)	(1,087)
Class R-3	546,625	30,092	53,486	3,100	(538,234)	(29,574)	61,877	3,618
Class R-4	483,026	26,322	57,315	3,288	(594,149)	(32,108)	(53,808)	(2,498)
Class R-5E	303,624	16,534	30,600	1,757	(281,877)	(15,314)	52,347	2,977
Class R-5	92,266	4,950	16,455	933	(112,064)	(6,031)	(3,343)	(148)
Class R-6	6,958,404	374,963	816,801	46,488	(4,434,764)	(237,402)	3,340,441	184,049
Total net increase (decrease)	$9,495,008	513,899	$1,121,999	64,063	$(7,083,800)	(382,113)	$3,533,207	195,849
Year ended October 31, 2023
Class A	$475,479	29,041	$150,991	9,754	$(331,738)	(20,274)	$294,732	18,521
Class C	29,017	1,820	8,612	568	(37,661)	(2,359)	(32)	29
Class T	—	—	—	—	—	—	—	—
Class F-1	31,443	1,928	9,128	594	(32,852)	(2,023)	7,719	499
Class F-2	50,790	3,096	10,649	688	(37,780)	(2,315)	23,659	1,469
Class F-3	9,022	553	1,796	116	(10,385)	(643)	433	26
Class R-1	6,535	411	1,477	98	(5,196)	(328)	2,816	181
Class R-2	291,519	18,332	59,525	3,942	(287,862)	(18,132)	63,182	4,142
Class R-2E	78,357	4,868	17,702	1,166	(114,074)	(7,277)	(18,015)	(1,243)
Class R-3	496,295	30,795	97,055	6,348	(481,596)	(29,913)	111,754	7,230
Class R-4	478,009	29,216	95,874	6,210	(404,825)	(24,906)	169,058	10,520
Class R-5E	265,847	16,262	53,052	3,438	(282,283)	(17,415)	36,616	2,285
Class R-5	88,125	5,335	28,999	1,855	(114,470)	(6,959)	2,654	231
Class R-6	5,722,018	348,066	1,183,636	76,118	(2,722,183)	(165,306)	4,183,471	258,878
Total net increase (decrease)	$8,022,456	489,723	$1,718,496	110,895	$(4,862,905)	(297,850)	$4,878,047	302,768
Refer to the end of the tables for footnotes.

63	American Funds Target Date Retirement Series

2030 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2024
Class A	$600,992	35,827	$110,085	6,850	$(646,893)	(38,511)	$64,184	4,166
Class C	34,322	2,099	4,742	302	(64,416)	(3,941)	(25,352)	(1,540)
Class T	—	—	—	—	—	—	—	—
Class F-1	41,300	2,473	4,305	270	(40,661)	(2,447)	4,944	296
Class F-2	101,142	6,021	9,459	589	(98,617)	(5,841)	11,984	769
Class F-3	13,715	811	1,270	79	(20,342)	(1,199)	(5,357)	(309)
Class R-1	8,701	524	919	58	(9,039)	(545)	581	37
Class R-2	275,420	16,846	29,200	1,863	(361,563)	(22,046)	(56,943)	(3,337)
Class R-2E	94,200	5,723	9,868	626	(122,831)	(7,542)	(18,763)	(1,193)
Class R-3	522,236	31,465	59,975	3,777	(684,152)	(41,042)	(101,941)	(5,800)
Class R-4	474,075	28,376	66,348	4,136	(705,169)	(41,934)	(164,746)	(9,422)
Class R-5E	285,483	16,991	34,175	2,134	(335,102)	(19,916)	(15,444)	(791)
Class R-5	93,295	5,496	17,135	1,056	(129,822)	(7,608)	(19,392)	(1,056)
Class R-6	6,659,625	393,947	898,880	55,658	(5,671,944)	(333,646)	1,886,561	115,959
Total net increase (decrease)	$9,204,506	546,599	$1,246,361	77,398	$(8,890,551)	(526,218)	$1,560,316	97,779
Year ended October 31, 2023
Class A	$518,514	34,051	$153,577	10,548	$(481,400)	(31,663)	$190,691	12,936
Class C	33,753	2,273	8,152	572	(49,504)	(3,330)	(7,599)	(485)
Class T	—	—	—	—	—	—	—	—
Class F-1	28,419	1,892	6,442	447	(37,193)	(2,460)	(2,332)	(121)
Class F-2	73,306	4,804	12,608	867	(65,704)	(4,320)	20,210	1,351
Class F-3	16,688	1,092	1,732	119	(13,894)	(904)	4,526	307
Class R-1	7,231	483	1,479	103	(7,917)	(527)	793	59
Class R-2	268,757	18,152	46,603	3,277	(291,056)	(19,703)	24,304	1,726
Class R-2E	86,833	5,822	15,365	1,075	(103,450)	(6,978)	(1,252)	(81)
Class R-3	489,457	32,624	88,367	6,141	(541,234)	(36,085)	36,590	2,680
Class R-4	491,875	32,284	94,698	6,518	(530,578)	(35,039)	55,995	3,763
Class R-5E	246,831	16,261	49,944	3,444	(306,975)	(20,240)	(10,200)	(535)
Class R-5	83,175	5,408	26,736	1,818	(159,521)	(10,395)	(49,610)	(3,169)
Class R-6	5,809,484	380,046	1,107,907	75,780	(3,291,627)	(214,984)	3,625,764	240,842
Total net increase (decrease)	$8,154,323	535,192	$1,613,610	110,709	$(5,880,053)	(386,628)	$3,887,880	259,273
Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	64

2025 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2024
Class A	$404,919	26,857	$111,981	7,717	$(693,141)	(45,961)	$(176,241)	(11,387)
Class C	20,729	1,414	4,589	323	(64,219)	(4,365)	(38,901)	(2,628)
Class T	—	—	—	—	—	—	—	—
Class F-1	21,659	1,434	2,849	198	(28,102)	(1,880)	(3,594)	(248)
Class F-2	68,917	4,568	8,323	574	(77,638)	(5,194)	(398)	(52)
Class F-3	11,835	772	1,200	83	(16,088)	(1,060)	(3,053)	(205)
Class R-1	4,074	273	585	41	(7,740)	(527)	(3,081)	(213)
Class R-2	174,248	11,878	25,362	1,789	(290,292)	(19,757)	(90,682)	(6,090)
Class R-2E	59,931	4,058	8,485	596	(107,251)	(7,302)	(38,835)	(2,648)
Class R-3	315,204	21,207	48,850	3,404	(544,816)	(36,493)	(180,762)	(11,882)
Class R-4	301,884	20,123	54,296	3,747	(637,961)	(42,289)	(281,781)	(18,419)
Class R-5E	198,607	13,192	28,849	1,995	(294,454)	(19,566)	(66,998)	(4,379)
Class R-5	59,660	3,910	14,126	965	(121,619)	(7,992)	(47,833)	(3,117)
Class R-6	4,120,514	271,495	722,866	49,545	(5,414,664)	(355,443)	(571,284)	(34,403)
Total net increase (decrease)	$5,762,181	381,181	$1,032,361	70,977	$(8,297,985)	(547,829)	$(1,503,443)	(95,671)
Year ended October 31, 2023
Class A	$430,340	30,836	$134,984	10,006	$(546,391)	(39,172)	$18,933	1,670
Class C	25,554	1,874	6,538	494	(53,215)	(3,900)	(21,123)	(1,532)
Class T	—	—	—	—	—	—	—	—
Class F-1	17,293	1,245	3,808	285	(28,555)	(2,061)	(7,454)	(531)
Class F-2	59,355	4,258	10,015	744	(74,114)	(5,321)	(4,744)	(319)
Class F-3	9,199	660	1,486	110	(10,273)	(736)	412	34
Class R-1	4,263	312	829	62	(9,052)	(663)	(3,960)	(289)
Class R-2	182,014	13,392	33,450	2,534	(279,941)	(20,623)	(64,477)	(4,697)
Class R-2E	69,626	5,078	12,046	908	(139,014)	(10,299)	(57,342)	(4,313)
Class R-3	339,748	24,662	62,017	4,645	(498,900)	(36,197)	(97,135)	(6,890)
Class R-4	358,997	25,738	67,944	5,044	(502,790)	(36,151)	(75,849)	(5,369)
Class R-5E	189,294	13,567	38,705	2,878	(332,366)	(23,913)	(104,367)	(7,468)
Class R-5	62,273	4,426	19,898	1,462	(154,122)	(10,941)	(71,951)	(5,053)
Class R-6	3,978,142	283,541	800,277	59,017	(3,522,457)	(250,659)	1,255,962	91,899
Total net increase (decrease)	$5,726,098	409,589	$1,191,997	88,189	$(6,151,190)	(440,636)	$766,905	57,142
Refer to the end of the tables for footnotes.

65	American Funds Target Date Retirement Series

2020 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2024
Class A	$144,244	10,793	$71,757	5,554	$(410,069)	(30,716)	$(194,068)	(14,369)
Class C	7,253	554	2,755	217	(35,471)	(2,704)	(25,463)	(1,933)
Class T	—	—	—	—	—	—	—	—
Class F-1	4,229	316	1,472	115	(12,563)	(952)	(6,862)	(521)
Class F-2	32,571	2,468	4,619	358	(48,315)	(3,655)	(11,125)	(829)
Class F-3	4,883	366	795	61	(5,167)	(384)	511	43
Class R-1	760	58	209	16	(3,285)	(248)	(2,316)	(174)
Class R-2	67,575	5,158	11,789	928	(134,552)	(10,259)	(55,188)	(4,173)
Class R-2E	24,108	1,847	4,256	335	(54,807)	(4,208)	(26,443)	(2,026)
Class R-3	109,858	8,278	24,134	1,883	(268,985)	(20,285)	(134,993)	(10,124)
Class R-4	128,732	9,595	29,384	2,276	(301,984)	(22,515)	(143,868)	(10,644)
Class R-5E	80,498	6,031	15,241	1,185	(153,072)	(11,427)	(57,333)	(4,211)
Class R-5	16,830	1,246	7,172	551	(58,938)	(4,328)	(34,936)	(2,531)
Class R-6	1,794,119	133,094	364,637	28,114	(2,994,223)	(221,973)	(835,467)	(60,765)
Total net increase (decrease)	$2,415,660	179,804	$538,220	41,593	$(4,481,431)	(333,654)	$(1,527,551)	(112,257)
Year ended October 31, 2023
Class A	$174,356	13,912	$86,843	7,113	$(385,801)	(30,788)	$(124,602)	(9,763)
Class C	9,185	747	3,976	331	(35,695)	(2,907)	(22,534)	(1,829)
Class T	—	—	—	—	—	—	—	—
Class F-1	9,524	768	1,865	154	(16,162)	(1,292)	(4,773)	(370)
Class F-2	28,311	2,255	6,127	503	(46,206)	(3,702)	(11,768)	(944)
Class F-3	10,657	854	691	57	(5,301)	(425)	6,047	486
Class R-1	1,038	84	273	23	(3,395)	(274)	(2,084)	(167)
Class R-2	74,350	6,055	15,655	1,303	(152,965)	(12,492)	(62,960)	(5,134)
Class R-2E	31,033	2,516	5,836	486	(66,373)	(5,405)	(29,504)	(2,403)
Class R-3	137,702	11,106	31,575	2,607	(286,065)	(23,047)	(116,788)	(9,334)
Class R-4	161,862	12,907	36,724	3,010	(292,217)	(23,417)	(93,631)	(7,500)
Class R-5E	87,467	7,011	20,558	1,691	(200,239)	(16,006)	(92,214)	(7,304)
Class R-5	21,066	1,669	9,981	811	(72,956)	(5,766)	(41,909)	(3,286)
Class R-6	1,809,653	143,740	412,442	33,641	(2,272,794)	(180,296)	(50,699)	(2,915)
Total net increase (decrease)	$2,556,204	203,624	$632,546	51,730	$(3,836,169)	(305,817)	$(647,419)	(50,463)
Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	66

2015 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2024
Class A	$53,726	4,384	$28,527	2,407	$(147,523)	(12,070)	$(65,270)	(5,279)
Class C	1,441	119	693	60	(9,964)	(828)	(7,830)	(649)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,545	125	413	35	(2,108)	(177)	(150)	(17)
Class F-2	8,765	717	1,820	154	(14,408)	(1,177)	(3,823)	(306)
Class F-3	375	30	270	22	(1,148)	(93)	(503)	(41)
Class R-1	752	63	165	14	(2,294)	(185)	(1,377)	(108)
Class R-2	22,310	1,840	4,101	351	(48,836)	(4,056)	(22,425)	(1,865)
Class R-2E	8,798	742	1,534	131	(15,983)	(1,348)	(5,651)	(475)
Class R-3	39,511	3,245	8,706	740	(80,148)	(6,608)	(31,931)	(2,623)
Class R-4	36,490	2,972	7,937	670	(88,012)	(7,126)	(43,585)	(3,484)
Class R-5E	19,958	1,640	4,129	351	(44,967)	(3,656)	(20,880)	(1,665)
Class R-5	5,758	465	2,651	222	(16,870)	(1,378)	(8,461)	(691)
Class R-6	617,688	50,250	121,216	10,212	(947,588)	(77,002)	(208,684)	(16,540)
Total net increase (decrease)	$817,117	66,592	$182,162	15,369	$(1,419,849)	(115,704)	$(420,570)	(33,743)
Year ended October 31, 2023
Class A	$52,016	4,486	$30,672	2,709	$(143,534)	(12,392)	$(60,846)	(5,197)
Class C	2,074	182	959	86	(12,256)	(1,077)	(9,223)	(809)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,595	138	418	37	(2,015)	(175)	(2)	— [3]
Class F-2	8,437	731	1,881	166	(12,345)	(1,070)	(2,027)	(173)
Class F-3	1,046	91	269	24	(874)	(76)	441	39
Class R-1	801	70	177	16	(1,394)	(123)	(416)	(37)
Class R-2	21,805	1,919	4,545	407	(45,847)	(4,031)	(19,497)	(1,705)
Class R-2E	10,984	964	1,846	166	(27,821)	(2,456)	(14,991)	(1,326)
Class R-3	37,796	3,292	10,039	893	(90,115)	(7,851)	(42,280)	(3,666)
Class R-4	41,165	3,572	8,970	793	(84,674)	(7,333)	(34,539)	(2,968)
Class R-5E	28,494	2,463	5,080	451	(58,105)	(5,022)	(24,531)	(2,108)
Class R-5	5,458	468	3,112	274	(19,245)	(1,648)	(10,675)	(906)
Class R-6	637,668	54,941	120,563	10,632	(763,945)	(65,761)	(5,714)	(188)
Total net increase (decrease)	$849,339	73,317	$188,531	16,654	$(1,262,170)	(109,015)	$(224,300)	(19,044)
Refer to the end of the tables for footnotes.

67	American Funds Target Date Retirement Series

2010 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2024
Class A	$32,510	2,787	$18,459	1,639	$(104,172)	(8,980)	$(53,203)	(4,554)
Class C	1,923	167	536	48	(7,041)	(616)	(4,582)	(401)
Class T	—	—	—	—	—	—	—	—
Class F-1	2,506	208	351	31	(3,222)	(278)	(365)	(39)
Class F-2	8,066	697	1,605	143	(16,160)	(1,394)	(6,489)	(554)
Class F-3	1,385	118	343	31	(1,645)	(142)	83	7
Class R-1	424	36	69	6	(515)	(44)	(22)	(2)
Class R-2	13,859	1,212	2,229	201	(27,081)	(2,366)	(10,993)	(953)
Class R-2E	6,635	586	1,300	118	(11,197)	(985)	(3,262)	(281)
Class R-3	34,277	2,965	5,624	502	(66,302)	(5,727)	(26,401)	(2,260)
Class R-4	36,804	3,157	7,553	672	(77,525)	(6,664)	(33,168)	(2,835)
Class R-5E	17,955	1,527	3,429	306	(31,283)	(2,687)	(9,899)	(854)
Class R-5	4,868	414	1,944	171	(19,308)	(1,644)	(12,496)	(1,059)
Class R-6	623,654	53,235	99,065	8,774	(800,315)	(68,401)	(77,596)	(6,392)
Total net increase (decrease)	$784,866	67,109	$142,507	12,642	$(1,165,766)	(99,928)	$(238,393)	(20,177)
Year ended October 31, 2023
Class A	$35,191	3,183	$18,649	1,720	$(97,441)	(8,801)	$(43,601)	(3,898)
Class C	1,760	163	624	58	(7,793)	(717)	(5,409)	(496)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,731	158	344	32	(2,137)	(194)	(62)	(4)
Class F-2	12,777	1,159	1,491	138	(13,038)	(1,183)	1,230	114
Class F-3	2,699	242	372	34	(3,534)	(319)	(463)	(43)
Class R-1	570	52	58	6	(218)	(20)	410	38
Class R-2	16,443	1,515	2,142	200	(27,677)	(2,543)	(9,092)	(828)
Class R-2E	11,439	1,048	1,501	141	(27,042)	(2,488)	(14,102)	(1,299)
Class R-3	33,336	3,037	6,184	573	(70,536)	(6,439)	(31,016)	(2,829)
Class R-4	44,878	4,059	7,579	700	(74,141)	(6,729)	(21,684)	(1,970)
Class R-5E	20,709	1,881	4,150	384	(50,815)	(4,619)	(25,956)	(2,354)
Class R-5	5,935	535	2,184	201	(16,331)	(1,465)	(8,212)	(729)
Class R-6	643,154	58,063	92,034	8,475	(740,195)	(66,692)	(5,007)	(154)
Total net increase (decrease)	$830,622	75,095	$137,312	12,662	$(1,130,898)	(102,209)	$(162,964)	(14,452)
1
Includes exchanges between share classes of the fund.
2
Commencement of operations.
3
Amount less than one thousand.

American Funds Target Date Retirement Series	68

Financial highlights
2070 Fund

	Net asset value, beginning of period	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Period ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
10/31/2024[6,7]	$10.00	$.03	$.81	$.84	$—	$—	$—	$10.84	8.40%[8]	$5	.39%[8]	.39%[8]	.78%[8]	.63%[8]
Class C:
10/31/2024[6,7]	10.00	— [9]	.81	.81	—	—	—	10.81	8.10 [8,10]	— [11]	.92 [8,10]	.91 [8,10]	1.30 [8,10]	.08 [8,10]
Class T:
10/31/2024[6,7]	10.00	.05	.80	.85	—	—	—	10.85	8.50 [8,10]	— [11]	.09 [8,10]	.09 [8,10]	.48 [8,10]	.99 [8,10]
Class F-1:
10/31/2024[6,7]	10.00	.05	.80	.85	—	—	—	10.85	8.50 [8,10]	— [11]	.12 [8,10]	.11 [8,10]	.50 [8,10]	.97 [8,10]
Class F-2:
10/31/2024[6,7]	10.00	.05	.80	.85	—	—	—	10.85	8.50 [8]	— [11]	.08 [8]	.07 [8]	.46 [8]	1.02 [8]
Class F-3:
10/31/2024[6,7]	10.00	.06	.80	.86	—	—	—	10.86	8.60 [8]	— [11]	.02 [8]	.01 [8]	.40 [8]	1.07 [8]
Class R-1:
10/31/2024[6,7]	10.00	.05	.80	.85	—	—	—	10.85	8.50 [8,10]	— [11]	.11 [8,10]	.10 [8,10]	.49 [8,10]	.98 [8,10]
Class R-2:
10/31/2024[6,7]	10.00	(.01 )	.82	.81	—	—	—	10.81	8.10 [8]	4	1.09 [8]	1.08 [8]	1.47 [8]	(.18 )[8]
Class R-2E:
10/31/2024[6,7]	10.00	— [9]	.82	.82	—	—	—	10.82	8.20 [8]	— [11]	.79 [8]	.79 [8]	1.18 [8]	.02 [8]
Class R-3:
10/31/2024[6,7]	10.00	.01	.81	.82	—	—	—	10.82	8.20 [8]	5	.69 [8]	.69 [8]	1.08 [8]	.21 [8]
Class R-4:
10/31/2024[6,7]	10.00	.04	.80	.84	—	—	—	10.84	8.40 [8]	1	.38 [8]	.38 [8]	.77 [8]	.66 [8]
Class R-5E:
10/31/2024[6,7]	10.00	.04	.81	.85	—	—	—	10.85	8.50 [8]	2	.17 [8]	.17 [8]	.56 [8]	.77 [8]
Class R-5:
10/31/2024[6,7]	10.00	.03	.82	.85	—	—	—	10.85	8.50 [8]	1	.06 [8]	.06 [8]	.45 [8]	.63 [8]
Class R-6:
10/31/2024[6,7]	10.00	.05	.81	.86	—	—	—	10.86	8.60 [8]	8	.01 [8]	.01 [8]	.40 [8]	.89 [8]
Refer to the end of the tables for footnotes.

69	American Funds Target Date Retirement Series

Financial highlights (continued)
2065 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
10/31/2024	$13.71	$.19	$4.00	$4.19	$(.16 )	$(.10 )	$(.26 )	$17.64	30.88%	$361	.36%	.36%	.73%	1.16%
10/31/2023	13.07	.15	.97	1.12	(.07 )	(.41 )	(.48 )	13.71	8.67	194.39		.39	.77	1.05
10/31/2022	16.94	.11	(3.76)	(3.65)	(.09 )	(.13 )	(.22 )	13.07	(21.75)	104.39		.39	.76	.78
10/31/2021	12.66	.10	4.27	4.37	(.08 )	(.01 )	(.09 )	16.94	34.61	54.44		.40	.77	.60
10/31/2020[6,12]	10.00	.05	2.61	2.66	—	—	—	12.66	26.60 [13]	7	.60 [8]	.38 [8]	.75 [8]	.67 [8]
Class C:
10/31/2024	13.52	.07	3.95	4.02	(.08 )	(.10 )	(.18 )	17.36	29.93	26	1.10	1.10	1.47	.43
10/31/2023	12.93	.04	.96	1.00	— [9]	(.41 )	(.41 )	13.52	7.91	14	1.10	1.10	1.48	.32
10/31/2022	16.80	.01	(3.73)	(3.72)	(.02 )	(.13 )	(.15 )	12.93	(22.33)	7	1.09	1.09	1.46	.07
10/31/2021	12.63	(.01 )	4.25	4.24	(.06 )	(.01 )	(.07 )	16.80	33.63	4	1.12	1.09	1.46	(.09 )
10/31/2020[6,12]	10.00	— [9]	2.63	2.63	—	—	—	12.63	26.30 [13]	— [11]	1.17 [8]	1.00 [8]	1.37 [8]	— [8,14]
Class T:
10/31/2024	13.81	.25	4.02	4.27	(.20 )	(.10 )	(.30 )	17.78	31.25 [10]	— [11]	.10 [10]	.10 [10]	.47 [10]	1.52 [10]
10/31/2023	13.15	.21	.95	1.16	(.09 )	(.41 )	(.50 )	13.81	9.09 [10]	— [11]	.06 [10]	.06 [10]	.44 [10]	1.47 [10]
10/31/2022	17.01	.17	(3.79)	(3.62)	(.11 )	(.13 )	(.24 )	13.15	(21.57)[10]	— [11]	.08 [10]	.08 [10]	.45 [10]	1.14 [10]
10/31/2021	12.69	.16	4.27	4.43	(.10 )	(.01 )	(.11 )	17.01	35.01 [10]	— [11]	.24 [10]	.11 [10]	.48 [10]	1.02 [10]
10/31/2020[6,12]	10.00	.07	2.62	2.69	—	—	—	12.69	26.90 [10,13]	— [11]	.48 [8,10]	.02 [8,10]	.39 [8,10]	.94 [8,10]
Class F-1:
10/31/2024	13.74	.19	4.01	4.20	(.16 )	(.10 )	(.26 )	17.68	30.84	4.37		.37	.74	1.18
10/31/2023	13.09	.15	.98	1.13	(.07 )	(.41 )	(.48 )	13.74	8.82	3.37		.37	.75	1.08
10/31/2022	16.96	.12	(3.78)	(3.66)	(.08 )	(.13 )	(.21 )	13.09	(21.83)	2.37		.37	.74	.81
10/31/2021	12.68	.11	4.27	4.38	(.09 )	(.01 )	(.10 )	16.96	34.73	1.42		.37	.74	.67
10/31/2020[6,12]	10.00	.06	2.62	2.68	—	—	—	12.68	26.70 [13]	— [11]	.47 [8]	.28 [8]	.65 [8]	.77 [8]
Class F-2:
10/31/2024	13.80	.24	4.01	4.25	(.19 )	(.10 )	(.29 )	17.76	31.19	24.10		.10	.47	1.43
10/31/2023	13.14	.19	.98	1.17	(.10 )	(.41 )	(.51 )	13.80	9.11	13.10		.10	.48	1.32
10/31/2022	17.01	.16	(3.78)	(3.62)	(.12 )	(.13 )	(.25 )	13.14	(21.59)	6.09		.09	.46	1.08
10/31/2021	12.69	.15	4.27	4.42	(.09 )	(.01 )	(.10 )	17.01	34.99	3.12		.10	.47	.91
10/31/2020[6,12]	10.00	.07	2.62	2.69	—	—	—	12.69	26.90 [13]	— [11]	.27 [8]	.03 [8]	.40 [8]	.86 [8]
Class F-3:
10/31/2024	13.82	.26	4.01	4.27	(.20 )	(.10 )	(.30 )	17.79	31.30	1.01		.01	.38	1.56
10/31/2023	13.16	.21	.96	1.17	(.10 )	(.41 )	(.51 )	13.82	9.17	1.01		.01	.39	1.48
10/31/2022	17.02	.17	(3.77)	(3.60)	(.13 )	(.13 )	(.26 )	13.16	(21.49)	— [11]	.01	.01	.38	1.18
10/31/2021	12.69	.17	4.27	4.44	(.10 )	(.01 )	(.11 )	17.02	35.09	— [11]	.10	.03	.40	1.08
10/31/2020[6,12]	10.00	.07	2.62	2.69	—	—	—	12.69	26.90 [13]	— [11]	.30 [8]	— [8,14]	.37 [8]	.99 [8]
Class R-1:
10/31/2024	13.61	.08	3.96	4.04	(.06 )	(.10 )	(.16 )	17.49	29.92	1	1.09	1.09	1.46	.48
10/31/2023	13.01	.05	.96	1.01	—	(.41 )	(.41 )	13.61	7.93	1	1.09	1.09	1.47	.38
10/31/2022	16.91	.02	(3.76)	(3.74)	(.03 )	(.13 )	(.16 )	13.01	(22.34)	1	1.08	1.08	1.45	.14
10/31/2021	12.69	(.04 )	4.36	4.32	(.09 )	(.01 )	(.10 )	16.91	34.17	1	1.06	1.06	1.43	(.22 )
10/31/2020[6,12]	10.00	.07	2.62	2.69	—	—	—	12.69	26.90 [10,13]	— [11]	.45 [8,10]	.06 [8,10]	.43 [8,10]	.90 [8,10]
Class R-2:
10/31/2024	13.52	.07	3.95	4.02	(.08 )	(.10 )	(.18 )	17.36	29.95	189	1.10	1.10	1.47	.42
10/31/2023	12.93	.05	.95	1.00	—	(.41 )	(.41 )	13.52	7.90	103	1.11	1.11	1.49	.35
10/31/2022	16.78	.01	(3.73)	(3.72)	— [9]	(.13 )	(.13 )	12.93	(22.33)	60	1.11	1.11	1.48	.06
10/31/2021	12.61	(.01 )	4.24	4.23	(.05 )	(.01 )	(.06 )	16.78	33.62	38	1.17	1.12	1.49	(.05 )
10/31/2020[6,12]	10.00	— [9]	2.61	2.61	—	—	—	12.61	26.10 [13]	7	1.31 [8]	1.11 [8]	1.48 [8]	(.04 )[8]
Class R-2E:
10/31/2024	13.62	.12	3.98	4.10	(.12 )	(.10 )	(.22 )	17.50	30.35	22.80		.80	1.17	.74
10/31/2023	13.01	.09	.96	1.05	(.03 )	(.41 )	(.44 )	13.62	8.24	12.80		.80	1.18	.63
10/31/2022	16.87	.05	(3.75)	(3.70)	(.03 )	(.13 )	(.16 )	13.01	(22.12)	6.81		.81	1.18	.34
10/31/2021	12.64	.04	4.25	4.29	(.05 )	(.01 )	(.06 )	16.87	34.02	3.87		.82	1.19	.25
10/31/2020[6,12]	10.00	.02	2.62	2.64	—	—	—	12.64	26.40 [13]	1	1.01 [8]	.79 [8]	1.16 [8]	.27 [8]
Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	70

Financial highlights (continued)
2065 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
10/31/2024	$13.65	$.14	$3.98	$4.12	$(.13 )	$(.10 )	$(.23 )	$17.54	30.46%	$239	.66%	.66%	1.03%	.87%
10/31/2023	13.03	.11	.96	1.07	(.04 )	(.41 )	(.45 )	13.65	8.40	128.66		.66	1.04	.78
10/31/2022	16.89	.07	(3.75)	(3.68)	(.05 )	(.13 )	(.18 )	13.03	(22.00)	67.66		.66	1.03	.51
10/31/2021	12.64	.05	4.27	4.32	(.06 )	(.01 )	(.07 )	16.89	34.29	39.72		.67	1.04	.34
10/31/2020[6,12]	10.00	.03	2.61	2.64	—	—	—	12.64	26.40 [13]	8	.91 [8]	.66 [8]	1.03 [8]	.45 [8]
Class R-4:
10/31/2024	13.72	.19	4.00	4.19	(.16 )	(.10 )	(.26 )	17.65	30.89	147.36		.36	.73	1.16
10/31/2023	13.08	.15	.97	1.12	(.07 )	(.41 )	(.48 )	13.72	8.76	78.36		.36	.74	1.09
10/31/2022	16.95	.12	(3.77)	(3.65)	(.09 )	(.13 )	(.22 )	13.08	(21.81)	42.36		.36	.73	.82
10/31/2021	12.67	.10	4.27	4.37	(.08 )	(.01 )	(.09 )	16.95	34.63	24.42		.38	.75	.65
10/31/2020[6,12]	10.00	.05	2.62	2.67	—	—	—	12.67	26.70 [13]	3	.57 [8]	.36 [8]	.73 [8]	.71 [8]
Class R-5E:
10/31/2024	13.78	.23	4.01	4.24	(.19 )	(.10 )	(.29 )	17.73	31.10	141.15		.15	.52	1.35
10/31/2023	13.13	.18	.97	1.15	(.09 )	(.41 )	(.50 )	13.78	9.00	69.16		.16	.54	1.27
10/31/2022	16.99	.14	(3.76)	(3.62)	(.11 )	(.13 )	(.24 )	13.13	(21.60)	32.16		.16	.53	1.01
10/31/2021	12.68	.14	4.27	4.41	(.09 )	(.01 )	(.10 )	16.99	34.90	16.22		.17	.54	.85
10/31/2020[6,12]	10.00	.07	2.61	2.68	—	—	—	12.68	26.80 [13]	3	.35 [8]	.17 [8]	.54 [8]	.99 [8]
Class R-5:
10/31/2024	13.80	.25	4.02	4.27	(.20 )	(.10 )	(.30 )	17.77	31.30	48.06		.06	.43	1.50
10/31/2023	13.15	.19	.97	1.16	(.10 )	(.41 )	(.51 )	13.80	9.05	25.06		.06	.44	1.38
10/31/2022	17.01	.16	(3.77)	(3.61)	(.12 )	(.13 )	(.25 )	13.15	(21.53)	13.06		.06	.43	1.11
10/31/2021	12.69	.16	4.26	4.42	(.09 )	(.01 )	(.10 )	17.01	34.99	7.12		.08	.45	.98
10/31/2020[6,12]	10.00	.08	2.61	2.69	—	—	—	12.69	26.90 [13]	1	.33 [8]	.07 [8]	.44 [8]	1.03 [8]
Class R-6:
10/31/2024	13.82	.24	4.03	4.27	(.20 )	(.10 )	(.30 )	17.79	31.30	2,456.01		.01	.38	1.46
10/31/2023	13.16	.20	.97	1.17	(.10 )	(.41 )	(.51 )	13.82	9.17	1,045.01		.01	.39	1.40
10/31/2022	17.02	.17	(3.77)	(3.60)	(.13 )	(.13 )	(.26 )	13.16	(21.49)	430.01		.01	.38	1.15
10/31/2021	12.69	.15	4.29	4.44	(.10 )	(.01 )	(.11 )	17.02	35.09	194.07		.03	.40	.95
10/31/2020[6,12]	10.00	.09	2.60	2.69	—	—	—	12.69	26.90 [13]	14	.18 [8]	.04 [8]	.41 [8]	1.16 [8]
Refer to the end of the tables for footnotes.

71	American Funds Target Date Retirement Series

Financial highlights (continued)
2060 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
10/31/2024	$14.14	$.21	$4.10	$4.31	$(.18 )	$(.15 )	$(.33 )	$18.12	30.87%	$1,154	.35%	.72%	1.23%
10/31/2023	13.81	.16	1.00	1.16	(.07 )	(.76 )	(.83 )	14.14	8.75	791.35		.73	1.14
10/31/2022	18.27	.14	(3.98)	(3.84)	(.13 )	(.49 )	(.62 )	13.81	(21.77)	604.34		.71	.88
10/31/2021	13.92	.13	4.62	4.75	(.09 )	(.31 )	(.40 )	18.27	34.65	619.34		.71	.77
10/31/2020	13.16	.15	1.05	1.20	(.10 )	(.34 )	(.44 )	13.92	9.25	363.38		.76	1.15
Class C:
10/31/2024	13.81	.09	4.00	4.09	(.08 )	(.15 )	(.23 )	17.67	29.87	107	1.08	1.45	.52
10/31/2023	13.53	.06	.98	1.04	—	(.76 )	(.76 )	13.81	7.95	82	1.09	1.47	.41
10/31/2022	17.92	.02	(3.91)	(3.89)	(.01 )	(.49 )	(.50 )	13.53	(22.34)	67	1.08	1.45	.14
10/31/2021	13.68	.01	4.54	4.55	—	(.31 )	(.31 )	17.92	33.66	75	1.08	1.45	.04
10/31/2020	12.96	.06	1.02	1.08	(.02 )	(.34 )	(.36 )	13.68	8.43	49	1.11	1.49	.44
Class T:
10/31/2024	14.23	.26	4.11	4.37	(.22 )	(.15 )	(.37 )	18.23	31.14 [10]	— [11]	.10 [10]	.47 [10]	1.52 [10]
10/31/2023	13.88	.22	1.00	1.22	(.11 )	(.76 )	(.87 )	14.23	9.12 [10]	— [11]	.06 [10]	.44 [10]	1.49 [10]
10/31/2022	18.34	.18	(3.99)	(3.81)	(.16 )	(.49 )	(.65 )	13.88	(21.55)[10]	— [11]	.08 [10]	.45 [10]	1.15 [10]
10/31/2021	13.97	.17	4.62	4.79	(.11 )	(.31 )	(.42 )	18.34	34.86 [10]	— [11]	.15 [10]	.52 [10]	.99 [10]
10/31/2020	13.20	.19	1.05	1.24	(.13 )	(.34 )	(.47 )	13.97	9.48 [10]	— [11]	.16 [10]	.54 [10]	1.45 [10]
Class F-1:
10/31/2024	14.14	.21	4.10	4.31	(.17 )	(.15 )	(.32 )	18.13	30.88	38.37		.74	1.26
10/31/2023	13.80	.17	.99	1.16	(.06 )	(.76 )	(.82 )	14.14	8.75	33.37		.75	1.15
10/31/2022	18.27	.13	(3.98)	(3.85)	(.13 )	(.49 )	(.62 )	13.80	(21.83)	30.38		.75	.84
10/31/2021	13.93	.12	4.62	4.74	(.09 )	(.31 )	(.40 )	18.27	34.57	31.37		.74	.73
10/31/2020	13.17	.15	1.05	1.20	(.10 )	(.34 )	(.44 )	13.93	9.24	15.38		.76	1.15
Class F-2:
10/31/2024	14.25	.25	4.14	4.39	(.22 )	(.15 )	(.37 )	18.27	31.20	88.10		.47	1.48
10/31/2023	13.91	.20	1.00	1.20	(.10 )	(.76 )	(.86 )	14.25	9.01	58.10		.48	1.40
10/31/2022	18.39	.17	(3.99)	(3.82)	(.17 )	(.49 )	(.66 )	13.91	(21.57)	48.09		.46	1.12
10/31/2021	14.00	.17	4.65	4.82	(.12 )	(.31 )	(.43 )	18.39	35.02	55.09		.46	1.00
10/31/2020	13.23	.19	1.05	1.24	(.13 )	(.34 )	(.47 )	14.00	9.52	29.10		.48	1.41
Class F-3:
10/31/2024	14.23	.28	4.11	4.39	(.23 )	(.15 )	(.38 )	18.24	31.28	12.01		.38	1.64
10/31/2023	13.89	.20	1.02	1.22	(.12 )	(.76 )	(.88 )	14.23	9.13	10.01		.39	1.35
10/31/2022	18.36	.18	(3.98)	(3.80)	(.18 )	(.49 )	(.67 )	13.89	(21.49)	4.01		.38	1.20
10/31/2021	13.98	.18	4.64	4.82	(.13 )	(.31 )	(.44 )	18.36	35.08	3.01		.38	1.07
10/31/2020	13.21	.17	1.08	1.25	(.14 )	(.34 )	(.48 )	13.98	9.59	1.02		.40	1.27
Class R-1:
10/31/2024	13.84	.09	4.01	4.10	(.09 )	(.15 )	(.24 )	17.70	29.87	10	1.10	1.47	.52
10/31/2023	13.56	.05	.99	1.04	—	(.76 )	(.76 )	13.84	7.94	7	1.11	1.49	.37
10/31/2022	17.98	.01	(3.92)	(3.91)	(.02 )	(.49 )	(.51 )	13.56	(22.36)	6	1.10	1.47	.09
10/31/2021	13.74	— [9]	4.56	4.56	(.01 )	(.31 )	(.32 )	17.98	33.60	6	1.11	1.48	(.01 )
10/31/2020	13.01	.04	1.04	1.08	(.01 )	(.34 )	(.35 )	13.74	8.40	3	1.14	1.52	.28
Class R-2:
10/31/2024	13.80	.08	4.00	4.08	(.08 )	(.15 )	(.23 )	17.65	29.83	450	1.10	1.47	.50
10/31/2023	13.52	.06	.98	1.04	—	(.76 )	(.76 )	13.80	7.96	326	1.11	1.49	.40
10/31/2022	17.91	.02	(3.92)	(3.90)	— [9]	(.49 )	(.49 )	13.52	(22.38)	269	1.11	1.48	.11
10/31/2021	13.68	— [9]	4.54	4.54	—	(.31 )	(.31 )	17.91	33.58	304	1.11	1.48	.02
10/31/2020	12.96	.06	1.02	1.08	(.02 )	(.34 )	(.36 )	13.68	8.42	204	1.12	1.50	.44
Class R-2E:
10/31/2024	13.95	.13	4.04	4.17	(.12 )	(.15 )	(.27 )	17.85	30.24	107.80		1.17	.80
10/31/2023	13.63	.10	.99	1.09	(.01 )	(.76 )	(.77 )	13.95	8.27	76.81		1.19	.72
10/31/2022	18.05	.06	(3.94)	(3.88)	(.05 )	(.49 )	(.54 )	13.63	(22.14)	61.81		1.18	.42
10/31/2021	13.77	.05	4.58	4.63	(.04 )	(.31 )	(.35 )	18.05	34.05	68.81		1.18	.30
10/31/2020	13.04	.09	1.04	1.13	(.06 )	(.34 )	(.40 )	13.77	8.74	40.82		1.20	.71
Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	72

Financial highlights (continued)
2060 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
10/31/2024	$14.01	$.16	$4.06	$4.22	$(.14 )	$(.15 )	$(.29 )	$17.94	30.47%	$661	.65%	1.02%	.94%
10/31/2023	13.68	.12	1.00	1.12	(.03 )	(.76 )	(.79 )	14.01	8.48	483.66		1.04	.84
10/31/2022	18.12	.09	(3.96)	(3.87)	(.08 )	(.49 )	(.57 )	13.68	(22.07)	368.66		1.03	.56
10/31/2021	13.82	.08	4.58	4.66	(.05 )	(.31 )	(.36 )	18.12	34.22	383.66		1.03	.45
10/31/2020	13.08	.11	1.04	1.15	(.07 )	(.34 )	(.41 )	13.82	8.91	236.67		1.05	.86
Class R-4:
10/31/2024	14.15	.21	4.10	4.31	(.18 )	(.15 )	(.33 )	18.13	30.85	632.36		.73	1.23
10/31/2023	13.81	.16	1.01	1.17	(.07 )	(.76 )	(.83 )	14.15	8.78	438.36		.74	1.13
10/31/2022	18.27	.13	(3.98)	(3.85)	(.12 )	(.49 )	(.61 )	13.81	(21.79)	327.36		.73	.87
10/31/2021	13.92	.12	4.62	4.74	(.08 )	(.31 )	(.39 )	18.27	34.57	381.36		.73	.73
10/31/2020	13.16	.16	1.04	1.20	(.10 )	(.34 )	(.44 )	13.92	9.27	285.37		.75	1.17
Class R-5E:
10/31/2024	14.18	.24	4.12	4.36	(.21 )	(.15 )	(.36 )	18.18	31.15	421.15		.52	1.44
10/31/2023	13.85	.19	1.00	1.19	(.10 )	(.76 )	(.86 )	14.18	8.92	289.16		.54	1.33
10/31/2022	18.31	.16	(3.98)	(3.82)	(.15 )	(.49 )	(.64 )	13.85	(21.61)	207.16		.53	1.04
10/31/2021	13.95	.16	4.63	4.79	(.12 )	(.31 )	(.43 )	18.31	34.87	187.16		.53	.95
10/31/2020	13.18	.19	1.05	1.24	(.13 )	(.34 )	(.47 )	13.95	9.50	116.17		.55	1.41
Class R-5:
10/31/2024	14.28	.26	4.14	4.40	(.22 )	(.15 )	(.37 )	18.31	31.25	159.06		.43	1.55
10/31/2023	13.94	.21	1.00	1.21	(.11 )	(.76 )	(.87 )	14.28	9.03	113.06		.44	1.45
10/31/2022	18.42	.18	(4.00)	(3.82)	(.17 )	(.49 )	(.66 )	13.94	(21.51)	95.06		.43	1.16
10/31/2021	14.03	.18	4.65	4.83	(.13 )	(.31 )	(.44 )	18.42	34.97	106.06		.43	1.05
10/31/2020	13.25	.20	1.06	1.26	(.14 )	(.34 )	(.48 )	14.03	9.60	66.07		.45	1.51
Class R-6:
10/31/2024	14.30	.26	4.15	4.41	(.23 )	(.15 )	(.38 )	18.33	31.26	10,467.01		.38	1.54
10/31/2023	13.95	.21	1.02	1.23	(.12 )	(.76 )	(.88 )	14.30	9.16	6,309.01		.39	1.46
10/31/2022	18.44	.19	(4.01)	(3.82)	(.18 )	(.49 )	(.67 )	13.95	(21.51)	4,166.01		.38	1.20
10/31/2021	14.04	.19	4.65	4.84	(.13 )	(.31 )	(.44 )	18.44	35.07	3,763.01		.38	1.09
10/31/2020	13.26	.20	1.06	1.26	(.14 )	(.34 )	(.48 )	14.04	9.64	1,888.02		.40	1.48
Refer to the end of the tables for footnotes.

73	American Funds Target Date Retirement Series

Financial highlights (continued)
2055 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
10/31/2024	$20.86	$.31	$6.03	$6.34	$(.28 )	$(.24 )	$(.52 )	$26.68	30.76%	$1,742	.34%	.71%	1.26%
10/31/2023	20.52	.25	1.46	1.71	(.12 )	(1.25)	(1.37)	20.86	8.70	1,253.35		.72	1.16
10/31/2022	27.25	.21	(5.85)	(5.64)	(.17 )	(.92 )	(1.09)	20.52	(21.58)	1,023.33		.70	.89
10/31/2021	20.85	.20	6.90	7.10	(.15 )	(.55 )	(.70 )	27.25	34.62	1,143.33		.70	.79
10/31/2020	19.83	.24	1.58	1.82	(.17 )	(.63 )	(.80 )	20.85	9.27	752.35		.73	1.21
Class C:
10/31/2024	20.26	.14	5.83	5.97	(.12 )	(.24 )	(.36 )	25.87	29.76	120	1.07	1.44	.56
10/31/2023	19.99	.09	1.43	1.52	—	(1.25)	(1.25)	20.26	7.92	97	1.08	1.45	.44
10/31/2022	26.59	.04	(5.72)	(5.68)	—	(.92 )	(.92 )	19.99	(22.15)	86	1.07	1.44	.16
10/31/2021	20.39	.01	6.75	6.76	(.01 )	(.55 )	(.56 )	26.59	33.59	103	1.07	1.44	.05
10/31/2020	19.42	.09	1.55	1.64	(.04 )	(.63 )	(.67 )	20.39	8.51	71	1.09	1.47	.48
Class T:
10/31/2024	20.94	.38	6.03	6.41	(.34 )	(.24 )	(.58 )	26.77	31.03 [10]	— [11]	.10 [10]	.47 [10]	1.54 [10]
10/31/2023	20.58	.32	1.46	1.78	(.17 )	(1.25)	(1.42)	20.94	9.05 [10]	— [11]	.06 [10]	.43 [10]	1.51 [10]
10/31/2022	27.30	.27	(5.85)	(5.58)	(.22 )	(.92 )	(1.14)	20.58	(21.36)[10]	— [11]	.08 [10]	.45 [10]	1.16 [10]
10/31/2021	20.89	.25	6.89	7.14	(.18 )	(.55 )	(.73 )	27.30	34.80 [10]	— [11]	.14 [10]	.51 [10]	1.00 [10]
10/31/2020	19.85	.29	1.58	1.87	(.20 )	(.63 )	(.83 )	20.89	9.56 [10]	— [11]	.15 [10]	.53 [10]	1.46 [10]
Class F-1:
10/31/2024	20.71	.31	5.97	6.28	(.27 )	(.24 )	(.51 )	26.48	30.71	69.37		.74	1.24
10/31/2023	20.37	.25	1.44	1.69	(.10 )	(1.25)	(1.35)	20.71	8.69	51.37		.74	1.16
10/31/2022	27.06	.20	(5.80)	(5.60)	(.17 )	(.92 )	(1.09)	20.37	(21.61)	46.38		.75	.86
10/31/2021	20.73	.19	6.84	7.03	(.15 )	(.55 )	(.70 )	27.06	34.49	56.37		.74	.74
10/31/2020	19.71	.23	1.58	1.81	(.16 )	(.63 )	(.79 )	20.73	9.30	34.37		.75	1.17
Class F-2:
10/31/2024	20.91	.38	6.03	6.41	(.33 )	(.24 )	(.57 )	26.75	31.08	101.10		.47	1.51
10/31/2023	20.57	.30	1.46	1.76	(.17 )	(1.25)	(1.42)	20.91	8.94	71.10		.47	1.42
10/31/2022	27.30	.26	(5.84)	(5.58)	(.23 )	(.92 )	(1.15)	20.57	(21.36)	56.09		.46	1.13
10/31/2021	20.89	.26	6.90	7.16	(.20 )	(.55 )	(.75 )	27.30	34.89	58.09		.46	1.02
10/31/2020	19.85	.29	1.59	1.88	(.21 )	(.63 )	(.84 )	20.89	9.61	33.10		.48	1.47
Class F-3:
10/31/2024	20.97	.40	6.04	6.44	(.35 )	(.24 )	(.59 )	26.82	31.14	16.01		.38	1.61
10/31/2023	20.61	.33	1.46	1.79	(.18 )	(1.25)	(1.43)	20.97	9.13	12.01		.38	1.53
10/31/2022	27.36	.28	(5.86)	(5.58)	(.25 )	(.92 )	(1.17)	20.61	(21.33)	10.01		.38	1.22
10/31/2021	20.93	.28	6.91	7.19	(.21 )	(.55 )	(.76 )	27.36	35.00	12.01		.38	1.10
10/31/2020	19.89	.31	1.59	1.90	(.23 )	(.63 )	(.86 )	20.93	9.67	7.01		.39	1.57
Class R-1:
10/31/2024	20.11	.12	5.81	5.93	(.12 )	(.24 )	(.36 )	25.68	29.78	14	1.10	1.47	.51
10/31/2023	19.86	.08	1.42	1.50	—	(1.25)	(1.25)	20.11	7.87	11	1.10	1.47	.41
10/31/2022	26.43	.03	(5.68)	(5.65)	—	(.92 )	(.92 )	19.86	(22.17)	9	1.10	1.47	.13
10/31/2021	20.31	— [9]	6.72	6.72	(.05 )	(.55 )	(.60 )	26.43	33.58	11	1.11	1.48	.01
10/31/2020	19.34	.08	1.54	1.62	(.02 )	(.63 )	(.65 )	20.31	8.44	5	1.14	1.52	.42
Class R-2:
10/31/2024	20.16	.13	5.82	5.95	(.13 )	(.24 )	(.37 )	25.74	29.76	734	1.10	1.47	.52
10/31/2023	19.90	.09	1.42	1.51	—	(1.25)	(1.25)	20.16	7.90	559	1.11	1.48	.42
10/31/2022	26.49	.03	(5.70)	(5.67)	—	(.92 )	(.92 )	19.90	(22.20)	488	1.11	1.48	.13
10/31/2021	20.32	.01	6.71	6.72	— [9]	(.55 )	(.55 )	26.49	33.53	601	1.10	1.47	.03
10/31/2020	19.35	.09	1.54	1.63	(.03 )	(.63 )	(.66 )	20.32	8.49	438	1.12	1.50	.48
Class R-2E:
10/31/2024	20.41	.21	5.87	6.08	(.19 )	(.24 )	(.43 )	26.06	30.11	169.81		1.18	.86
10/31/2023	20.09	.15	1.43	1.58	(.01 )	(1.25)	(1.26)	20.41	8.22	135.81		1.18	.74
10/31/2022	26.71	.10	(5.74)	(5.64)	(.06 )	(.92 )	(.98 )	20.09	(21.95)	117.81		1.18	.42
10/31/2021	20.47	.08	6.77	6.85	(.06 )	(.55 )	(.61 )	26.71	33.96	144.81		1.18	.32
10/31/2020	19.50	.15	1.55	1.70	(.10 )	(.63 )	(.73 )	20.47	8.79	98.81		1.19	.75
Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	74

Financial highlights (continued)
2055 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
10/31/2024	$20.55	$.23	$5.94	$6.17	$(.22 )	$(.24 )	$(.46 )	$26.26	30.34%	$1,119	.65%	1.02%	.96%
10/31/2023	20.22	.18	1.45	1.63	(.05 )	(1.25)	(1.30)	20.55	8.40	828.66		1.03	.86
10/31/2022	26.87	.13	(5.77)	(5.64)	(.09 )	(.92 )	(1.01)	20.22	(21.83)	701.66		1.03	.57
10/31/2021	20.59	.12	6.79	6.91	(.08 )	(.55 )	(.63 )	26.87	34.11	823.66		1.03	.47
10/31/2020	19.59	.18	1.56	1.74	(.11 )	(.63 )	(.74 )	20.59	8.98	578.67		1.05	.91
Class R-4:
10/31/2024	20.83	.31	6.01	6.32	(.28 )	(.24 )	(.52 )	26.63	30.71	1,145.36		.73	1.26
10/31/2023	20.48	.25	1.46	1.71	(.11 )	(1.25)	(1.36)	20.83	8.71	855.36		.73	1.16
10/31/2022	27.19	.20	(5.83)	(5.63)	(.16 )	(.92 )	(1.08)	20.48	(21.59)	710.36		.73	.88
10/31/2021	20.81	.19	6.87	7.06	(.13 )	(.55 )	(.68 )	27.19	34.50	925.36		.73	.75
10/31/2020	19.78	.24	1.59	1.83	(.17 )	(.63 )	(.80 )	20.81	9.34	804.36		.74	1.22
Class R-5E:
10/31/2024	20.82	.36	6.01	6.37	(.32 )	(.24 )	(.56 )	26.63	31.00	641.15		.52	1.45
10/31/2023	20.48	.29	1.45	1.74	(.15 )	(1.25)	(1.40)	20.82	8.91	465.16		.53	1.36
10/31/2022	27.19	.25	(5.83)	(5.58)	(.21 )	(.92 )	(1.13)	20.48	(21.43)	372.15		.52	1.07
10/31/2021	20.81	.24	6.88	7.12	(.19 )	(.55 )	(.74 )	27.19	34.81	403.16		.53	.96
10/31/2020	19.78	.29	1.57	1.86	(.20 )	(.63 )	(.83 )	20.81	9.53	291.16		.54	1.46
Class R-5:
10/31/2024	21.12	.40	6.08	6.48	(.34 )	(.24 )	(.58 )	27.02	31.10	316.06		.43	1.59
10/31/2023	20.75	.32	1.47	1.79	(.17 )	(1.25)	(1.42)	21.12	9.05	246.06		.43	1.48
10/31/2022	27.54	.27	(5.90)	(5.63)	(.24 )	(.92 )	(1.16)	20.75	(21.38)	220.06		.43	1.16
10/31/2021	21.06	.27	6.96	7.23	(.20 )	(.55 )	(.75 )	27.54	34.97	294.06		.43	1.07
10/31/2020	20.00	.32	1.59	1.91	(.22 )	(.63 )	(.85 )	21.06	9.66	203.06		.44	1.60
Class R-6:
10/31/2024	21.15	.40	6.11	6.51	(.35 )	(.24 )	(.59 )	27.07	31.21	17,493.01		.38	1.57
10/31/2023	20.79	.32	1.47	1.79	(.18 )	(1.25)	(1.43)	21.15	9.04	11,403.01		.38	1.49
10/31/2022	27.58	.28	(5.90)	(5.62)	(.25 )	(.92 )	(1.17)	20.79	(21.30)	8,298.01		.38	1.21
10/31/2021	21.09	.28	6.97	7.25	(.21 )	(.55 )	(.76 )	27.58	35.03	8,209.01		.38	1.10
10/31/2020	20.03	.31	1.61	1.92	(.23 )	(.63 )	(.86 )	21.09	9.70	4,709.01		.39	1.51
Refer to the end of the tables for footnotes.

75	American Funds Target Date Retirement Series

Financial highlights (continued)
2050 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
10/31/2024	$16.67	$.27	$4.74	$5.01	$(.24 )	$(.20 )	$(.44 )	$21.24	30.43%	$2,576	.34%	.70%	1.38%
10/31/2023	16.47	.21	1.11	1.32	(.12 )	(1.00)	(1.12)	16.67	8.37	1,921.34		.71	1.26
10/31/2022	21.72	.18	(4.53)	(4.35)	(.15 )	(.75 )	(.90 )	16.47	(20.90)	1,654.33		.70	.96
10/31/2021	16.67	.16	5.48	5.64	(.12 )	(.47 )	(.59 )	21.72	34.41	1,931.33		.69	.82
10/31/2020	15.88	.20	1.27	1.47	(.14 )	(.54 )	(.68 )	16.67	9.36	1,334.34		.72	1.24
Class C:
10/31/2024	16.15	.13	4.59	4.72	(.11 )	(.20 )	(.31 )	20.56	29.51	172	1.07	1.43	.67
10/31/2023	15.99	.09	1.07	1.16	—	(1.00)	(1.00)	16.15	7.55	142	1.08	1.45	.53
10/31/2022	21.12	.04	(4.41)	(4.37)	(.01 )	(.75 )	(.76 )	15.99	(21.48)	133	1.07	1.44	.22
10/31/2021	16.25	.01	5.33	5.34	— [9]	(.47 )	(.47 )	21.12	33.36	160	1.07	1.43	.07
10/31/2020	15.51	.08	1.24	1.32	(.04 )	(.54 )	(.58 )	16.25	8.57	113	1.09	1.47	.48
Class T:
10/31/2024	16.73	.33	4.74	5.07	(.29 )	(.20 )	(.49 )	21.31	30.72 [10]	— [11]	.10 [10]	.46 [10]	1.64 [10]
10/31/2023	16.51	.27	1.11	1.38	(.16 )	(1.00)	(1.16)	16.73	8.76 [10]	— [11]	.06 [10]	.43 [10]	1.59 [10]
10/31/2022	21.76	.23	(4.54)	(4.31)	(.19 )	(.75 )	(.94 )	16.51	(20.72)[10]	— [11]	.08 [10]	.45 [10]	1.23 [10]
10/31/2021	16.70	.20	5.48	5.68	(.15 )	(.47 )	(.62 )	21.76	34.61 [10]	— [11]	.14 [10]	.50 [10]	1.02 [10]
10/31/2020	15.90	.23	1.28	1.51	(.17 )	(.54 )	(.71 )	16.70	9.62 [10]	— [11]	.15 [10]	.53 [10]	1.46 [10]
Class F-1:
10/31/2024	16.53	.26	4.70	4.96	(.23 )	(.20 )	(.43 )	21.06	30.40	102.37		.73	1.33
10/31/2023	16.33	.21	1.10	1.31	(.11 )	(1.00)	(1.11)	16.53	8.38	76.37		.74	1.25
10/31/2022	21.55	.17	(4.49)	(4.32)	(.15 )	(.75 )	(.90 )	16.33	(20.95)	73.38		.75	.92
10/31/2021	16.56	.15	5.43	5.58	(.12 )	(.47 )	(.59 )	21.55	34.28	86.37		.73	.76
10/31/2020	15.78	.19	1.27	1.46	(.14 )	(.54 )	(.68 )	16.56	9.35	49.37		.75	1.18
Class F-2:
10/31/2024	16.69	.32	4.74	5.06	(.28 )	(.20 )	(.48 )	21.27	30.75	148.10		.46	1.61
10/31/2023	16.49	.26	1.10	1.36	(.16 )	(1.00)	(1.16)	16.69	8.63	107.10		.47	1.50
10/31/2022	21.74	.22	(4.52)	(4.30)	(.20 )	(.75 )	(.95 )	16.49	(20.70)	88.09		.46	1.20
10/31/2021	16.68	.21	5.48	5.69	(.16 )	(.47 )	(.63 )	21.74	34.74	97.09		.45	1.05
10/31/2020	15.89	.23	1.28	1.51	(.18 )	(.54 )	(.72 )	16.68	9.61	60.09		.47	1.46
Class F-3:
10/31/2024	16.75	.34	4.75	5.09	(.30 )	(.20 )	(.50 )	21.34	30.81	18.01		.37	1.71
10/31/2023	16.54	.27	1.11	1.38	(.17 )	(1.00)	(1.17)	16.75	8.77	14.01		.38	1.61
10/31/2022	21.80	.24	(4.53)	(4.29)	(.22 )	(.75 )	(.97 )	16.54	(20.63)	13.01		.38	1.28
10/31/2021	16.73	.22	5.49	5.71	(.17 )	(.47 )	(.64 )	21.80	34.78	12.01		.37	1.07
10/31/2020	15.93	.30	1.23	1.53	(.19 )	(.54 )	(.73 )	16.73	9.74	4.01		.39	1.87
Class R-1:
10/31/2024	16.14	.12	4.58	4.70	(.11 )	(.20 )	(.31 )	20.53	29.41	22	1.10	1.46	.64
10/31/2023	15.98	.08	1.08	1.16	—	(1.00)	(1.00)	16.14	7.56	18	1.10	1.47	.50
10/31/2022	21.11	.04	(4.42)	(4.38)	— [9]	(.75 )	(.75 )	15.98	(21.52)	16	1.10	1.47	.20
10/31/2021	16.24	.01	5.34	5.35	(.01 )	(.47 )	(.48 )	21.11	33.40	21	1.11	1.47	.05
10/31/2020	15.49	.07	1.23	1.30	(.01 )	(.54 )	(.55 )	16.24	8.46	14	1.14	1.52	.44
Class R-2:
10/31/2024	16.14	.12	4.58	4.70	(.11 )	(.20 )	(.31 )	20.53	29.42	1,027	1.10	1.46	.63
10/31/2023	15.97	.08	1.09	1.17	—	(1.00)	(1.00)	16.14	7.62	799	1.11	1.48	.51
10/31/2022	21.10	.04	(4.42)	(4.38)	—	(.75 )	(.75 )	15.97	(21.54)	726	1.11	1.48	.19
10/31/2021	16.23	.01	5.33	5.34	— [9]	(.47 )	(.47 )	21.10	33.36	902	1.10	1.46	.06
10/31/2020	15.49	.07	1.24	1.31	(.03 )	(.54 )	(.57 )	16.23	8.52	680	1.11	1.49	.48
Class R-2E:
10/31/2024	16.29	.19	4.62	4.81	(.17 )	(.20 )	(.37 )	20.73	29.82	245.81		1.17	.97
10/31/2023	16.10	.14	1.09	1.23	(.04 )	(1.00)	(1.04)	16.29	7.93	201.81		1.18	.82
10/31/2022	21.26	.09	(4.44)	(4.35)	(.06 )	(.75 )	(.81 )	16.10	(21.30)	180.81		1.18	.49
10/31/2021	16.34	.07	5.36	5.43	(.04 )	(.47 )	(.51 )	21.26	33.77	229.81		1.17	.34
10/31/2020	15.59	.12	1.25	1.37	(.08 )	(.54 )	(.62 )	16.34	8.85	163.81		1.19	.77
Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	76

Financial highlights (continued)
2050 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
10/31/2024	$16.40	$.21	$4.66	$4.87	$(.19 )	$(.20 )	$(.39 )	$20.88	30.02%	$1,568	.65%	1.01%	1.08%
10/31/2023	16.21	.16	1.09	1.25	(.06 )	(1.00)	(1.06)	16.40	8.06	1,286.66		1.03	.95
10/31/2022	21.40	.12	(4.47)	(4.35)	(.09 )	(.75 )	(.84 )	16.21	(21.19)	1,127.66		1.03	.64
10/31/2021	16.44	.10	5.40	5.50	(.07 )	(.47 )	(.54 )	21.40	33.97	1,362.66		1.02	.50
10/31/2020	15.68	.15	1.24	1.39	(.09 )	(.54 )	(.63 )	16.44	8.98	1,017.66		1.04	.93
Class R-4:
10/31/2024	16.63	.27	4.73	5.00	(.24 )	(.20 )	(.44 )	21.19	30.43	1,541.36		.72	1.38
10/31/2023	16.43	.21	1.10	1.31	(.11 )	(1.00)	(1.11)	16.63	8.33	1,241.36		.73	1.25
10/31/2022	21.66	.18	(4.52)	(4.34)	(.14 )	(.75 )	(.89 )	16.43	(20.90)	1,082.36		.73	.95
10/31/2021	16.62	.15	5.46	5.61	(.10 )	(.47 )	(.57 )	21.66	34.35	1,482.36		.72	.77
10/31/2020	15.84	.20	1.26	1.46	(.14 )	(.54 )	(.68 )	16.62	9.32	1,306.36		.74	1.23
Class R-5E:
10/31/2024	16.63	.31	4.72	5.03	(.27 )	(.20 )	(.47 )	21.19	30.67	952.15		.51	1.55
10/31/2023	16.43	.25	1.10	1.35	(.15 )	(1.00)	(1.15)	16.63	8.59	693.16		.53	1.45
10/31/2022	21.67	.21	(4.51)	(4.30)	(.19 )	(.75 )	(.94 )	16.43	(20.79)	584.15		.52	1.13
10/31/2021	16.63	.20	5.46	5.66	(.15 )	(.47 )	(.62 )	21.67	34.65	635.15		.51	.99
10/31/2020	15.84	.23	1.27	1.50	(.17 )	(.54 )	(.71 )	16.63	9.58	500.16		.54	1.47
Class R-5:
10/31/2024	16.88	.34	4.79	5.13	(.29 )	(.20 )	(.49 )	21.52	30.80	406.06		.42	1.70
10/31/2023	16.66	.27	1.11	1.38	(.16 )	(1.00)	(1.16)	16.88	8.70	327.06		.43	1.57
10/31/2022	21.96	.23	(4.57)	(4.34)	(.21 )	(.75 )	(.96 )	16.66	(20.70)	315.06		.43	1.24
10/31/2021	16.84	.22	5.53	5.75	(.16 )	(.47 )	(.63 )	21.96	34.79	434.06		.42	1.10
10/31/2020	16.03	.26	1.27	1.53	(.18 )	(.54 )	(.72 )	16.84	9.68	317.06		.44	1.61
Class R-6:
10/31/2024	16.82	.34	4.78	5.12	(.30 )	(.20 )	(.50 )	21.44	30.86	24,842.01		.37	1.68
10/31/2023	16.61	.27	1.11	1.38	(.17 )	(1.00)	(1.17)	16.82	8.73	16,836.01		.38	1.58
10/31/2022	21.89	.24	(4.55)	(4.31)	(.22 )	(.75 )	(.97 )	16.61	(20.64)	13,000.01		.38	1.28
10/31/2021	16.79	.23	5.51	5.74	(.17 )	(.47 )	(.64 )	21.89	34.84	13,630.01		.37	1.12
10/31/2020	15.98	.25	1.29	1.54	(.19 )	(.54 )	(.73 )	16.79	9.76	8,138.01		.39	1.53
Refer to the end of the tables for footnotes.

77	American Funds Target Date Retirement Series

Financial highlights (continued)
2045 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
10/31/2024	$17.00	$.30	$4.74	$5.04	$(.26 )	$(.20 )	$(.46 )	$21.58	30.08%	$2,825	.34%	.70%	1.47%
10/31/2023	16.80	.24	1.05	1.29	(.14 )	(.95 )	(1.09)	17.00	8.01	2,120.34		.70	1.35
10/31/2022	21.99	.20	(4.41)	(4.21)	(.15 )	(.83 )	(.98 )	16.80	(20.08)	1,843.33		.69	1.06
10/31/2021	16.96	.18	5.46	5.64	(.14 )	(.47 )	(.61 )	21.99	33.82	2,142.32		.68	.89
10/31/2020	16.20	.21	1.25	1.46	(.16 )	(.54 )	(.70 )	16.96	9.14	1,507.34		.72	1.29
Class C:
10/31/2024	16.51	.15	4.60	4.75	(.13 )	(.20 )	(.33 )	20.93	29.09	173	1.07	1.43	.76
10/31/2023	16.33	.11	1.03	1.14	(.01 )	(.95 )	(.96 )	16.51	7.26	146	1.08	1.44	.62
10/31/2022	21.41	.06	(4.30)	(4.24)	(.01 )	(.83 )	(.84 )	16.33	(20.67)	138	1.07	1.43	.32
10/31/2021	16.55	.03	5.32	5.35	(.02 )	(.47 )	(.49 )	21.41	32.80	166	1.07	1.43	.15
10/31/2020	15.83	.09	1.22	1.31	(.05 )	(.54 )	(.59 )	16.55	8.39	117	1.09	1.47	.55
Class T:
10/31/2024	17.05	.35	4.75	5.10	(.31 )	(.20 )	(.51 )	21.64	30.39 [10]	— [11]	.09 [10]	.45 [10]	1.74 [10]
10/31/2023	16.84	.29	1.05	1.34	(.18 )	(.95 )	(1.13)	17.05	8.34 [10]	— [11]	.06 [10]	.42 [10]	1.68 [10]
10/31/2022	22.03	.25	(4.42)	(4.17)	(.19 )	(.83 )	(1.02)	16.84	(19.90)[10]	— [11]	.08 [10]	.44 [10]	1.32 [10]
10/31/2021	16.98	.22	5.47	5.69	(.17 )	(.47 )	(.64 )	22.03	34.12 [10]	— [11]	.14 [10]	.50 [10]	1.09 [10]
10/31/2020	16.21	.25	1.25	1.50	(.19 )	(.54 )	(.73 )	16.98	9.39 [10]	— [11]	.15 [10]	.53 [10]	1.52 [10]
Class F-1:
10/31/2024	16.86	.29	4.70	4.99	(.25 )	(.20 )	(.45 )	21.40	30.04	123.37		.73	1.44
10/31/2023	16.67	.23	1.04	1.27	(.13 )	(.95 )	(1.08)	16.86	7.97	95.37		.73	1.34
10/31/2022	21.83	.19	(4.37)	(4.18)	(.15 )	(.83 )	(.98 )	16.67	(20.12)	88.38		.74	1.01
10/31/2021	16.85	.17	5.42	5.59	(.14 )	(.47 )	(.61 )	21.83	33.76	99.37		.73	.83
10/31/2020	16.09	.20	1.25	1.45	(.15 )	(.54 )	(.69 )	16.85	9.18	57.37		.75	1.24
Class F-2:
10/31/2024	17.04	.34	4.75	5.09	(.30 )	(.20 )	(.50 )	21.63	30.36	189.09		.45	1.69
10/31/2023	16.83	.28	1.06	1.34	(.18 )	(.95 )	(1.13)	17.04	8.33	133.10		.46	1.59
10/31/2022	22.03	.24	(4.41)	(4.17)	(.20 )	(.83 )	(1.03)	16.83	(19.91)	114.09		.45	1.29
10/31/2021	16.99	.23	5.46	5.69	(.18 )	(.47 )	(.65 )	22.03	34.11	127.09		.45	1.11
10/31/2020	16.22	.25	1.26	1.51	(.20 )	(.54 )	(.74 )	16.99	9.44	77.10		.48	1.54
Class F-3:
10/31/2024	17.07	.35	4.77	5.12	(.32 )	(.20 )	(.52 )	21.67	30.47	18.01		.37	1.74
10/31/2023	16.86	.29	1.07	1.36	(.20 )	(.95 )	(1.15)	17.07	8.42	12.01		.37	1.69
10/31/2022	22.06	.26	(4.41)	(4.15)	(.22 )	(.83 )	(1.05)	16.86	(19.83)	9.01		.37	1.39
10/31/2021	17.01	.24	5.47	5.71	(.19 )	(.47 )	(.66 )	22.06	34.22	11.01		.37	1.17
10/31/2020	16.23	.25	1.28	1.53	(.21 )	(.54 )	(.75 )	17.01	9.57	5.01		.39	1.54
Class R-1:
10/31/2024	16.47	.14	4.59	4.73	(.13 )	(.20 )	(.33 )	20.87	29.06	33	1.10	1.46	.71
10/31/2023	16.29	.10	1.04	1.14	(.01 )	(.95 )	(.96 )	16.47	7.25	26	1.10	1.46	.59
10/31/2022	21.37	.05	(4.29)	(4.24)	(.01 )	(.83 )	(.84 )	16.29	(20.71)	22	1.10	1.46	.29
10/31/2021	16.53	.02	5.32	5.34	(.03 )	(.47 )	(.50 )	21.37	32.79	28	1.11	1.47	.11
10/31/2020	15.81	.07	1.23	1.30	(.04 )	(.54 )	(.58 )	16.53	8.30	17	1.13	1.51	.47
Class R-2:
10/31/2024	16.41	.14	4.57	4.71	(.13 )	(.20 )	(.33 )	20.79	29.04	1,282	1.10	1.46	.72
10/31/2023	16.24	.10	1.03	1.13	(.01 )	(.95 )	(.96 )	16.41	7.20	1,000	1.10	1.46	.60
10/31/2022	21.29	.05	(4.27)	(4.22)	—	(.83 )	(.83 )	16.24	(20.68)	914	1.11	1.47	.29
10/31/2021	16.46	.02	5.29	5.31	(.01 )	(.47 )	(.48 )	21.29	32.75	1,130	1.10	1.46	.12
10/31/2020	15.75	.09	1.20	1.29	(.04 )	(.54 )	(.58 )	16.46	8.30	859	1.11	1.49	.55
Class R-2E:
10/31/2024	16.62	.21	4.62	4.83	(.18 )	(.20 )	(.38 )	21.07	29.44	294.81		1.17	1.06
10/31/2023	16.43	.17	1.02	1.19	(.05 )	(.95 )	(1.00)	16.62	7.56	244.81		1.17	1.00
10/31/2022	21.53	.11	(4.32)	(4.21)	(.06 )	(.83 )	(.89 )	16.43	(20.45)	272.81		1.17	.59
10/31/2021	16.63	.08	5.35	5.43	(.06 )	(.47 )	(.53 )	21.53	33.16	339.81		1.17	.41
10/31/2020	15.90	.13	1.23	1.36	(.09 )	(.54 )	(.63 )	16.63	8.68	241.81		1.19	.83
Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	78

Financial highlights (continued)
2045 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
10/31/2024	$16.72	$.23	$4.66	$4.89	$(.21 )	$(.20 )	$(.41 )	$21.20	29.62%	$1,884	.65%	1.01%	1.16%
10/31/2023	16.53	.18	1.04	1.22	(.08 )	(.95 )	(1.03)	16.72	7.70	1,429.66		1.02	1.04
10/31/2022	21.65	.14	(4.35)	(4.21)	(.08 )	(.83 )	(.91 )	16.53	(20.34)	1,273.66		1.02	.73
10/31/2021	16.71	.11	5.38	5.49	(.08 )	(.47 )	(.55 )	21.65	33.41	1,546.66		1.02	.56
10/31/2020	15.97	.16	1.23	1.39	(.11 )	(.54 )	(.65 )	16.71	8.83	1,143.66		1.04	.99
Class R-4:
10/31/2024	16.97	.29	4.74	5.03	(.26 )	(.20 )	(.46 )	21.54	30.06	1,766.35		.71	1.46
10/31/2023	16.77	.23	1.05	1.28	(.13 )	(.95 )	(1.08)	16.97	7.98	1,394.36		.72	1.34
10/31/2022	21.94	.20	(4.40)	(4.20)	(.14 )	(.83 )	(.97 )	16.77	(20.08)	1,225.36		.72	1.04
10/31/2021	16.91	.17	5.45	5.62	(.12 )	(.47 )	(.59 )	21.94	33.82	1,623.36		.72	.84
10/31/2020	16.15	.21	1.24	1.45	(.15 )	(.54 )	(.69 )	16.91	9.15	1,544.36		.74	1.29
Class R-5E:
10/31/2024	16.96	.33	4.72	5.05	(.29 )	(.20 )	(.49 )	21.52	30.26	1,098.15		.51	1.64
10/31/2023	16.76	.27	1.05	1.32	(.17 )	(.95 )	(1.12)	16.96	8.24	810.16		.52	1.55
10/31/2022	21.93	.23	(4.39)	(4.16)	(.18 )	(.83 )	(1.01)	16.76	(19.93)	722.15		.51	1.23
10/31/2021	16.91	.21	5.45	5.66	(.17 )	(.47 )	(.64 )	21.93	34.09	779.15		.51	1.06
10/31/2020	16.15	.25	1.23	1.48	(.18 )	(.54 )	(.72 )	16.91	9.34	602.16		.54	1.55
Class R-5:
10/31/2024	17.23	.36	4.80	5.16	(.31 )	(.20 )	(.51 )	21.88	30.42	456.06		.42	1.78
10/31/2023	17.01	.29	1.07	1.36	(.19 )	(.95 )	(1.14)	17.23	8.34	365.06		.42	1.67
10/31/2022	22.25	.25	(4.45)	(4.20)	(.21 )	(.83 )	(1.04)	17.01	(19.88)	357.06		.42	1.32
10/31/2021	17.15	.24	5.51	5.75	(.18 )	(.47 )	(.65 )	22.25	34.17	486.06		.42	1.17
10/31/2020	16.36	.27	1.26	1.53	(.20 )	(.54 )	(.74 )	17.15	9.50	361.06		.44	1.67
Class R-6:
10/31/2024	17.16	.36	4.78	5.14	(.32 )	(.20 )	(.52 )	21.78	30.43	27,300.01		.37	1.78
10/31/2023	16.94	.29	1.08	1.37	(.20 )	(.95 )	(1.15)	17.16	8.44	18,865.01		.37	1.67
10/31/2022	22.16	.26	(4.43)	(4.17)	(.22 )	(.83 )	(1.05)	16.94	(19.83)	14,930.01		.37	1.37
10/31/2021	17.08	.25	5.49	5.74	(.19 )	(.47 )	(.66 )	22.16	34.26	15,677.01		.37	1.20
10/31/2020	16.30	.26	1.27	1.53	(.21 )	(.54 )	(.75 )	17.08	9.53	9,561.01		.39	1.59
Refer to the end of the tables for footnotes.

79	American Funds Target Date Retirement Series

Financial highlights (continued)
2040 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
10/31/2024	$16.65	$.31	$4.46	$4.77	$(.27 )	$(.19 )	$(.46 )	$20.96	29.07%	$3,558	.34%	.69%	1.58%
10/31/2023	16.43	.26	.98	1.24	(.17 )	(.85 )	(1.02)	16.65	7.82	2,704.35		.71	1.53
10/31/2022	21.41	.21	(4.17)	(3.96)	(.16 )	(.86 )	(1.02)	16.43	(19.48)	2,406.33		.68	1.16
10/31/2021	16.64	.19	5.18	5.37	(.14 )	(.46 )	(.60 )	21.41	32.90	2,845.33		.68	.96
10/31/2020	15.92	.22	1.19	1.41	(.16 )	(.53 )	(.69 )	16.64	9.02	2,039.34		.71	1.36
Class C:
10/31/2024	16.18	.17	4.33	4.50	(.14 )	(.19 )	(.33 )	20.35	28.12	197	1.08	1.43	.87
10/31/2023	15.99	.13	.95	1.08	(.04 )	(.85 )	(.89 )	16.18	6.98	170	1.08	1.44	.81
10/31/2022	20.86	.08	(4.07)	(3.99)	(.02 )	(.86 )	(.88 )	15.99	(20.03)	163	1.08	1.43	.42
10/31/2021	16.24	.04	5.07	5.11	(.03 )	(.46 )	(.49 )	20.86	31.94	200	1.07	1.42	.21
10/31/2020	15.57	.10	1.16	1.26	(.06 )	(.53 )	(.59 )	16.24	8.19	142	1.09	1.46	.61
Class T:
10/31/2024	16.70	.36	4.47	4.83	(.32 )	(.19 )	(.51 )	21.02	29.38 [10]	— [11]	.09 [10]	.44 [10]	1.85 [10]
10/31/2023	16.47	.32	.97	1.29	(.21 )	(.85 )	(1.06)	16.70	8.14 [10]	— [11]	.06 [10]	.42 [10]	1.87 [10]
10/31/2022	21.45	.26	(4.18)	(3.92)	(.20 )	(.86 )	(1.06)	16.47	(19.29)[10]	— [11]	.08 [10]	.43 [10]	1.43 [10]
10/31/2021	16.66	.23	5.19	5.42	(.17 )	(.46 )	(.63 )	21.45	33.19 [10]	— [11]	.14 [10]	.49 [10]	1.16 [10]
10/31/2020	15.94	.25	1.19	1.44	(.19 )	(.53 )	(.72 )	16.66	9.21 [10]	— [11]	.15 [10]	.52 [10]	1.58 [10]
Class F-1:
10/31/2024	16.52	.30	4.43	4.73	(.27 )	(.19 )	(.46 )	20.79	29.02	197.37		.72	1.54
10/31/2023	16.30	.26	.97	1.23	(.16 )	(.85 )	(1.01)	16.52	7.83	144.37		.73	1.53
10/31/2022	21.25	.20	(4.14)	(3.94)	(.15 )	(.86 )	(1.01)	16.30	(19.50)	138.38		.73	1.11
10/31/2021	16.53	.18	5.15	5.33	(.15 )	(.46 )	(.61 )	21.25	32.82	163.37		.72	.90
10/31/2020	15.82	.21	1.19	1.40	(.16 )	(.53 )	(.69 )	16.53	9.01	102.37		.74	1.30
Class F-2:
10/31/2024	16.67	.36	4.46	4.82	(.31 )	(.19 )	(.50 )	20.99	29.39	245.09		.44	1.82
10/31/2023	16.45	.30	.98	1.28	(.21 )	(.85 )	(1.06)	16.67	8.08	175.10		.46	1.77
10/31/2022	21.43	.25	(4.16)	(3.91)	(.21 )	(.86 )	(1.07)	16.45	(19.27)	148.09		.44	1.39
10/31/2021	16.65	.23	5.19	5.42	(.18 )	(.46 )	(.64 )	21.43	33.23	160.09		.44	1.18
10/31/2020	15.93	.25	1.20	1.45	(.20 )	(.53 )	(.73 )	16.65	9.28	98.09		.46	1.59
Class F-3:
10/31/2024	16.72	.36	4.50	4.86	(.33 )	(.19 )	(.52 )	21.06	29.53	33.01		.36	1.82
10/31/2023	16.50	.32	.98	1.30	(.23 )	(.85 )	(1.08)	16.72	8.16	20.01		.37	1.90
10/31/2022	21.49	.27	(4.18)	(3.91)	(.22 )	(.86 )	(1.08)	16.50	(19.20)	17.01		.36	1.47
10/31/2021	16.69	.25	5.21	5.46	(.20 )	(.46 )	(.66 )	21.49	33.36	17.01		.36	1.27
10/31/2020	15.97	.26	1.20	1.46	(.21 )	(.53 )	(.74 )	16.69	9.33	8.01		.38	1.59
Class R-1:
10/31/2024	16.18	.16	4.34	4.50	(.15 )	(.19 )	(.34 )	20.34	28.08	41	1.10	1.45	.82
10/31/2023	15.98	.13	.96	1.09	(.04 )	(.85 )	(.89 )	16.18	7.04	32	1.10	1.46	.78
10/31/2022	20.86	.07	(4.08)	(4.01)	(.01 )	(.86 )	(.87 )	15.98	(20.10)	29	1.10	1.45	.39
10/31/2021	16.25	.03	5.07	5.10	(.03 )	(.46 )	(.49 )	20.86	31.87	33	1.11	1.46	.17
10/31/2020	15.56	.09	1.16	1.25	(.03 )	(.53 )	(.56 )	16.25	8.16	22	1.14	1.51	.58
Class R-2:
10/31/2024	16.12	.16	4.33	4.49	(.15 )	(.19 )	(.34 )	20.27	28.14	1,467	1.10	1.45	.83
10/31/2023	15.93	.13	.95	1.08	(.04 )	(.85 )	(.89 )	16.12	6.96	1,167	1.10	1.46	.79
10/31/2022	20.78	.07	(4.05)	(3.98)	(.01 )	(.86 )	(.87 )	15.93	(20.05)	1,082	1.11	1.46	.40
10/31/2021	16.19	.04	5.03	5.07	(.02 )	(.46 )	(.48 )	20.78	31.82	1,355	1.10	1.45	.20
10/31/2020	15.51	.09	1.17	1.26	(.05 )	(.53 )	(.58 )	16.19	8.21	1,040	1.11	1.48	.60
Class R-2E:
10/31/2024	16.28	.22	4.37	4.59	(.20 )	(.19 )	(.39 )	20.48	28.52	341.81		1.16	1.18
10/31/2023	16.09	.18	.95	1.13	(.09 )	(.85 )	(.94 )	16.28	7.24	289.81		1.17	1.10
10/31/2022	20.98	.12	(4.08)	(3.96)	(.07 )	(.86 )	(.93 )	16.09	(19.81)	265.81		1.16	.69
10/31/2021	16.32	.09	5.10	5.19	(.07 )	(.46 )	(.53 )	20.98	32.31	330.80		1.15	.49
10/31/2020	15.65	.14	1.16	1.30	(.10 )	(.53 )	(.63 )	16.32	8.42	240.81		1.18	.89
Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	80

Financial highlights (continued)
2040 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
10/31/2024	$16.41	$.25	$4.40	$4.65	$(.22 )	$(.19 )	$(.41 )	$20.65	28.70%	$2,182	.65%	1.00%	1.28%
10/31/2023	16.21	.21	.96	1.17	(.12 )	(.85 )	(.97 )	16.41	7.42	1,764.66		1.02	1.23
10/31/2022	21.12	.15	(4.11)	(3.96)	(.09 )	(.86 )	(.95 )	16.21	(19.67)	1,605.66		1.01	.84
10/31/2021	16.43	.12	5.12	5.24	(.09 )	(.46 )	(.55 )	21.12	32.45	1,981.66		1.01	.64
10/31/2020	15.74	.17	1.17	1.34	(.12 )	(.53 )	(.65 )	16.43	8.61	1,518.66		1.03	1.05
Class R-4:
10/31/2024	16.62	.31	4.45	4.76	(.27 )	(.19 )	(.46 )	20.92	29.05	2,154.35		.70	1.58
10/31/2023	16.39	.26	.98	1.24	(.16 )	(.85 )	(1.01)	16.62	7.85	1,739.36		.72	1.53
10/31/2022	21.35	.21	(4.16)	(3.95)	(.15 )	(.86 )	(1.01)	16.39	(19.48)	1,570.36		.71	1.15
10/31/2021	16.59	.18	5.17	5.35	(.13 )	(.46 )	(.59 )	21.35	32.85	2,168.36		.71	.91
10/31/2020	15.88	.22	1.18	1.40	(.16 )	(.53 )	(.69 )	16.59	8.96	1,930.36		.73	1.35
Class R-5E:
10/31/2024	16.61	.34	4.46	4.80	(.30 )	(.19 )	(.49 )	20.92	29.37	1,287.15		.50	1.76
10/31/2023	16.40	.29	.97	1.26	(.20 )	(.85 )	(1.05)	16.61	7.98	1,001.16		.52	1.73
10/31/2022	21.36	.24	(4.15)	(3.91)	(.19 )	(.86 )	(1.05)	16.40	(19.31)	898.15		.50	1.33
10/31/2021	16.60	.22	5.18	5.40	(.18 )	(.46 )	(.64 )	21.36	33.14	965.15		.50	1.13
10/31/2020	15.88	.26	1.18	1.44	(.19 )	(.53 )	(.72 )	16.60	9.22	783.16		.53	1.64
Class R-5:
10/31/2024	16.86	.38	4.51	4.89	(.32 )	(.19 )	(.51 )	21.24	29.46	508.06		.41	1.90
10/31/2023	16.63	.32	.98	1.30	(.22 )	(.85 )	(1.07)	16.86	8.10	415.06		.42	1.87
10/31/2022	21.64	.27	(4.21)	(3.94)	(.21 )	(.86 )	(1.07)	16.63	(19.20)	433.06		.41	1.44
10/31/2021	16.81	.25	5.23	5.48	(.19 )	(.46 )	(.65 )	21.64	33.24	585.06		.41	1.24
10/31/2020	16.08	.28	1.19	1.47	(.21 )	(.53 )	(.74 )	16.81	9.27	454.06		.43	1.73
Class R-6:
10/31/2024	16.79	.37	4.51	4.88	(.33 )	(.19 )	(.52 )	21.15	29.52	32,199.01		.36	1.90
10/31/2023	16.57	.32	.98	1.30	(.23 )	(.85 )	(1.08)	16.79	8.13	22,923.01		.37	1.85
10/31/2022	21.57	.27	(4.19)	(3.92)	(.22 )	(.86 )	(1.08)	16.57	(19.18)	18,540.01		.36	1.48
10/31/2021	16.75	.25	5.23	5.48	(.20 )	(.46 )	(.66 )	21.57	33.36	19,892.01		.36	1.27
10/31/2020	16.02	.27	1.20	1.47	(.21 )	(.53 )	(.74 )	16.75	9.36	12,454.01		.38	1.65
Refer to the end of the tables for footnotes.

81	American Funds Target Date Retirement Series

Financial highlights (continued)
2035 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
10/31/2024	$15.99	$.36	$3.74	$4.10	$(.30 )	$(.16 )	$(.46 )	$19.63	25.99%	$4,044	.34%	.67%	1.95%
10/31/2023	15.81	.32	.70	1.02	(.22 )	(.62 )	(.84 )	15.99	6.63	3,157.35		.69	1.96
10/31/2022	20.32	.24	(3.73)	(3.49)	(.17 )	(.85 )	(1.02)	15.81	(18.12)	2,829.33		.67	1.37
10/31/2021	16.21	.20	4.54	4.74	(.18 )	(.45 )	(.63 )	20.32	29.81	3,281.33		.67	1.05
10/31/2020	15.54	.22	1.12	1.34	(.18 )	(.49 )	(.67 )	16.21	8.72	2,364.35		.71	1.41
Class C:
10/31/2024	15.57	.22	3.65	3.87	(.18 )	(.16 )	(.34 )	19.10	25.07	224	1.08	1.41	1.23
10/31/2023	15.40	.20	.69	.89	(.10 )	(.62 )	(.72 )	15.57	5.86	191	1.09	1.43	1.24
10/31/2022	19.83	.11	(3.66)	(3.55)	(.03 )	(.85 )	(.88 )	15.40	(18.74)	188	1.08	1.42	.63
10/31/2021	15.84	.06	4.44	4.50	(.06 )	(.45 )	(.51 )	19.83	28.92	232	1.07	1.41	.31
10/31/2020	15.22	.10	1.08	1.18	(.07 )	(.49 )	(.56 )	15.84	7.84	168	1.09	1.45	.66
Class T:
10/31/2024	16.04	.41	3.75	4.16	(.35 )	(.16 )	(.51 )	19.69	26.31 [10]	— [11]	.09 [10]	.42 [10]	2.21 [10]
10/31/2023	15.85	.38	.69	1.07	(.26 )	(.62 )	(.88 )	16.04	6.95 [10]	— [11]	.05 [10]	.39 [10]	2.30 [10]
10/31/2022	20.36	.29	(3.74)	(3.45)	(.21 )	(.85 )	(1.06)	15.85	(17.92)[10]	— [11]	.09 [10]	.43 [10]	1.63 [10]
10/31/2021	16.23	.24	4.55	4.79	(.21 )	(.45 )	(.66 )	20.36	30.12 [10]	— [11]	.14 [10]	.48 [10]	1.26 [10]
10/31/2020	15.57	.26	1.10	1.36	(.21 )	(.49 )	(.70 )	16.23	8.84 [10]	— [11]	.15 [10]	.51 [10]	1.64 [10]
Class F-1:
10/31/2024	15.87	.35	3.72	4.07	(.30 )	(.16 )	(.46 )	19.48	25.96	229.37		.70	1.93
10/31/2023	15.69	.32	.70	1.02	(.22 )	(.62 )	(.84 )	15.87	6.62	183.37		.71	1.96
10/31/2022	20.19	.23	(3.72)	(3.49)	(.16 )	(.85 )	(1.01)	15.69	(18.21)	173.38		.72	1.32
10/31/2021	16.11	.19	4.52	4.71	(.18 )	(.45 )	(.63 )	20.19	29.83	203.37		.71	1.00
10/31/2020	15.46	.21	1.10	1.31	(.17 )	(.49 )	(.66 )	16.11	8.62	124.37		.73	1.36
Class F-2:
10/31/2024	16.01	.41	3.74	4.15	(.34 )	(.16 )	(.50 )	19.66	26.31	297.09		.42	2.19
10/31/2023	15.83	.36	.70	1.06	(.26 )	(.62 )	(.88 )	16.01	6.89	223.10		.44	2.21
10/31/2022	20.35	.28	(3.73)	(3.45)	(.22 )	(.85 )	(1.07)	15.83	(17.95)	197.09		.43	1.61
10/31/2021	16.22	.24	4.56	4.80	(.22 )	(.45 )	(.67 )	20.35	30.21	222.09		.43	1.28
10/31/2020	15.56	.26	1.10	1.36	(.21 )	(.49 )	(.70 )	16.22	8.90	135.09		.45	1.65
Class F-3:
10/31/2024	16.05	.42	3.76	4.18	(.36 )	(.16 )	(.52 )	19.71	26.41	41.01		.34	2.28
10/31/2023	15.87	.39	.69	1.08	(.28 )	(.62 )	(.90 )	16.05	6.97	33.01		.35	2.36
10/31/2022	20.39	.30	(3.74)	(3.44)	(.23 )	(.85 )	(1.08)	15.87	(17.85)	32.01		.35	1.69
10/31/2021	16.25	.26	4.56	4.82	(.23 )	(.45 )	(.68 )	20.39	30.31	32.01		.35	1.35
10/31/2020	15.58	.27	1.11	1.38	(.22 )	(.49 )	(.71 )	16.25	9.03	16.01		.37	1.74
Class R-1:
10/31/2024	15.45	.22	3.62	3.84	(.19 )	(.16 )	(.35 )	18.94	25.07	42	1.10	1.43	1.21
10/31/2023	15.30	.19	.68	.87	(.10 )	(.62 )	(.72 )	15.45	5.82	34	1.10	1.44	1.22
10/31/2022	19.71	.10	(3.63)	(3.53)	(.03 )	(.85 )	(.88 )	15.30	(18.77)	31	1.10	1.44	.59
10/31/2021	15.76	.05	4.43	4.48	(.08 )	(.45 )	(.53 )	19.71	28.91	35	1.11	1.45	.28
10/31/2020	15.14	.10	1.07	1.17	(.06 )	(.49 )	(.55 )	15.76	7.80	22	1.13	1.49	.63
Class R-2:
10/31/2024	15.50	.22	3.63	3.85	(.18 )	(.16 )	(.34 )	19.01	25.08	1,659	1.10	1.43	1.20
10/31/2023	15.34	.19	.68	.87	(.09 )	(.62 )	(.71 )	15.50	5.79	1,361	1.10	1.44	1.22
10/31/2022	19.75	.10	(3.64)	(3.54)	(.02 )	(.85 )	(.87 )	15.34	(18.76)	1,283	1.11	1.45	.60
10/31/2021	15.78	.05	4.43	4.48	(.06 )	(.45 )	(.51 )	19.75	28.86	1,618	1.10	1.44	.30
10/31/2020	15.16	.10	1.08	1.18	(.07 )	(.49 )	(.56 )	15.78	7.83	1,287	1.11	1.47	.66
Class R-2E:
10/31/2024	15.62	.28	3.64	3.92	(.23 )	(.16 )	(.39 )	19.15	25.38	405.81		1.14	1.54
10/31/2023	15.45	.25	.68	.93	(.14 )	(.62 )	(.76 )	15.62	6.16	347.81		1.15	1.58
10/31/2022	19.89	.15	(3.66)	(3.51)	(.08 )	(.85 )	(.93 )	15.45	(18.53)	363.81		1.15	.90
10/31/2021	15.88	.11	4.45	4.56	(.10 )	(.45 )	(.55 )	19.89	29.27	445.80		1.14	.59
10/31/2020	15.25	.15	1.08	1.23	(.11 )	(.49 )	(.60 )	15.88	8.19	331.81		1.17	.95
Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	82

Financial highlights (continued)
2035 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
10/31/2024	$15.75	$.30	$3.69	$3.99	$(.25 )	$(.16 )	$(.41 )	$19.33	25.64%	$2,596	.65%	.98%	1.64%
10/31/2023	15.58	.27	.69	.96	(.17 )	(.62 )	(.79 )	15.75	6.28	2,059.66		1.00	1.66
10/31/2022	20.04	.18	(3.68)	(3.50)	(.11 )	(.85 )	(.96 )	15.58	(18.39)	1,924.66		1.00	1.05
10/31/2021	16.00	.14	4.48	4.62	(.13 )	(.45 )	(.58 )	20.04	29.40	2,363.66		1.00	.73
10/31/2020	15.36	.17	1.09	1.26	(.13 )	(.49 )	(.62 )	16.00	8.31	1,811.66		1.02	1.10
Class R-4:
10/31/2024	15.95	.36	3.74	4.10	(.30 )	(.16 )	(.46 )	19.59	26.04	2,412.35		.68	1.94
10/31/2023	15.77	.32	.70	1.02	(.22 )	(.62 )	(.84 )	15.95	6.60	2,004.36		.70	1.95
10/31/2022	20.27	.24	(3.73)	(3.49)	(.16 )	(.85 )	(1.01)	15.77	(18.15)	1,815.36		.70	1.35
10/31/2021	16.16	.19	4.53	4.72	(.16 )	(.45 )	(.61 )	20.27	29.82	2,372.36		.70	1.01
10/31/2020	15.50	.22	1.10	1.32	(.17 )	(.49 )	(.66 )	16.16	8.66	2,204.36		.72	1.41
Class R-5E:
10/31/2024	15.96	.39	3.74	4.13	(.33 )	(.16 )	(.49 )	19.60	26.26	1,298.15		.48	2.12
10/31/2023	15.79	.36	.68	1.04	(.25 )	(.62 )	(.87 )	15.96	6.77	1,010.16		.50	2.19
10/31/2022	20.29	.27	(3.72)	(3.45)	(.20 )	(.85 )	(1.05)	15.79	(17.97)	963.15		.49	1.54
10/31/2021	16.18	.23	4.54	4.77	(.21 )	(.45 )	(.66 )	20.29	30.10	1,044.15		.49	1.22
10/31/2020	15.51	.27	1.09	1.36	(.20 )	(.49 )	(.69 )	16.18	8.89	835.16		.52	1.74
Class R-5:
10/31/2024	16.18	.42	3.79	4.21	(.35 )	(.16 )	(.51 )	19.88	26.39	652.06		.39	2.25
10/31/2023	15.99	.38	.70	1.08	(.27 )	(.62 )	(.89 )	16.18	6.92	533.06		.40	2.28
10/31/2022	20.54	.29	(3.77)	(3.48)	(.22 )	(.85 )	(1.07)	15.99	(17.91)	523.06		.40	1.64
10/31/2021	16.37	.26	4.58	4.84	(.22 )	(.45 )	(.67 )	20.54	30.21	667.06		.40	1.34
10/31/2020	15.69	.28	1.11	1.39	(.22 )	(.49 )	(.71 )	16.37	8.98	515.06		.42	1.77
Class R-6:
10/31/2024	16.11	.42	3.78	4.20	(.36 )	(.16 )	(.52 )	19.79	26.43	34,582.01		.34	2.27
10/31/2023	15.93	.38	.70	1.08	(.28 )	(.62 )	(.90 )	16.11	6.94	25,186.01		.35	2.28
10/31/2022	20.46	.30	(3.75)	(3.45)	(.23 )	(.85 )	(1.08)	15.93	(17.84)	20,771.01		.35	1.68
10/31/2021	16.31	.26	4.57	4.83	(.23 )	(.45 )	(.68 )	20.46	30.26	22,055.01		.35	1.36
10/31/2020	15.63	.27	1.12	1.39	(.22 )	(.49 )	(.71 )	16.31	9.07	14,062.01		.37	1.71
Refer to the end of the tables for footnotes.

83	American Funds Target Date Retirement Series

Financial highlights (continued)
2030 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
10/31/2024	$14.84	$.38	$3.00	$3.38	$(.32 )	$(.11 )	$(.43 )	$17.79	23.11%	$4,587	.34%	.66%	2.25%
10/31/2023	14.70	.35	.43	.78	(.26 )	(.38 )	(.64 )	14.84	5.38	3,765.35		.67	2.33
10/31/2022	18.71	.26	(3.12)	(2.86)	(.17 )	(.98 )	(1.15)	14.70	(16.35)	3,540.33		.65	1.61
10/31/2021	15.58	.21	3.52	3.73	(.23 )	(.37 )	(.60 )	18.71	24.40	4,118.34		.66	1.19
10/31/2020	15.05	.23	.90	1.13	(.20 )	(.40 )	(.60 )	15.58	7.61	3,083.35		.69	1.53
Class C:
10/31/2024	14.44	.25	2.91	3.16	(.20 )	(.11 )	(.31 )	17.29	22.15	238	1.07	1.39	1.53
10/31/2023	14.31	.24	.41	.65	(.14 )	(.38 )	(.52 )	14.44	4.60	221	1.08	1.40	1.61
10/31/2022	18.24	.14	(3.04)	(2.90)	(.05 )	(.98 )	(1.03)	14.31	(16.92)	226	1.08	1.40	.87
10/31/2021	15.22	.08	3.43	3.51	(.12 )	(.37 )	(.49 )	18.24	23.43	272	1.07	1.39	.46
10/31/2020	14.73	.12	.87	.99	(.10 )	(.40 )	(.50 )	15.22	6.80	208	1.09	1.43	.80
Class T:
10/31/2024	14.87	.42	3.02	3.44	(.37 )	(.11 )	(.48 )	17.83	23.48 [10]	— [11]	.09 [10]	.41 [10]	2.51 [10]
10/31/2023	14.73	.41	.41	.82	(.30 )	(.38 )	(.68 )	14.87	5.65 [10]	— [11]	.05 [10]	.37 [10]	2.66 [10]
10/31/2022	18.73	.31	(3.12)	(2.81)	(.21 )	(.98 )	(1.19)	14.73	(16.12)[10]	— [11]	.08 [10]	.40 [10]	1.89 [10]
10/31/2021	15.60	.25	3.51	3.76	(.26 )	(.37 )	(.63 )	18.73	24.59 [10]	— [11]	.14 [10]	.46 [10]	1.41 [10]
10/31/2020	15.07	.27	.89	1.16	(.23 )	(.40 )	(.63 )	15.60	7.82 [10]	— [11]	.14 [10]	.48 [10]	1.77 [10]
Class F-1:
10/31/2024	14.70	.37	2.97	3.34	(.31 )	(.11 )	(.42 )	17.62	23.08	188.37		.69	2.21
10/31/2023	14.57	.35	.41	.76	(.25 )	(.38 )	(.63 )	14.70	5.30	152.37		.69	2.31
10/31/2022	18.55	.25	(3.08)	(2.83)	(.17 )	(.98 )	(1.15)	14.57	(16.36)	153.38		.70	1.57
10/31/2021	15.46	.20	3.49	3.69	(.23 )	(.37 )	(.60 )	18.55	24.36	185.37		.69	1.17
10/31/2020	14.95	.22	.89	1.11	(.20 )	(.40 )	(.60 )	15.46	7.53	130.37		.71	1.49
Class F-2:
10/31/2024	14.85	.42	3.00	3.42	(.36 )	(.11 )	(.47 )	17.80	23.39	372.09		.41	2.50
10/31/2023	14.71	.39	.43	.82	(.30 )	(.38 )	(.68 )	14.85	5.64	298.10		.42	2.58
10/31/2022	18.72	.30	(3.11)	(2.81)	(.22 )	(.98 )	(1.20)	14.71	(16.14)	276.09		.41	1.86
10/31/2021	15.59	.25	3.52	3.77	(.27 )	(.37 )	(.64 )	18.72	24.68	310.09		.41	1.43
10/31/2020	15.06	.27	.90	1.17	(.24 )	(.40 )	(.64 )	15.59	7.88	204.09		.43	1.77
Class F-3:
10/31/2024	14.89	.44	3.01	3.45	(.37 )	(.11 )	(.48 )	17.86	23.57	41.01		.33	2.60
10/31/2023	14.75	.40	.43	.83	(.31 )	(.38 )	(.69 )	14.89	5.73	39.01		.33	2.65
10/31/2022	18.77	.31	(3.12)	(2.81)	(.23 )	(.98 )	(1.21)	14.75	(16.08)	34.01		.33	1.93
10/31/2021	15.63	.27	3.52	3.79	(.28 )	(.37 )	(.65 )	18.77	24.77	33.01		.33	1.49
10/31/2020	15.10	.29	.89	1.18	(.25 )	(.40 )	(.65 )	15.63	7.94	18.01		.35	1.91
Class R-1:
10/31/2024	14.52	.25	2.94	3.19	(.21 )	(.11 )	(.32 )	17.39	22.19	51	1.10	1.42	1.50
10/31/2023	14.39	.24	.41	.65	(.14 )	(.38 )	(.52 )	14.52	4.56	42	1.10	1.42	1.58
10/31/2022	18.34	.13	(3.05)	(2.92)	(.05 )	(.98 )	(1.03)	14.39	(16.96)	41	1.10	1.42	.84
10/31/2021	15.30	.07	3.47	3.54	(.13 )	(.37 )	(.50 )	18.34	23.46	49	1.11	1.43	.42
10/31/2020	14.80	.11	.87	.98	(.08 )	(.40 )	(.48 )	15.30	6.70	31	1.14	1.48	.76
Class R-2:
10/31/2024	14.40	.25	2.91	3.16	(.21 )	(.11 )	(.32 )	17.24	22.17	1,518	1.10	1.42	1.51
10/31/2023	14.27	.23	.42	.65	(.14 )	(.38 )	(.52 )	14.40	4.59	1,316	1.10	1.42	1.58
10/31/2022	18.20	.13	(3.04)	(2.91)	(.04 )	(.98 )	(1.02)	14.27	(17.03)	1,279	1.11	1.43	.85
10/31/2021	15.18	.08	3.43	3.51	(.12 )	(.37 )	(.49 )	18.20	23.46	1,600	1.10	1.42	.45
10/31/2020	14.69	.12	.87	.99	(.10 )	(.40 )	(.50 )	15.18	6.77	1,365	1.11	1.45	.80
Class R-2E:
10/31/2024	14.52	.30	2.93	3.23	(.25 )	(.11 )	(.36 )	17.39	22.54	450.81		1.13	1.82
10/31/2023	14.39	.28	.42	.70	(.19 )	(.38 )	(.57 )	14.52	4.89	393.81		1.13	1.90
10/31/2022	18.33	.18	(3.05)	(2.87)	(.09 )	(.98 )	(1.07)	14.39	(16.70)	391.81		1.13	1.14
10/31/2021	15.29	.13	3.44	3.57	(.16 )	(.37 )	(.53 )	18.33	23.78	483.80		1.12	.73
10/31/2020	14.80	.16	.88	1.04	(.15 )	(.40 )	(.55 )	15.29	7.06	364.81		1.15	1.08
Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	84

Financial highlights (continued)
2030 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
10/31/2024	$14.63	$.32	$2.96	$3.28	$(.27 )	$(.11 )	$(.38 )	$17.53	22.74%	$2,611	.65%	.97%	1.95%
10/31/2023	14.50	.30	.42	.72	(.21 )	(.38 )	(.59 )	14.63	5.00	2,264.66		.98	2.03
10/31/2022	18.46	.21	(3.07)	(2.86)	(.12 )	(.98 )	(1.10)	14.50	(16.58)	2,204.66		.98	1.29
10/31/2021	15.39	.15	3.47	3.62	(.18 )	(.37 )	(.55 )	18.46	23.96	2,722.66		.98	.89
10/31/2020	14.88	.18	.89	1.07	(.16 )	(.40 )	(.56 )	15.39	7.26	2,229.66		1.00	1.24
Class R-4:
10/31/2024	14.81	.38	2.99	3.37	(.32 )	(.11 )	(.43 )	17.75	23.08	2,584.35		.67	2.25
10/31/2023	14.67	.35	.42	.77	(.25 )	(.38 )	(.63 )	14.81	5.34	2,295.36		.68	2.33
10/31/2022	18.67	.26	(3.11)	(2.85)	(.17 )	(.98 )	(1.15)	14.67	(16.36)	2,218.36		.68	1.60
10/31/2021	15.54	.20	3.52	3.72	(.22 )	(.37 )	(.59 )	18.67	24.40	2,924.36		.68	1.16
10/31/2020	15.02	.23	.89	1.12	(.20 )	(.40 )	(.60 )	15.54	7.56	2,680.36		.70	1.54
Class R-5E:
10/31/2024	14.81	.41	2.99	3.40	(.35 )	(.11 )	(.46 )	17.75	23.31	1,329.15		.47	2.43
10/31/2023	14.67	.39	.42	.81	(.29 )	(.38 )	(.67 )	14.81	5.59	1,121.16		.48	2.54
10/31/2022	18.67	.29	(3.11)	(2.82)	(.20 )	(.98 )	(1.18)	14.67	(16.19)	1,118.15		.47	1.79
10/31/2021	15.55	.24	3.51	3.75	(.26 )	(.37 )	(.63 )	18.67	24.61	1,241.15		.47	1.38
10/31/2020	15.02	.28	.88	1.16	(.23 )	(.40 )	(.63 )	15.55	7.81	1,083.16		.50	1.86
Class R-5:
10/31/2024	15.02	.43	3.03	3.46	(.36 )	(.11 )	(.47 )	18.01	23.44	639.06		.38	2.54
10/31/2023	14.87	.41	.42	.83	(.30 )	(.38 )	(.68 )	15.02	5.69	549.06		.38	2.66
10/31/2022	18.91	.31	(3.15)	(2.84)	(.22 )	(.98 )	(1.20)	14.87	(16.11)	591.06		.38	1.89
10/31/2021	15.74	.27	3.54	3.81	(.27 )	(.37 )	(.64 )	18.91	24.73	754.06		.38	1.49
10/31/2020	15.20	.29	.89	1.18	(.24 )	(.40 )	(.64 )	15.74	7.90	627.06		.40	1.89
Class R-6:
10/31/2024	14.95	.44	3.01	3.45	(.37 )	(.11 )	(.48 )	17.92	23.48	34,827.01		.33	2.58
10/31/2023	14.81	.41	.42	.83	(.31 )	(.38 )	(.69 )	14.95	5.71	27,311.01		.33	2.65
10/31/2022	18.83	.31	(3.12)	(2.81)	(.23 )	(.98 )	(1.21)	14.81	(16.03)	23,487.01		.33	1.93
10/31/2021	15.68	.27	3.53	3.80	(.28 )	(.37 )	(.65 )	18.83	24.76	25,045.01		.33	1.51
10/31/2020	15.14	.28	.91	1.19	(.25 )	(.40 )	(.65 )	15.68	7.99	17,000.01		.35	1.85
Refer to the end of the tables for footnotes.

85	American Funds Target Date Retirement Series

Financial highlights (continued)
2025 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
10/31/2024	$13.58	$.41	$2.34	$2.75	$(.34 )	$(.10 )	$(.44 )	$15.89	20.59%	$3,884	.34%	.64%	2.70%
10/31/2023	13.55	.39	.17	.56	(.29 )	(.24 )	(.53 )	13.58	4.18	3,473.35		.66	2.79
10/31/2022	16.86	.28	(2.59)	(2.31)	(.17 )	(.83 )	(1.00)	13.55	(14.61)	3,442.34		.65	1.89
10/31/2021	14.51	.22	2.68	2.90	(.26 )	(.29 )	(.55 )	16.86	20.37	4,067.34		.64	1.35
10/31/2020	14.03	.23	.77	1.00	(.21 )	(.31 )	(.52 )	14.51	7.23	3,172.35		.67	1.64
Class C:
10/31/2024	13.22	.29	2.29	2.58	(.23 )	(.10 )	(.33 )	15.47	19.77	178	1.07	1.37	1.98
10/31/2023	13.20	.28	.16	.44	(.18 )	(.24 )	(.42 )	13.22	3.36	187	1.09	1.40	2.07
10/31/2022	16.45	.17	(2.53)	(2.36)	(.06 )	(.83 )	(.89 )	13.20	(15.24)	207	1.08	1.39	1.16
10/31/2021	14.18	.10	2.62	2.72	(.16 )	(.29 )	(.45 )	16.45	19.47	262	1.08	1.38	.62
10/31/2020	13.73	.12	.76	.88	(.12 )	(.31 )	(.43 )	14.18	6.46	211	1.09	1.41	.90
Class T:
10/31/2024	13.61	.45	2.36	2.81	(.39 )	(.10 )	(.49 )	15.93	20.97 [10]	— [11]	.09 [10]	.39 [10]	2.95 [10]
10/31/2023	13.58	.43	.17	.60	(.33 )	(.24 )	(.57 )	13.61	4.46 [10]	— [11]	.06 [10]	.37 [10]	3.10 [10]
10/31/2022	16.89	.33	(2.60)	(2.27)	(.21 )	(.83 )	(1.04)	13.58	(14.42)[10]	— [11]	.08 [10]	.39 [10]	2.18 [10]
10/31/2021	14.53	.25	2.69	2.94	(.29 )	(.29 )	(.58 )	16.89	20.64 [10]	— [11]	.14 [10]	.44 [10]	1.57 [10]
10/31/2020	14.05	.26	.77	1.03	(.24 )	(.31 )	(.55 )	14.53	7.44 [10]	— [11]	.14 [10]	.46 [10]	1.87 [10]
Class F-1:
10/31/2024	13.46	.40	2.33	2.73	(.34 )	(.10 )	(.44 )	15.75	20.59	102.37		.67	2.66
10/31/2023	13.43	.39	.16	.55	(.28 )	(.24 )	(.52 )	13.46	4.18	90.36		.67	2.79
10/31/2022	16.73	.28	(2.58)	(2.30)	(.17 )	(.83 )	(1.00)	13.43	(14.70)	97.38		.69	1.86
10/31/2021	14.41	.21	2.66	2.87	(.26 )	(.29 )	(.55 )	16.73	20.35	118.37		.67	1.34
10/31/2020	13.93	.22	.78	1.00	(.21 )	(.31 )	(.52 )	14.41	7.27	95.37		.69	1.58
Class F-2:
10/31/2024	13.58	.44	2.36	2.80	(.38 )	(.10 )	(.48 )	15.90	20.97	276.09		.39	2.94
10/31/2023	13.55	.42	.18	.60	(.33 )	(.24 )	(.57 )	13.58	4.46	236.10		.41	3.05
10/31/2022	16.87	.32	(2.60)	(2.28)	(.21 )	(.83 )	(1.04)	13.55	(14.45)	241.09		.40	2.13
10/31/2021	14.52	.26	2.67	2.93	(.29 )	(.29 )	(.58 )	16.87	20.65	268.09		.39	1.60
10/31/2020	14.03	.27	.77	1.04	(.24 )	(.31 )	(.55 )	14.52	7.59	201.09		.41	1.89
Class F-3:
10/31/2024	13.63	.46	2.35	2.81	(.39 )	(.10 )	(.49 )	15.95	21.00	36.01		.31	3.03
10/31/2023	13.60	.44	.17	.61	(.34 )	(.24 )	(.58 )	13.63	4.54	34.01		.32	3.16
10/31/2022	16.92	.33	(2.59)	(2.26)	(.23 )	(.83 )	(1.06)	13.60	(14.34)	33.01		.32	2.23
10/31/2021	14.56	.26	2.70	2.96	(.31 )	(.29 )	(.60 )	16.92	20.75	35.01		.31	1.63
10/31/2020	14.07	.28	.78	1.06	(.26 )	(.31 )	(.57 )	14.56	7.64	17.01		.33	1.96
Class R-1:
10/31/2024	13.26	.29	2.30	2.59	(.23 )	(.10 )	(.33 )	15.52	19.77	24	1.10	1.40	1.96
10/31/2023	13.23	.28	.16	.44	(.17 )	(.24 )	(.41 )	13.26	3.38	24	1.10	1.41	2.06
10/31/2022	16.49	.17	(2.55)	(2.38)	(.05 )	(.83 )	(.88 )	13.23	(15.32)	27	1.10	1.41	1.13
10/31/2021	14.21	.10	2.63	2.73	(.16 )	(.29 )	(.45 )	16.49	19.50	35	1.10	1.40	.60
10/31/2020	13.75	.12	.75	.87	(.10 )	(.31 )	(.41 )	14.21	6.41	27	1.12	1.44	.89
Class R-2:
10/31/2024	13.19	.29	2.29	2.58	(.24 )	(.10 )	(.34 )	15.43	19.76	1,076	1.10	1.40	1.95
10/31/2023	13.17	.28	.16	.44	(.18 )	(.24 )	(.42 )	13.19	3.33	1,000	1.10	1.41	2.05
10/31/2022	16.41	.17	(2.53)	(2.36)	(.05 )	(.83 )	(.88 )	13.17	(15.27)	1,060	1.11	1.42	1.14
10/31/2021	14.14	.10	2.61	2.71	(.15 )	(.29 )	(.44 )	16.41	19.48	1,364	1.10	1.40	.61
10/31/2020	13.69	.12	.75	.87	(.11 )	(.31 )	(.42 )	14.14	6.42	1,206	1.11	1.43	.90
Class R-2E:
10/31/2024	13.29	.34	2.29	2.63	(.28 )	(.10 )	(.38 )	15.54	20.07	305.81		1.11	2.27
10/31/2023	13.26	.34	.15	.49	(.22 )	(.24 )	(.46 )	13.29	3.71	296.81		1.12	2.45
10/31/2022	16.52	.21	(2.55)	(2.34)	(.09 )	(.83 )	(.92 )	13.26	(15.04)	353.81		1.12	1.43
10/31/2021	14.23	.14	2.63	2.77	(.19 )	(.29 )	(.48 )	16.52	19.82	470.81		1.11	.90
10/31/2020	13.78	.16	.75	.91	(.15 )	(.31 )	(.46 )	14.23	6.71	407.81		1.13	1.19
Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	86

Financial highlights (continued)
2025 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
10/31/2024	$13.39	$.36	$2.32	$2.68	$(.30 )	$(.10 )	$(.40 )	$15.67	20.29%	$1,751	.65%	.95%	2.39%
10/31/2023	13.36	.34	.17	.51	(.24 )	(.24 )	(.48 )	13.39	3.85	1,656.66		.97	2.49
10/31/2022	16.64	.23	(2.56)	(2.33)	(.12 )	(.83 )	(.95 )	13.36	(14.92)	1,744.66		.97	1.58
10/31/2021	14.33	.17	2.64	2.81	(.21 )	(.29 )	(.50 )	16.64	20.00	2,285.66		.96	1.05
10/31/2020	13.87	.19	.75	.94	(.17 )	(.31 )	(.48 )	14.33	6.87	2,000.66		.98	1.34
Class R-4:
10/31/2024	13.55	.41	2.34	2.75	(.34 )	(.10 )	(.44 )	15.86	20.62	1,700.35		.65	2.70
10/31/2023	13.52	.39	.16	.55	(.28 )	(.24 )	(.52 )	13.55	4.14	1,702.36		.67	2.79
10/31/2022	16.83	.28	(2.59)	(2.31)	(.17 )	(.83 )	(1.00)	13.52	(14.67)	1,770.36		.67	1.89
10/31/2021	14.48	.21	2.68	2.89	(.25 )	(.29 )	(.54 )	16.83	20.35	2,399.36		.66	1.33
10/31/2020	14.00	.23	.77	1.00	(.21 )	(.31 )	(.52 )	14.48	7.25	2,437.36		.68	1.65
Class R-5E:
10/31/2024	13.55	.43	2.35	2.78	(.37 )	(.10 )	(.47 )	15.86	20.87	928.15		.45	2.88
10/31/2023	13.52	.42	.17	.59	(.32 )	(.24 )	(.56 )	13.55	4.39	852.16		.47	3.03
10/31/2022	16.83	.31	(2.59)	(2.28)	(.20 )	(.83 )	(1.03)	13.52	(14.50)	951.15		.46	2.07
10/31/2021	14.48	.25	2.68	2.93	(.29 )	(.29 )	(.58 )	16.83	20.64	1,093.15		.45	1.53
10/31/2020	14.00	.28	.74	1.02	(.23 )	(.31 )	(.54 )	14.48	7.42	970.16		.48	1.98
Class R-5:
10/31/2024	13.73	.46	2.38	2.84	(.39 )	(.10 )	(.49 )	16.08	21.01	430.06		.36	3.00
10/31/2023	13.69	.44	.17	.61	(.33 )	(.24 )	(.57 )	13.73	4.52	410.06		.37	3.13
10/31/2022	17.03	.33	(2.62)	(2.29)	(.22 )	(.83 )	(1.05)	13.69	(14.41)	478.05		.36	2.18
10/31/2021	14.65	.27	2.70	2.97	(.30 )	(.29 )	(.59 )	17.03	20.70	651.06		.36	1.66
10/31/2020	14.16	.28	.77	1.05	(.25 )	(.31 )	(.56 )	14.65	7.53	575.06		.38	1.98
Class R-6:
10/31/2024	13.69	.46	2.36	2.82	(.39 )	(.10 )	(.49 )	16.02	20.98	22,860.01		.31	3.03
10/31/2023	13.65	.44	.18	.62	(.34 )	(.24 )	(.58 )	13.69	4.60	19,995.01		.32	3.11
10/31/2022	16.99	.33	(2.61)	(2.28)	(.23 )	(.83 )	(1.06)	13.65	(14.40)	18,694.01		.32	2.22
10/31/2021	14.61	.27	2.71	2.98	(.31 )	(.29 )	(.60 )	16.99	20.81	20,701.01		.31	1.68
10/31/2020	14.12	.28	.78	1.06	(.26 )	(.31 )	(.57 )	14.61	7.62	14,909.01		.33	1.95
Refer to the end of the tables for footnotes.

87	American Funds Target Date Retirement Series

Financial highlights (continued)
2020 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
10/31/2024	$12.17	$.39	$1.99	$2.38	$(.35 )	$(.08 )	$(.43 )	$14.12	19.81%	$2,254	.33%	.62%	2.88%
10/31/2023	12.25	.39	.01	.40	(.30 )	(.18 )	(.48 )	12.17	3.26	2,117.34		.64	3.12
10/31/2022	14.92	.29	(2.06)	(1.77)	(.19 )	(.71 )	(.90 )	12.25	(12.72)	2,250.33		.62	2.19
10/31/2021	13.22	.24	2.04	2.28	(.31 )	(.27 )	(.58 )	14.92	17.65	2,707.35		.64	1.70
10/31/2020	13.04	.27	.42	.69	(.24 )	(.27 )	(.51 )	13.22	5.41	2,362.35		.65	2.10
Class C:
10/31/2024	11.88	.28	1.95	2.23	(.24 )	(.08 )	(.32 )	13.79	18.96	99	1.08	1.37	2.16
10/31/2023	11.95	.29	.02	.31	(.20 )	(.18 )	(.38 )	11.88	2.53	108	1.09	1.39	2.39
10/31/2022	14.58	.19	(2.02)	(1.83)	(.09 )	(.71 )	(.80 )	11.95	(13.38)	131	1.08	1.37	1.46
10/31/2021	12.94	.14	1.99	2.13	(.22 )	(.27 )	(.49 )	14.58	16.74	170	1.08	1.37	.97
10/31/2020	12.78	.17	.41	.58	(.15 )	(.27 )	(.42 )	12.94	4.62	147	1.09	1.39	1.37
Class T:
10/31/2024	12.19	.42	1.99	2.41	(.38 )	(.08 )	(.46 )	14.14	20.11 [10]	— [11]	.09 [10]	.38 [10]	3.12 [10]
10/31/2023	12.27	.43	.01	.44	(.34 )	(.18 )	(.52 )	12.19	3.55 [10]	— [11]	.07 [10]	.37 [10]	3.40 [10]
10/31/2022	14.94	.33	(2.07)	(1.74)	(.22 )	(.71 )	(.93 )	12.27	(12.51)[10]	— [11]	.07 [10]	.36 [10]	2.48 [10]
10/31/2021	13.24	.28	2.03	2.31	(.34 )	(.27 )	(.61 )	14.94	17.86 [10]	— [11]	.13 [10]	.42 [10]	1.93 [10]
10/31/2020	13.06	.30	.42	.72	(.27 )	(.27 )	(.54 )	13.24	5.61 [10]	— [11]	.14 [10]	.44 [10]	2.33 [10]
Class F-1:
10/31/2024	12.08	.38	1.97	2.35	(.34 )	(.08 )	(.42 )	14.01	19.78	43.37		.66	2.86
10/31/2023	12.16	.39	.01	.40	(.30 )	(.18 )	(.48 )	12.08	3.23	44.36		.66	3.16
10/31/2022	14.81	.29	(2.04)	(1.75)	(.19 )	(.71 )	(.90 )	12.16	(12.72)	48.38		.67	2.17
10/31/2021	13.14	.24	2.01	2.25	(.31 )	(.27 )	(.58 )	14.81	17.52	61.37		.66	1.70
10/31/2020	12.97	.27	.41	.68	(.24 )	(.27 )	(.51 )	13.14	5.35	57.37		.67	2.08
Class F-2:
10/31/2024	12.16	.42	1.99	2.41	(.38 )	(.08 )	(.46 )	14.11	20.12	146.10		.39	3.11
10/31/2023	12.24	.42	.02	.44	(.34 )	(.18 )	(.52 )	12.16	3.53	136.10		.40	3.37
10/31/2022	14.92	.33	(2.07)	(1.74)	(.23 )	(.71 )	(.94 )	12.24	(12.57)	149.09		.38	2.44
10/31/2021	13.22	.28	2.04	2.32	(.35 )	(.27 )	(.62 )	14.92	17.94	176.09		.38	1.94
10/31/2020	13.04	.31	.42	.73	(.28 )	(.27 )	(.55 )	13.22	5.68	134.09		.39	2.36
Class F-3:
10/31/2024	12.21	.43	1.99	2.42	(.39 )	(.08 )	(.47 )	14.16	20.16	25.01		.30	3.20
10/31/2023	12.29	.42	.03	.45	(.35 )	(.18 )	(.53 )	12.21	3.62	21.01		.31	3.38
10/31/2022	14.96	.34	(2.06)	(1.72)	(.24 )	(.71 )	(.95 )	12.29	(12.39)	15.01		.30	2.53
10/31/2021	13.26	.29	2.04	2.33	(.36 )	(.27 )	(.63 )	14.96	17.98	18.01		.30	2.00
10/31/2020	13.08	.32	.42	.74	(.29 )	(.27 )	(.56 )	13.26	5.74	11.01		.31	2.43
Class R-1:
10/31/2024	12.00	.29	1.95	2.24	(.24 )	(.08 )	(.32 )	13.92	18.88	7	1.04	1.33	2.21
10/31/2023	12.05	.29	.03	.32	(.19 )	(.18 )	(.37 )	12.00	2.57	8	1.10	1.40	2.36
10/31/2022	14.66	.18	(2.04)	(1.86)	(.04 )	(.71 )	(.75 )	12.05	(13.44)	10	1.10	1.39	1.40
10/31/2021	12.99	.14	2.00	2.14	(.20 )	(.27 )	(.47 )	14.66	16.74	15	1.11	1.40	.96
10/31/2020	12.83	.17	.40	.57	(.14 )	(.27 )	(.41 )	12.99	4.51	15	1.13	1.43	1.34
Class R-2:
10/31/2024	11.89	.28	1.94	2.22	(.24 )	(.08 )	(.32 )	13.79	18.91	458	1.10	1.39	2.13
10/31/2023	11.96	.29	.02	.31	(.20 )	(.18 )	(.38 )	11.89	2.51	445	1.10	1.40	2.38
10/31/2022	14.58	.19	(2.03)	(1.84)	(.07 )	(.71 )	(.78 )	11.96	(13.41)	509	1.11	1.40	1.44
10/31/2021	12.94	.14	1.98	2.12	(.21 )	(.27 )	(.48 )	14.58	16.68	678	1.10	1.39	.97
10/31/2020	12.77	.17	.41	.58	(.14 )	(.27 )	(.41 )	12.94	4.63	680	1.11	1.41	1.37
Class R-2E:
10/31/2024	11.92	.32	1.94	2.26	(.28 )	(.08 )	(.36 )	13.82	19.21	139.81		1.10	2.45
10/31/2023	11.99	.33	.02	.35	(.24 )	(.18 )	(.42 )	11.92	2.85	144.81		1.11	2.70
10/31/2022	14.62	.23	(2.03)	(1.80)	(.12 )	(.71 )	(.83 )	11.99	(13.16)	174.81		1.10	1.73
10/31/2021	12.97	.18	1.99	2.17	(.25 )	(.27 )	(.52 )	14.62	17.05	227.81		1.10	1.26
10/31/2020	12.81	.21	.41	.62	(.19 )	(.27 )	(.46 )	12.97	4.93	222.81		1.11	1.65
Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	88

Financial highlights (continued)
2020 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
10/31/2024	$12.04	$.34	$1.97	$2.31	$(.30 )	$(.08 )	$(.38 )	$13.97	19.46%	$772	.65%	.94%	2.58%
10/31/2023	12.11	.35	.02	.37	(.26 )	(.18 )	(.44 )	12.04	2.97	788.66		.96	2.83
10/31/2022	14.76	.25	(2.05)	(1.80)	(.14 )	(.71 )	(.85 )	12.11	(13.04)	905.66		.95	1.89
10/31/2021	13.08	.20	2.02	2.22	(.27 )	(.27 )	(.54 )	14.76	17.30	1,236.66		.95	1.41
10/31/2020	12.92	.23	.40	.63	(.20 )	(.27 )	(.47 )	13.08	4.97	1,248.66		.96	1.81
Class R-4:
10/31/2024	12.16	.38	1.99	2.37	(.34 )	(.08 )	(.42 )	14.11	19.80	875.35		.64	2.87
10/31/2023	12.23	.39	.02	.41	(.30 )	(.18 )	(.48 )	12.16	3.28	883.36		.66	3.12
10/31/2022	14.90	.29	(2.06)	(1.77)	(.19 )	(.71 )	(.90 )	12.23	(12.78)	980.35		.64	2.20
10/31/2021	13.20	.24	2.03	2.27	(.30 )	(.27 )	(.57 )	14.90	17.61	1,420.36		.65	1.69
10/31/2020	13.02	.27	.42	.69	(.24 )	(.27 )	(.51 )	13.20	5.40	1,554.36		.66	2.12
Class R-5E:
10/31/2024	12.14	.41	1.98	2.39	(.37 )	(.08 )	(.45 )	14.08	20.00	430.15		.44	3.07
10/31/2023	12.21	.42	.02	.44	(.33 )	(.18 )	(.51 )	12.14	3.54	422.16		.46	3.36
10/31/2022	14.88	.32	(2.06)	(1.74)	(.22 )	(.71 )	(.93 )	12.21	(12.61)	514.15		.44	2.37
10/31/2021	13.19	.27	2.03	2.30	(.34 )	(.27 )	(.61 )	14.88	17.84	635.15		.44	1.90
10/31/2020	13.01	.32	.39	.71	(.26 )	(.27 )	(.53 )	13.19	5.57	659.15		.45	2.46
Class R-5:
10/31/2024	12.30	.43	2.00	2.43	(.38 )	(.08 )	(.46 )	14.27	20.10	194.06		.35	3.18
10/31/2023	12.37	.44	.01	.45	(.34 )	(.18 )	(.52 )	12.30	3.61	198.06		.36	3.44
10/31/2022	15.06	.34	(2.09)	(1.75)	(.23 )	(.71 )	(.94 )	12.37	(12.49)	240.05		.34	2.50
10/31/2021	13.34	.29	2.05	2.34	(.35 )	(.27 )	(.62 )	15.06	17.96	347.06		.35	2.02
10/31/2020	13.16	.32	.41	.73	(.28 )	(.27 )	(.55 )	13.34	5.65	350.06		.36	2.44
Class R-6:
10/31/2024	12.25	.43	2.01	2.44	(.39 )	(.08 )	(.47 )	14.22	20.26	10,346.01		.30	3.21
10/31/2023	12.33	.43	.02	.45	(.35 )	(.18 )	(.53 )	12.25	3.60	9,661.01		.31	3.44
10/31/2022	15.01	.34	(2.07)	(1.73)	(.24 )	(.71 )	(.95 )	12.33	(12.42)	9,758.01		.30	2.52
10/31/2021	13.30	.29	2.05	2.34	(.36 )	(.27 )	(.63 )	15.01	18.00	11,579.01		.30	2.03
10/31/2020	13.12	.32	.42	.74	(.29 )	(.27 )	(.56 )	13.30	5.73	9,367.01		.31	2.43
Refer to the end of the tables for footnotes.

89	American Funds Target Date Retirement Series

Financial highlights (continued)
2015 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
10/31/2024	$11.25	$.37	$1.69	$2.06	$(.33 )	$(.09 )	$(.42 )	$12.89	18.63%	$833	.34%	.63%	3.02%
10/31/2023	11.34	.38	(.05 )	.33	(.29 )	(.13 )	(.42 )	11.25	2.88	786.34		.63	3.26
10/31/2022	13.50	.28	(1.79)	(1.51)	(.20 )	(.45 )	(.65 )	11.34	(11.83)	851.33		.62	2.27
10/31/2021	12.02	.23	1.76	1.99	(.31 )	(.20 )	(.51 )	13.50	16.91	1,046.35		.63	1.80
10/31/2020	11.98	.27	.25	.52	(.24 )	(.24 )	(.48 )	12.02	4.40	968.34		.63	2.28
Class C:
10/31/2024	11.03	.28	1.65	1.93	(.22 )	(.09 )	(.31 )	12.65	17.76	21	1.08	1.37	2.30
10/31/2023	11.11	.29	(.05 )	.24	(.19 )	(.13 )	(.32 )	11.03	2.11	26	1.09	1.38	2.56
10/31/2022	13.24	.18	(1.76)	(1.58)	(.10 )	(.45 )	(.55 )	11.11	(12.50)	35	1.08	1.37	1.52
10/31/2021	11.79	.14	1.72	1.86	(.21 )	(.20 )	(.41 )	13.24	16.09	46	1.08	1.36	1.07
10/31/2020	11.76	.18	.25	.43	(.16 )	(.24 )	(.40 )	11.79	3.63	43	1.10	1.39	1.53
Class T:
10/31/2024	11.27	.40	1.68	2.08	(.36 )	(.09 )	(.45 )	12.90	18.83 [10]	— [11]	.09 [10]	.38 [10]	3.27 [10]
10/31/2023	11.35	.41	(.04 )	.37	(.32 )	(.13 )	(.45 )	11.27	3.26 [10]	— [11]	.07 [10]	.36 [10]	3.53 [10]
10/31/2022	13.51	.31	(1.79)	(1.48)	(.23 )	(.45 )	(.68 )	11.35	(11.62)[10]	— [11]	.07 [10]	.36 [10]	2.54 [10]
10/31/2021	12.03	.26	1.75	2.01	(.33 )	(.20 )	(.53 )	13.51	17.14 [10]	— [11]	.13 [10]	.41 [10]	2.02 [10]
10/31/2020	11.99	.29	.26	.55	(.27 )	(.24 )	(.51 )	12.03	4.62 [10]	— [11]	.14 [10]	.43 [10]	2.48 [10]
Class F-1:
10/31/2024	11.17	.36	1.68	2.04	(.32 )	(.09 )	(.41 )	12.80	18.64	13.37		.66	2.98
10/31/2023	11.25	.37	(.04 )	.33	(.28 )	(.13 )	(.41 )	11.17	2.92	11.36		.65	3.21
10/31/2022	13.40	.27	(1.78)	(1.51)	(.19 )	(.45 )	(.64 )	11.25	(11.90)	12.38		.67	2.23
10/31/2021	11.94	.23	1.74	1.97	(.31 )	(.20 )	(.51 )	13.40	16.83	15.37		.65	1.79
10/31/2020	11.91	.26	.25	.51	(.24 )	(.24 )	(.48 )	11.94	4.33	16.37		.66	2.24
Class F-2:
10/31/2024	11.25	.40	1.68	2.08	(.36 )	(.09 )	(.45 )	12.88	18.84	50.10		.39	3.27
10/31/2023	11.33	.40	(.03 )	.37	(.32 )	(.13 )	(.45 )	11.25	3.24	47.10		.39	3.50
10/31/2022	13.50	.31	(1.80)	(1.49)	(.23 )	(.45 )	(.68 )	11.33	(11.68)	49.09		.38	2.50
10/31/2021	12.02	.27	1.75	2.02	(.34 )	(.20 )	(.54 )	13.50	17.21	57.09		.37	2.04
10/31/2020	11.98	.30	.25	.55	(.27 )	(.24 )	(.51 )	12.02	4.68	48.10		.39	2.51
Class F-3:
10/31/2024	11.28	.41	1.70	2.11	(.37 )	(.09 )	(.46 )	12.93	19.08	7.01		.30	3.35
10/31/2023	11.37	.42	(.05 )	.37	(.33 )	(.13 )	(.46 )	11.28	3.24	7.01		.30	3.58
10/31/2022	13.54	.32	(1.79)	(1.47)	(.25 )	(.45 )	(.70 )	11.37	(11.57)	6.01		.30	2.59
10/31/2021	12.05	.27	1.77	2.04	(.35 )	(.20 )	(.55 )	13.54	17.34	8.01		.29	2.02
10/31/2020	12.01	.32	.24	.56	(.28 )	(.24 )	(.52 )	12.05	4.75	3.01		.30	2.71
Class R-1:
10/31/2024	11.02	.27	1.65	1.92	(.24 )	(.09 )	(.33 )	12.61	17.66	5	1.10	1.39	2.23
10/31/2023	11.10	.28	(.03 )	.25	(.20 )	(.13 )	(.33 )	11.02	2.19	6	1.10	1.39	2.50
10/31/2022	13.22	.18	(1.76)	(1.58)	(.09 )	(.45 )	(.54 )	11.10	(12.54)	6	1.10	1.39	1.50
10/31/2021	11.77	.14	1.72	1.86	(.21 )	(.20 )	(.41 )	13.22	16.03	7	1.11	1.39	1.07
10/31/2020	11.75	.18	.23	.41	(.15 )	(.24 )	(.39 )	11.77	3.51	8	1.14	1.43	1.51
Class R-2:
10/31/2024	11.03	.27	1.65	1.92	(.23 )	(.09 )	(.32 )	12.63	17.68	141	1.10	1.39	2.28
10/31/2023	11.10	.28	(.03 )	.25	(.19 )	(.13 )	(.32 )	11.03	2.19	144	1.10	1.39	2.50
10/31/2022	13.22	.18	(1.75)	(1.57)	(.10 )	(.45 )	(.55 )	11.10	(12.49)	163	1.11	1.40	1.51
10/31/2021	11.78	.14	1.71	1.85	(.21 )	(.20 )	(.41 )	13.22	16.00	223	1.10	1.38	1.06
10/31/2020	11.75	.18	.24	.42	(.15 )	(.24 )	(.39 )	11.78	3.58	222	1.12	1.41	1.53
Class R-2E:
10/31/2024	11.03	.31	1.65	1.96	(.27 )	(.09 )	(.36 )	12.63	18.06	49.81		1.10	2.56
10/31/2023	11.11	.33	(.06 )	.27	(.22 )	(.13 )	(.35 )	11.03	2.43	48.81		1.10	2.88
10/31/2022	13.23	.22	(1.75)	(1.53)	(.14 )	(.45 )	(.59 )	11.11	(12.21)	63.81		1.10	1.80
10/31/2021	11.79	.17	1.72	1.89	(.25 )	(.20 )	(.45 )	13.23	16.32	81.81		1.09	1.35
10/31/2020	11.76	.21	.25	.46	(.19 )	(.24 )	(.43 )	11.79	3.91	80.82		1.11	1.81
Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	90

Financial highlights (continued)
2015 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
10/31/2024	$11.15	$.33	$1.67	$2.00	$(.29 )	$(.09 )	$(.38 )	$12.77	18.21%	$268	.65%	.94%	2.71%
10/31/2023	11.22	.34	(.03 )	.31	(.25 )	(.13 )	(.38 )	11.15	2.69	263.66		.95	2.96
10/31/2022	13.37	.24	(1.79)	(1.55)	(.15 )	(.45 )	(.60 )	11.22	(12.19)	307.66		.95	1.95
10/31/2021	11.90	.19	1.75	1.94	(.27 )	(.20 )	(.47 )	13.37	16.63	415.66		.94	1.51
10/31/2020	11.87	.23	.24	.47	(.20 )	(.24 )	(.44 )	11.90	4.01	426.66		.95	1.96
Class R-4:
10/31/2024	11.25	.37	1.67	2.04	(.32 )	(.09 )	(.41 )	12.88	18.51	206.35		.64	3.02
10/31/2023	11.33	.38	(.05 )	.33	(.28 )	(.13 )	(.41 )	11.25	2.92	219.36		.65	3.26
10/31/2022	13.48	.28	(1.78)	(1.50)	(.20 )	(.45 )	(.65 )	11.33	(11.81)	254.35		.64	2.25
10/31/2021	12.00	.23	1.75	1.98	(.30 )	(.20 )	(.50 )	13.48	16.86	348.36		.64	1.77
10/31/2020	11.96	.27	.25	.52	(.24 )	(.24 )	(.48 )	12.00	4.39	398.36		.65	2.27
Class R-5E:
10/31/2024	11.21	.39	1.69	2.08	(.35 )	(.09 )	(.44 )	12.85	18.91	103.15		.44	3.20
10/31/2023	11.30	.40	(.05 )	.35	(.31 )	(.13 )	(.44 )	11.21	3.08	109.16		.45	3.48
10/31/2022	13.45	.30	(1.78)	(1.48)	(.22 )	(.45 )	(.67 )	11.30	(11.66)	133.15		.44	2.43
10/31/2021	11.98	.26	1.74	2.00	(.33 )	(.20 )	(.53 )	13.45	17.12	181.15		.43	2.00
10/31/2020	11.94	.31	.23	.54	(.26 )	(.24 )	(.50 )	11.98	4.55	192.16		.45	2.64
Class R-5:
10/31/2024	11.35	.41	1.70	2.11	(.36 )	(.09 )	(.45 )	13.01	18.98	70.06		.35	3.31
10/31/2023	11.44	.41	(.05 )	.36	(.32 )	(.13 )	(.45 )	11.35	3.16	69.06		.35	3.55
10/31/2022	13.61	.32	(1.80)	(1.48)	(.24 )	(.45 )	(.69 )	11.44	(11.55)	80.05		.34	2.56
10/31/2021	12.11	.28	1.76	2.04	(.34 )	(.20 )	(.54 )	13.61	17.27	90.06		.34	2.11
10/31/2020	12.07	.31	.25	.56	(.28 )	(.24 )	(.52 )	12.11	4.66	93.06		.35	2.58
Class R-6:
10/31/2024	11.30	.41	1.70	2.11	(.37 )	(.09 )	(.46 )	12.95	19.04	3,223.01		.30	3.35
10/31/2023	11.39	.41	(.04 )	.37	(.33 )	(.13 )	(.46 )	11.30	3.23	3,000.01		.30	3.56
10/31/2022	13.56	.32	(1.79)	(1.47)	(.25 )	(.45 )	(.70 )	11.39	(11.55)	3,025	— [14]	.29	2.58
10/31/2021	12.07	.28	1.76	2.04	(.35 )	(.20 )	(.55 )	13.56	17.31	3,480.01		.29	2.11
10/31/2020	12.03	.31	.25	.56	(.28 )	(.24 )	(.52 )	12.07	4.74	2,801.01		.30	2.59
Refer to the end of the tables for footnotes.

91	American Funds Target Date Retirement Series

Financial highlights (continued)
2010 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
10/31/2024	$10.74	$.37	$1.51	$1.88	$(.32 )	$(.08 )	$(.40 )	$12.22	17.81%	$529	.34%	.62%	3.14%
10/31/2023	10.83	.36	(.08 )	.28	(.27 )	(.10 )	(.37 )	10.74	2.54	514.34		.62	3.30
10/31/2022	12.60	.25	(1.55)	(1.30)	(.19 )	(.28 )	(.47 )	10.83	(10.80)	561.34		.61	2.18
10/31/2021	11.37	.21	1.46	1.67	(.28 )	(.16 )	(.44 )	12.60	14.96	660.34		.61	1.73
10/31/2020	11.28	.25	.23	.48	(.23 )	(.16 )	(.39 )	11.37	4.31	604.35		.79	2.22
Class C:
10/31/2024	10.53	.27	1.48	1.75	(.22 )	(.08 )	(.30 )	11.98	16.86	17	1.09	1.37	2.40
10/31/2023	10.62	.28	(.09 )	.19	(.18 )	(.10 )	(.28 )	10.53	1.71	20	1.09	1.37	2.57
10/31/2022	12.36	.17	(1.53)	(1.36)	(.10 )	(.28 )	(.38 )	10.62	(11.38)	25	1.08	1.35	1.44
10/31/2021	11.16	.12	1.44	1.56	(.20 )	(.16 )	(.36 )	12.36	14.11	32	1.07	1.34	.99
10/31/2020	11.09	.17	.22	.39	(.16 )	(.16 )	(.32 )	11.16	3.52	26	1.09	1.53	1.51
Class T:
10/31/2024	10.75	.39	1.52	1.91	(.35 )	(.08 )	(.43 )	12.23	18.12 [10]	— [11]	.09 [10]	.37 [10]	3.38 [10]
10/31/2023	10.85	.39	(.09 )	.30	(.30 )	(.10 )	(.40 )	10.75	2.76 [10]	— [11]	.07 [10]	.35 [10]	3.57 [10]
10/31/2022	12.61	.29	(1.56)	(1.27)	(.21 )	(.28 )	(.49 )	10.85	(10.51)[10]	— [11]	.07 [10]	.34 [10]	2.47 [10]
10/31/2021	11.38	.24	1.46	1.70	(.31 )	(.16 )	(.47 )	12.61	15.18 [10]	— [11]	.13 [10]	.40 [10]	1.95 [10]
10/31/2020	11.29	.27	.23	.50	(.25 )	(.16 )	(.41 )	11.38	4.53 [10]	— [11]	.15 [10]	.59 [10]	2.44 [10]
Class F-1:
10/31/2024	10.67	.35	1.51	1.86	(.31 )	(.08 )	(.39 )	12.14	17.80	11.37		.65	3.07
10/31/2023	10.77	.36	(.09 )	.27	(.27 )	(.10 )	(.37 )	10.67	2.48	10.36		.64	3.25
10/31/2022	12.53	.25	(1.55)	(1.30)	(.18 )	(.28 )	(.46 )	10.77	(10.80)	10.37		.64	2.16
10/31/2021	11.31	.21	1.45	1.66	(.28 )	(.16 )	(.44 )	12.53	14.93	10.37		.64	1.69
10/31/2020	11.22	.24	.24	.48	(.23 )	(.16 )	(.39 )	11.31	4.34	9.38		.82	2.17
Class F-2:
10/31/2024	10.73	.40	1.50	1.90	(.35 )	(.08 )	(.43 )	12.20	18.03	40.10		.38	3.40
10/31/2023	10.83	.39	(.09 )	.30	(.30 )	(.10 )	(.40 )	10.73	2.75	41.10		.38	3.51
10/31/2022	12.59	.28	(1.54)	(1.26)	(.22 )	(.28 )	(.50 )	10.83	(10.50)	40.09		.36	2.42
10/31/2021	11.36	.24	1.46	1.70	(.31 )	(.16 )	(.47 )	12.59	15.26	40.09		.36	1.96
10/31/2020	11.27	.28	.23	.51	(.26 )	(.16 )	(.42 )	11.36	4.60	29.10		.54	2.48
Class F-3:
10/31/2024	10.76	.40	1.52	1.92	(.36 )	(.08 )	(.44 )	12.24	18.18	10.01		.29	3.46
10/31/2023	10.86	.41	(.10 )	.31	(.31 )	(.10 )	(.41 )	10.76	2.83	9.01		.29	3.67
10/31/2022	12.63	.29	(1.55)	(1.26)	(.23 )	(.28 )	(.51 )	10.86	(10.47)	9.01		.28	2.49
10/31/2021	11.39	.25	1.47	1.72	(.32 )	(.16 )	(.48 )	12.63	15.40	8.01		.28	2.08
10/31/2020	11.30	.27	.25	.52	(.27 )	(.16 )	(.43 )	11.39	4.67	6.01		.45	2.43
Class R-1:
10/31/2024	10.67	.27	1.51	1.78	(.24 )	(.08 )	(.32 )	12.13	16.89	3	1.10	1.38	2.34
10/31/2023	10.78	.27	(.08 )	.19	(.20 )	(.10 )	(.30 )	10.67	1.72	2	1.10	1.38	2.47
10/31/2022	12.54	.16	(1.54)	(1.38)	(.10 )	(.28 )	(.38 )	10.78	(11.42)	2	1.10	1.37	1.42
10/31/2021	11.33	.12	1.46	1.58	(.21 )	(.16 )	(.37 )	12.54	14.10	2	1.11	1.38	1.00
10/31/2020	11.22	.17	.23	.40	(.13 )	(.16 )	(.29 )	11.33	3.57	2	1.06	1.50	1.54
Class R-2:
10/31/2024	10.55	.27	1.49	1.76	(.23 )	(.08 )	(.31 )	12.00	16.94	75	1.10	1.38	2.39
10/31/2023	10.64	.28	(.10 )	.18	(.17 )	(.10 )	(.27 )	10.55	1.70	76	1.10	1.38	2.56
10/31/2022	12.38	.16	(1.53)	(1.37)	(.09 )	(.28 )	(.37 )	10.64	(11.46)	85	1.11	1.38	1.43
10/31/2021	11.18	.12	1.44	1.56	(.20 )	(.16 )	(.36 )	12.38	14.09	106	1.10	1.37	.99
10/31/2020	11.09	.16	.23	.39	(.14 )	(.16 )	(.30 )	11.18	3.57	101	1.12	1.56	1.48
Class R-2E:
10/31/2024	10.53	.31	1.48	1.79	(.26 )	(.08 )	(.34 )	11.98	17.30	42.81		1.09	2.69
10/31/2023	10.62	.32	(.10 )	.22	(.21 )	(.10 )	(.31 )	10.53	2.01	40.81		1.09	2.94
10/31/2022	12.36	.20	(1.53)	(1.33)	(.13 )	(.28 )	(.41 )	10.62	(11.18)	54.81		1.08	1.71
10/31/2021	11.16	.15	1.44	1.59	(.23 )	(.16 )	(.39 )	12.36	14.46	70.81		1.08	1.25
10/31/2020	11.09	.20	.21	.41	(.18 )	(.16 )	(.34 )	11.16	3.78	61.82		1.26	1.78
Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	92

Financial highlights (continued)
2010 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
10/31/2024	$10.65	$.33	$1.50	$1.83	$(.28 )	$(.08 )	$(.36 )	$12.12	17.44%	$170	.65%	.93%	2.83%
10/31/2023	10.75	.33	(.10 )	.23	(.23 )	(.10 )	(.33 )	10.65	2.11	173.66		.94	3.00
10/31/2022	12.49	.22	(1.54)	(1.32)	(.14 )	(.28 )	(.42 )	10.75	(10.99)	205.66		.93	1.87
10/31/2021	11.27	.17	1.45	1.62	(.24 )	(.16 )	(.40 )	12.49	14.62	263.66		.93	1.44
10/31/2020	11.19	.21	.22	.43	(.19 )	(.16 )	(.35 )	11.27	3.94	279.67		1.11	1.93
Class R-4:
10/31/2024	10.72	.36	1.52	1.88	(.32 )	(.08 )	(.40 )	12.20	17.82	206.35		.63	3.13
10/31/2023	10.82	.36	(.10 )	.26	(.26 )	(.10 )	(.36 )	10.72	2.41	211.36		.64	3.28
10/31/2022	12.58	.25	(1.55)	(1.30)	(.18 )	(.28 )	(.46 )	10.82	(10.78)	235.35		.62	2.18
10/31/2021	11.35	.21	1.46	1.67	(.28 )	(.16 )	(.44 )	12.58	14.97	315.36		.63	1.73
10/31/2020	11.26	.25	.23	.48	(.23 )	(.16 )	(.39 )	11.35	4.31	315.36		.80	2.22
Class R-5E:
10/31/2024	10.70	.38	1.52	1.90	(.34 )	(.08 )	(.42 )	12.18	18.09	93.15		.43	3.31
10/31/2023	10.80	.39	(.10 )	.29	(.29 )	(.10 )	(.39 )	10.70	2.67	91.16		.44	3.55
10/31/2022	12.56	.28	(1.55)	(1.27)	(.21 )	(.28 )	(.49 )	10.80	(10.60)	118.15		.42	2.37
10/31/2021	11.34	.23	1.46	1.69	(.31 )	(.16 )	(.47 )	12.56	15.14	141.16		.43	1.90
10/31/2020	11.24	.28	.23	.51	(.25 )	(.16 )	(.41 )	11.34	4.59	137.16		.60	2.52
Class R-5:
10/31/2024	10.83	.41	1.52	1.93	(.35 )	(.08 )	(.43 )	12.33	18.19	46.06		.34	3.46
10/31/2023	10.93	.40	(.10 )	.30	(.30 )	(.10 )	(.40 )	10.83	2.75	52.06		.34	3.60
10/31/2022	12.70	.29	(1.56)	(1.27)	(.22 )	(.28 )	(.50 )	10.93	(10.46)	60.05		.32	2.49
10/31/2021	11.46	.25	1.46	1.71	(.31 )	(.16 )	(.47 )	12.70	15.24	72.06		.33	2.05
10/31/2020	11.36	.29	.23	.52	(.26 )	(.16 )	(.42 )	11.46	4.67	74.06		.50	2.54
Class R-6:
10/31/2024	10.79	.40	1.53	1.93	(.36 )	(.08 )	(.44 )	12.28	18.22	2,728.01		.29	3.46
10/31/2023	10.89	.40	(.09 )	.31	(.31 )	(.10 )	(.41 )	10.79	2.82	2,466.01		.29	3.60
10/31/2022	12.66	.29	(1.55)	(1.26)	(.23 )	(.28 )	(.51 )	10.89	(10.45)	2,491.01		.28	2.51
10/31/2021	11.42	.25	1.47	1.72	(.32 )	(.16 )	(.48 )	12.66	15.36	2,713.01		.28	2.05
10/31/2020	11.33	.29	.23	.52	(.27 )	(.16 )	(.43 )	11.42	4.65	2,191.01		.45	2.54
Refer to the end of the tables for footnotes.

93	American Funds Target Date Retirement Series

Financial highlights (continued)

Portfolio turnover rate for all share classes	Year ended October 31
	2024	2023	2022	2021	2020
2070 Fund	7%6,[7,8]
2065 Fund	4	1%[15]	2%	13%	22%[6,8,12]
2060 Fund	5 [15]	1 [15]	2	12	3 [15]
2055 Fund	5 [15]	1 [15]	3	14 [15]	3 [15]
2050 Fund	5 [15]	1	2	14 [15]	4 [15]
2045 Fund	5 [15]	2 [15]	— [16]	15 [15]	4 [15]
2040 Fund	6 [15]	1	4	17 [15]	5 [15]
2035 Fund	7 [15]	1	6	17 [15]	9 [15]
2030 Fund	7 [15]	2 [15]	9	21	8 [15]
2025 Fund	10	5 [15]	12	18 [15]	12 [15]
2020 Fund	5	6	15	20 [15]	13 [15]
2015 Fund	6	7	17	21 [15]	13
2010 Fund	8	8	18	20 [15]	12

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]
This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the years shown, CRMC reimbursed a portion of miscellaneous fees and expenses during 2070 Fund’s and 2065 Fund’s startup period.

[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]
This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.

[6]	Based on operations for a period that is less than a full year.
[7]	For the period May 3, 2024, commencement of operations, through October 31, 2024.
[8]	Annualized.
[9]	Amount less than $.01.
[10]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[11]	Amount less than $1 million.
[12]	For the period March 27, 2020, commencement of operations, through October 31, 2020.
[13]	Not annualized.
[14]	Amount less than .01%.
[15]
Includes the value of securities sold due to in-kind redemptions. The rate shown would have been reduced by up to two percentage points if the value of securities sold due to in-kind redemptions were excluded.

[16]	Amount was either less than 1% or there was no turnover.
Refer to the notes to financial statements.

American Funds Target Date Retirement Series	94

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Funds Target Date Retirement Series:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of American Funds Target Date Retirement Series comprising the American Funds 2070 Target Date Retirement Fund, American Funds 2065 Target Date Retirement Fund, American Funds 2060 Target Date Retirement Fund, American Funds 2055 Target Date Retirement Fund, American Funds 2050 Target Date Retirement Fund, American Funds 2045 Target Date Retirement Fund, American Funds 2040 Target Date Retirement Fund, American Funds 2035 Target Date Retirement Fund, American Funds 2030 Target Date Retirement Fund, American Funds 2025 Target Date Retirement Fund, American Funds 2020 Target Date Retirement Fund, American Funds 2015 Target Date Retirement Fund, and American Funds 2010 Target Date Retirement Fund (the "Funds"), including the investment portfolios, as of October 31, 2024; the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for the Funds, except American Funds 2070 Target Date Retirement Fund and American Funds 2065 Target Date Retirement Fund; the related statement of operations, changes in net assets, and financial highlights for the period from May 3, 2024 (commencement of operations) through October 31, 2024, for American Funds 2070 Target Date Retirement Fund; the related statement of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and the period from March 27, 2020 (commencement of operations) through October 31, 2020, for American Funds 2065 Target Date Retirement Fund; and the related notes.
In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds, except American Funds 2070 Target Date Retirement Fund and American Funds 2065 Target Date Retirement Fund as of October 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of American Funds 2070 Target Date Retirement Fund and American Funds 2065 Target Date Retirement Fund as of October 31, 2024; the results of operations, changes in net assets, and financial highlights for American Funds 2070 Target Date Retirement Fund for the period from May 3, 2024 (commencement of operations) through October 31, 2024; and the results of operations for the year ended October 31, 2024, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and the period from March 27, 2020 (commencement of operations) through October 31, 2020, for American Funds 2065 Target Date Retirement Fund, in conformity with accounting principles generally accepted in the United States of America.

95	American Funds Target Date Retirement Series

Report of Independent Registered Public Accounting Firm (continued)

Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of October 31, 2024, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
December 11, 2024
We have served as the auditor of one or more American Funds investment companies since 1956.

American Funds Target Date Retirement Series	96

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The series hereby designates the following amounts for the year ended October 31, 2024:
	2070 Fund	2065 Fund	2060 Fund	2055 Fund	2050 Fund
Long-term capital gains	—	$13,804,000	$101,159,000	$188,590,000	$288,093,000
Foreign taxes (per share)	$0.0002	$0.0046	$0.0060	$0.0090	$0.0068
Foreign source income (per share)	$0.0026	$0.0406	$0.0512	$0.0794	$0.0611
Qualified dividend income	100%	100%	100%	100%	100%
Section 163(j) interest dividends	—	$3,320,000	$28,930,000	$58,669,000	$101,212,000
Corporate dividends received deduction	100%	$24,167,000	$126,543,000	$223,349,000	$340,515,000
U.S. government income that may be exempt from state taxation	$4,000	$4,839,000	$23,051,000	$39,940,000	$61,266,000

	2045 Fund	2040 Fund	2035 Fund	2030 Fund
Long-term capital gains	$324,050,000	$380,649,000	$358,976,000	$305,697,000
Foreign taxes (per share)	$0.0065	$0.0058	$0.0041	$0.0032
Foreign source income (per share)	$0.0602	$0.0537	$0.0419	$0.0345
Qualified dividend income	100%	$587,522,000	$550,467,000	$510,825,000
Section 199A dividends	—	$9,190,000	$10,602,000	$11,547,000
Section 163(j) interest dividends	$133,847,000	$240,237,000	$468,511,000	$679,612,000
Corporate dividends received deduction	$390,946,000	$434,510,000	$382,548,000	$365,177,000
U.S. government income that may be exempt from state taxation	$71,793,000	$107,798,000	$183,927,000	$248,700,000

	2025 Fund	2020 Fund	2015 Fund	2010 Fund
Long-term capital gains	$220,578,000	$92,329,000	$38,541,000	$27,560,000
Foreign taxes (per share)	$0.0020	$0.0011	$0.0008	$0.0005
Foreign source income (per share)	$0.0237	$0.0133	$0.0094	$0.0055
Qualified dividend income	$327,739,000	$169,489,000	$53,005,000	$42,150,000
Section 199A dividends	$11,129,000	$7,003,000	$2,333,000	$2,166,000
Section 163(j) interest dividends	$645,953,000	$365,717,000	$120,498,000	$96,201,000
Corporate dividends received deduction	$252,340,000	$126,756,000	$38,114,000	$30,670,000
U.S. government income that may be exempt from state taxation	$207,920,000	$104,479,000	$34,673,000	$30,014,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2025, to determine the calendar year amounts to be included on their 2024 tax returns. Shareholders should consult their tax advisors.

97	American Funds Target Date Retirement Series

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to information in the financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable

American Funds Target Date Retirement Series	98

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Target Date Retirement Series

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: January 07, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: January 07, 2025

By   /s/ Gregory F. Niland

Gregory F. Niland, Treasurer and

Principal Financial Officer

Date: January 07, 2025